                                                 Registration File No. 333-76931
                                                                        811-9075
       As filed with the Securities and Exchange Commission on February 18, 2003
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C., 20549

                                     -------

                                    FORM N-6
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933                      [X]
                           PRE-EFFECTIVE AMENDMENT NO.                     [ ]

                                    --------
                         POST-EFFECTIVE AMENDMENT NO. 4                    [X]
                      ON FORM N-6 TO REGISTRATION STATEMENT
                                   ON FORM S-6
                                    --------

                                     AND/OR

                          REGISTRATION STATEMENT UNDER
                       THE INVESTMENT COMPANY ACT OF 1940
                                 AMENDMENT NO. 1                           [X]
                        (CHECK APPROPRIATE BOX OR BOXES.)

                              LLAC VARIABLE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                               (NAME OF DEPOSITOR)
                                175 BERKELEY ST.
                           BOSTON, MASSACHUSETTS 02117
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (617) 357-9500

                                JOHN A. TYMOCHKO
                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                                175 BERKELEY ST.
                           BOSTON, MASSACHUSETTS 02117

                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                      -----

Copies to:
JOAN E. BOROS, ESQ.                       WILLIAM J. O'CONNELL, ESQ.
CHRISTOPHER S. PETITO                     ASSISTANT GENERAL COUNSEL AND
JORDEN BURT, LLP                          ASSISTANT SECRETARY
1025 THOMAS JEFFERSON ST., N.W.           LIBERTY LIFE ASSURANCE COMPANY
WASHINGTON, D.C.  20007-5201              OF BOSTON
                                          175 BERKELEY ST.
                                          BOSTON, MASSACHUSETTS 02117

            APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: CONTINUOUS

  It is proposed that this filing will become effective (check appropriate box)

   [ ] Immediately upon filing pursuant to paragraph (b) of Rule 485.

   [ ] On May 1, 2003 pursuant to paragraph (b) of Rule 485.

   [X] 60 days after filing pursuant to paragraph (a) of Rule 485.

   [ ] On [date] pursuant to paragraph (a) of Rule 485.

If appropriate, check the following box:

   [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                    --------

                      TITLE OF SECURITIES BEING REGISTERED:

Variable portion of flexible premium variable life insurance contracts.

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                                    ISSUED BY
                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                             IN CONNECTION WITH ITS
                              LLAC VARIABLE ACCOUNT
                        175 BERKELEY STREET, P.O. BOX 140
                        BOSTON, MASSACHUSETTS 02117-0140
                                 SERVICE CENTER
                                 100 LIBERTY WAY
                           DOVER, NEW HAMPSHIRE 03820
                            1-800-451-7065 EXT. 36327

This prospectus describes Flexible Premium Variable Life Insurance Contracts (the "Contract" or "Contracts" ) offered by Liberty Life Assurance Company of Boston ("we", "our" or "Liberty Life") for prospective insured persons who meet our Age and underwriting standards. The Contracts are designed to provide life insurance benefits for the Insured and investment opportunities for long-term financial objectives. This prospectus provides information that a prospective owner should know before investing in the Contracts. Please read this prospectus carefully and retain it for future reference.

The Contracts currently offer the following twenty-eight investment options (the "Portfolios"), each of which is a Sub-Account of LLAC Variable Account of Liberty Life (the "Variable Account"):

AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES): AIM V.I. Capital Appreciation Fund; AIM V.I. Government Securities Fund; AIM V.I. International Growth Fund; and AIM V.I. New Technology Fund.

THE DREYFUS CORPORATION (INITIAL SHARES): Dreyfus Stock Index Fund; Dreyfus Variable Investment Fund Appreciation Portfolio; Dreyfus Socially Responsible Growth Fund, Inc.; Dreyfus Investment Portfolios Technology Growth Portfolio; and Dreyfus Investment Portfolios Emerging Leaders Portfolio.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES): Franklin Growth and Income Securities Fund; Franklin Large Cap Growth Securities Fund; Franklin Money Market Fund; Franklin Strategic Income Securities Fund; and Templeton Growth Securities Fund.

LIBERTY VARIABLE INVESTMENT TRUST: Colonial Small Cap Value Fund, Variable Series; Colonial High Yield Securities Fund, Variable Series; Colonial Strategic Income Fund, Variable Series; Colonial U.S. Growth & Income Fund, Variable Series; and Liberty All-Star Equity Fund, Variable Series.

MFS(R) VARIABLE INSURANCE TRUST (Initial Class Shares): MFS VIT Emerging Growth Series; MFS VIT Research Series; MFS VIT Utilities Series; MFS VIT Investors Trust Series; MFS VIT Capital Opportunities Series; and MFS VIT High Income Series.

STEINROE VARIABLE INVESTMENT TRUST: Stein Roe Balanced Fund, Variable Series; Stein Roe Growth Stock Fund, Variable Series; and Stein Roe Money Market Fund, Variable Series.

Not all of the Sub-Accounts may be available under your Contract. This prospectus is valid only if accompanied by the current prospectuses for the Portfolios listed above. Please notify us if any of those prospectuses are missing or outdated and we will send a replacement or current version.

The Owner ("you") also can allocate all or a part of your Contract's value to the Fixed Account, which credits a specified rate of interest.

No claim is made that this variable life insurance contract is in any way similar or comparable to a systematic investment plan of a mutual fund.


--------------------------------------------------------------------------------
NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

                   The Date of this Prospectus is May 1, 2003

In certain states the Contracts may be offered as group contracts with individual ownership represented by Certificates. The discussion of Contracts in this prospectus applies equally to Certificates under group contracts, unless the context specifies otherwise.

 The Contracts may not be available in all states.

It may not be advantageous for you to purchase variable life insurance to replace your existing insurance coverage or if you already own a variable life insurance contract.

THE CONTRACTS AND THE INVESTMENTS IN THE PORTFOLIOS ARE NOT INSURED BY THE FDIC OR ANY OTHER FEDERAL GOVERNMENT AGENCY, NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY ANY BANK OR ITS SUBSIDIARIES, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF VALUE.

                                TABLE OF CONTENTS

                                                                          PAGE
--------------------------------------------------------------------------------
Summary of Benefits, Risks & Characteristics of the Contracts.............  6
      Description and Benefits of the Contracts...........................  6
      Issuance and Underwriting...........................................  6
      Death Benefit.......................................................  6
      Choice of Death Benefit Options.....................................  6
      Coverage Guarantees.................................................  6
      Account Value.......................................................  6
      Multiple Investment Options.........................................  6
      Fixed Account.......................................................  6
      Flexibility.........................................................  6
      Transfers...........................................................  6
      Right to Return Period..............................................  6
      Surrender and Partial Withdrawals...................................  7
      Loans...............................................................  7
      Assignment..........................................................  7
      Tax Benefits........................................................  7
      Optional Insurance Benefits.........................................  7
      Risks of the Contracts..............................................  7
      Investment Performance..............................................  7
      Suitability.........................................................  7
      Risk of Lapse.......................................................  7
      Limitations on Access to Cash Value.................................  7
      Limitations on transfers among the Sub-Accounts and the Fixed
        Account...........................................................  7
      Impact of Loans.....................................................  7
      Adverse Tax Consequences............................................  7
      Portfolio Company Risks.............................................  8
      Characteristics of the Contracts....................................  8
Tables of Fees and Expenses...............................................  9
      Transaction Fees....................................................  9
      Periodic Charges other than Portfolio Operating Expenses............ 10
      Optional Insurance Benefit Charges.................................. 10
      Annual Portfolio Operating Expenses................................. 13
 Description of Liberty Life and the Variable Account..................... 14
      Liberty Life Assurance Company of Boston............................ 14
      Variable Account.................................................... 14
      Safekeeping of the Variable Account's Assets........................ 14
      The Investment and Fixed Account Options............................ 14
      Voting Rights....................................................... 18
      Additions, Deletions, and Substitutions of Securities............... 19
      The Fixed Account................................................... 19
Purchasing a Contract..................................................... 20
      Initial Premium..................................................... 20
      Contract Date....................................................... 20
      Face Amount......................................................... 20
      Subsequent Premiums................................................. 20
      Guaranteed Coverage Monthly Premium................................. 21
      Modified Endowment Contract......................................... 22
      Right to Return Contract............................................ 22

                                                                          PAGE
--------------------------------------------------------------------------------
 Account Value............................................................  22
      General.............................................................  22
      Adjustments to Account Value........................................  22
      Accumulation Units..................................................  23
      Accumulation Unit Value.............................................  23
      Postponement of Payments............................................  23
Allocation of Net Premiums................................................  24
      Initial Net Premium.................................................  24
      Subsequent Net Premiums.............................................  24
      Asset Allocation Models.............................................  24
      Transfers of Account Value..........................................  25
      Transfers Authorized by Telephone...................................  25
      Dollar Cost Averaging...............................................  26
      Asset Rebalancing...................................................  26
 Death Benefit and Optional Insurance Benefits............................  26
      Death Benefit.......................................................  26
      Death Benefit Options...............................................  27
      Death Benefit at Attained Age 100...................................  28
      Change in the Face Amount...........................................  28
      Proceeds Options....................................................  29
         - Option 1-Interest..............................................  29
         - Option 2-Fixed Amount..........................................  29
         - Option 3-Fixed Period..........................................  29
         - Option 4-Life Income, with or without a guarantee period.......  29
      Liberty Security Account(R).........................................  29
      Optional Insurance Benefit Agreements...............................  29
         - Accelerated Death Benefit Agreement............................  30
         - Waiver of Specified Monthly Premium............................  30
         - Waiver of Monthly Deduction....................................  30
         - Children's Protection Benefit..................................  30
         - Accidental Death and Dismemberment.............................  30
         - Primary Insured Term Insurance.................................  30
         - Passport Term Insurance........................................  30
         - Additional Insured Term Insurance..............................  31
Charges and Deductions....................................................  31
      Premium Expense Charge..............................................  31
      Separate Account Expense Charge.....................................  31
      Monthly Deduction   ................................................  32
      Cost of Insurance Charge............................................  32
      Contract Fee........................................................  32
      Charges for Optional Benefit Agreements.............................  32
      Portfolio Expenses..................................................  32
      Transaction Fees....................................................  33
      Withdrawal Charge...................................................  33
      Medical Waiver of Withdrawal Charge.................................  33
      Withdrawal Fee......................................................  34
      Transfer Fee........................................................  34
Contract Surrender and Partial Withdrawals................................  34
      Surrender...........................................................  34
      Partial Withdrawals.................................................  34
         - Effect of Partial Withdrawal on Death Benefit..................  35
         - Allocating Partial Withdrawals among Sub-Accounts and the
           Fixed Account..................................................  35

                                                                          PAGE
--------------------------------------------------------------------------------
Loans.....................................................................  35
      Availability of Loans...............................................  35
      Limitations.........................................................  35
      Interest............................................................  35
      Effect of Loans.....................................................  35
      Loan Procedures.....................................................  36
Lapse and Reinstatement...................................................  36
      Lapse...............................................................  36
      Lapse Options.......................................................  36
      Reinstatement.......................................................  36
 General Contract Provisions..............................................  37
Ownership Rights..........................................................  37
      Beneficiary.........................................................  37
      Assignment..........................................................  37
      Periodic Reports....................................................  37
Federal Income Tax Considerations.........................................  38
      Taxation of Liberty Life and the Variable Account...................  38
      Tax Status of the Contract..........................................  38
      Diversification Requirements........................................  38
      Owner Control.......................................................  39
      Income Tax Treatment of Life Insurance Death Benefit Proceeds.......  39
      Accelerated Death Benefit...........................................  40
      Tax Deferral During Accumulation Period.............................  40
      Contracts Which Are MECs............................................  40
      Characterization of a Contract as a MEC.............................  40
      Tax Treatment of Withdrawals, Loans, Assignments and Pledges under
        MECs..............................................................  40
      Penalty Tax.........................................................  40
      Aggregation of Contracts............................................  40
      Contracts Which Are Not MECs........................................  40
      Tax Treatment of Withdrawals Generally..............................  40
      Certain Distributions Required by the Tax Law in the First 15
        Contract Years....................................................  40
      Tax Treatment of Loans..............................................  41
      Actions to Ensure Compliance with the Tax Law.......................  41
      Federal Income Tax Withholding......................................  41
      Tax Advice..........................................................  41
Legal Proceedings.........................................................  41
Legal Matters.............................................................  41
Financial Statements......................................................  41
Glossary of Terms used in the Prospectus..................................  42


THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. LIBERTY LIFE DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATION REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

          SUMMARY OF BENEFITS, RISKS & CHARACTERISTICS OF THE CONTRACTS

The following is a summary of the benefits, risks and characteristics of the Contracts. It is only a summary. Additional information on the Contracts' benefits, risks and characteristics can be found in the later sections of this prospectus. Capitalized terms used in this prospectus are defined where first used or in the Glossary beginning on page 42 of this prospectus.

DESCRIPTION AND BENEFITS OF THE CONTRACTS

ISSUANCE AND UNDERWRITING. We will issue a Contract on the life of a prospective Insured who meets our Age and underwriting standards.

DEATH BENEFIT. The primary benefit of your Contract is life insurance coverage. While the Contract is in force, a Death Benefit will be paid to the Beneficiary when the Insured covered under the Contract dies. You or your Beneficiary may choose to receive the Death Benefit in a lump sum or under one of our proceeds options.

CHOICE OF DEATH BENEFIT OPTIONS. The Contract offers a choice of two Death Benefits. Under Option 1, the Death Benefit will not be less than the then current Face Amount of your Contract less any outstanding loans. Under Option 2, the Death Benefit will not be less than the sum of the then current Face Amount of your Contract and your Account Value, less any outstanding loans. Under either option, the Death Benefit may equal a multiple of the Account Value, if that amount would be greater than the amount described above.

COVERAGE GUARANTEES. During defined periods of the Contracts, your Contract will not terminate, regardless of its value, as long as the specified Premiums have been paid and there are no loans outstanding. The terms and availability of the coverage guarantees differ in certain states.

ACCOUNT VALUE. Your Contract has an Account Value. Your Account Value will vary with the performance of the Sub-Accounts, the amount of interest credited to the Fixed Account, as well as Net Premiums paid, partial withdrawals and charges assessed. The Contract provides you with the opportunity to take advantage of any increase in your Account Value due to positive investment performance of the Sub-Accounts, but you also bear the risk of any decrease due to negative investment performance. We do not guarantee a minimum Account Value.

MULTIPLE INVESTMENT OPTIONS. The Contract currently offers a choice of 28 Sub-Accounts to invest in within the Variable Account. We also have arranged to make available five Asset Allocation models, which provide generalized patterns on how to allocate the Account Value among the Sub-Accounts in a manner that is consistent with various investment objectives and risk tolerances.

FIXED ACCOUNT. In addition to the above-mentioned Sub-Accounts, you may also allocate all or part of your Account Value to the Fixed Account. Amounts allocated to the Fixed Account are guaranteed by Liberty Life Assurance Company of Boston and earn interest daily.

FLEXIBILITY. The Contracts are designed to be flexible to meet your specific life insurance needs. Within limitations, you can:

     - Choose the timing, amount and frequency of your Premium payments;
     - Increase or decrease the Contract's Face Amount;
     - Change the Death Benefit option;
     - Change the Beneficiary;
     - Change your investment selections.

TRANSFERS. Within limitations, you may transfer your Account Value among the Sub-Accounts and the Fixed Account. We also offer two automated transfer programs: Dollar Cost Averaging and Asset Rebalancing. While we currently waive the transfer fee, we reserve the right to charge a transfer fee of up to $25 per transfer in certain circumstances.

RIGHT TO RETURN PERIOD. You have a limited period of time after your Contract has been issued during which you can cancel the Contract and receive a refund. You generally may cancel the Contract by returning it to us within ten days after you receive it. In some states, however, this right to return period may be longer, as provided by state law. We will refund your Premium or Account Value, as provided by state law.

SURRENDER AND PARTIAL WITHDRAWALS. You may surrender your Contract and we will pay you its Surrender Value. After the first Contract Year, you may also withdraw a part of the Surrender Value. A partial withdrawal reduces the Account Value and may reduce the Face Amount of the Contracts and does not need to be paid back. We may deduct a withdrawal charge and/or a withdrawal fee at the time of surrender or partial withdrawal. Surrenders and partial withdrawals may have adverse tax consequences.

LOANS. You may borrow up to 90% of the Cash Value of your Contract as a Contract loan. The Contract secures the loan. Taking a loan may suspend coverage guarantees and may have adverse tax consequences. We will deduct any outstanding loan balance and unpaid loan interest we charge on Contract loans from any Death Benefit proceeds. Loans and/or accrued loan interest may be repaid while the Contract is in force.

ASSIGNMENT. You may assign the Contract as collateral for a loan or other obligation. Collateral assignment of the Contract may have adverse tax consequences.

TAX BENEFITS. Under current tax law, you are not taxed on the Contract's earnings until you withdraw Account Value from your Contract.

OPTIONAL INSURANCE BENEFITS. There are a number of additional benefits you may be eligible to add to your Contract. Descriptions of the Optional Insurance Benefit Agreements we offer are provided in this prospectus beginning on page
29. Some of these benefits may not be available in certain states.

RISKS OF THE CONTRACTS

INVESTMENT PERFORMANCE. Account Value allocated to the Sub-Accounts may decline in value or may not perform to your expectations. You bear the investment risk of any Account Value invested in the Sub-Accounts.

SUITABILITY. Variable life insurance is designed for long-term financial objectives. It is not suitable as a vehicle for short-term savings. You should not purchase the Contract if you will need the Account Value in a short period of time.

RISK OF LAPSE. Your Contract could terminate if the Surrender Value becomes too low to support the Contract's monthly charges and you do not have a coverage guarantee. Before the Contract terminates, you will have a Grace Period during which you will be notified in writing that your coverage may terminate unless you pay additional Premium.

LIMITATIONS ON ACCESS TO CASH VALUE. Partial withdrawals are not available in the first Contract Year and are subject to minimums and maximums. A withdrawal fee is deducted from surrenders and partial withdrawals. During the first ten Contract Years or for ten years following a Face Amount increase, surrenders and partial withdrawals may be subject to a withdrawal charge.

LIMITATIONS ON TRANSFERS AMONG THE SUB-ACCOUNTS AND THE FIXED ACCOUNT. While we currently are not charging a transfer fee, the Contract provides for a transfer fee of up to $25 per transfer in certain circumstances. We also may impose special restrictions on Contracts using strategies of programmed and/or frequent transfers, such as those used by professional market timers or other organizations. Special limitations apply to transfers involving the Fixed Account. We reserve the right to modify or terminate the waiver of transfer fees or impose additional limitations on transfer privileges at any time.

IMPACT OF LOANS. Taking a loan from your Contract may increase the risk that your Contract will lapse. Outstanding loans will reduce the death proceeds. Also, if your Contract lapses with an outstanding loan, adverse tax consequences can result.

ADVERSE TAX CONSEQUENCES. Under current tax law, if your Contract becomes a "modified endowment contract" ("MEC"), loans or partial withdrawals from your Contract, or collateral assignments of your Contract, will be included in gross income on an income first basis. Also, if you receive these distributions before you have attained Age 59 1/2, you may be subject to a 10% penalty tax on the amount distributed.

Existing tax laws which benefit this Contract may change at any time.

PORTFOLIO COMPANY RISKS

Each Sub-Account invests in shares of one of the Portfolios. We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to the Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which the Sub-Accounts invest. You bear the investment risk that the Portfolios possibly will not meet their objectives.

A comprehensive discussion of the risks of each Portfolio may be found in the Portfolio's prospectus. Please refer to the Portfolios' prospectuses for more information. If you do not have a prospectus for a Portfolio, please contact us at the address or number provided on the front cover of this prospectus and we will send you a copy.

CHARACTERISTICS OF THE CONTRACTS

The chart on the following page describes the principal characteristics of the Contracts. This summary also is designed to provide you a reference guide to the additional information in this prospectus.

                                        ----------------
                                         PAYMENT
                                         You make a
                                         Premium
                                         payment
                                        ----------------
                                               |                    ------------
                                               |                    We deduct a
                                               |------------------- PREMIUM
                                               |                    EXPENSE
                                        ----------------            CHARGE
                                        NET PREMIUM                 ------------
                                        We alloctae
                                        Net Premium
                                        to the Fixed
                                        Account or
                                        Sub-Account
                                        options you
                                        choose
                                        ----------------
                                               |
                           ------------------------------------------
                                         ACCOUNT VALUE
----------------            SUB-ACCOUNT INVESTMENT OPTIONS                                   CHARGES
 WE CREDIT OR               Amounts you allocate to these options     ----|
 DEBIT PORTFOLIO --------   in the Variable Account                       |          DAILY
 EARNINGS OR               ------------------------------------------     |           ----------------------------
 LOSSES                     FIXED ACCOUNT                                 |            We deduct a SEPARATE
----------------            Amounts you allocate to our Fixed             |            ACCOUNT EXPENSE
----------------            Account option                                |            CHARGE daily
 WE CREDIT       --------   ------------------------------------------    |-----       The Portfolios deduct
 INTEREST                   LOAN ACCOUNT                                  |            advisory fees and other
----------------            Accumulated value to secure a                 |            portfolio expenses
       |                    Contract loan                                 |           ----------------------------
       ------------------   ------------------------------------------    |
                                                                  |       |          MONTHLY
                           ------------------------------         |       |
                            CONTRACT LOAN                         |       |           ----------------------------
                            Interest accrues and is paid     -----|       |            We deduct monthly:
        BENEFITS            or added to your loan                 |       |            - COST OF INSURANCE
                            balance annually                      |       |            - FIXED ACCOUNT EXPENSE
                           ------------------------------         |       |-----       - CONTRACT FEE
                                                                  |       |            - OPTIONAL BENEFIT
                           ------------------------------         |       |            AGREEMENT CHARGES
                            DEATH BENEFIT                         |       |           ----------------------------
                            We pay a Death                        |       |
                            Benefit to your                  -----|       |          AT TIME OF TRANSACTION
                            Beneficiary.  We                      |       |
                            deduct any Indebtedness               |       |           ----------------------------
                           ------------------------------         |       |            We deduct up to $25
                                                                  |       |            on PARTIAL
                           ------------------------------         |       |            WITHDRAWALS
                            PARTIAL WITHDRAWAL                    |       |-----
                            We pay you a portion of the      (----|                    We deduct a
                            Account Value and may reduce          |                    WITHDRAWAL CHARGE
                            the Death Benefit.                    |                    DURING THE FIRST 10
                           -----------------------------          |                    YEARS on decreases in
                                                                  |                    Face Amount,
                           -----------------------------          |                    surrenders and certain
                            SURRENDER                             |                    partial withdrawals
                            We pay you the Surrender         (----|                   ----------------------------
                            Value. The Contract
                            terminates.
                           -----------------------------

ADDITIONAL INFORMATION IS PROVIDED ELSEWHERE IN THIS PROSPECTUS.

                           TABLES OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

TRANSACTION FEES

This table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer your Account Value between investment options.

CHARGE                                WHEN CHARGE IS DEDUCTED             AMOUNT DEDUCTED
------                                -----------------------             ---------------
PREMIUM EXPENSE CHARGE                When you pay a Premium              5.5% of each Premium (1)

WITHDRAWAL CHARGE (percentage of      When you surrender or take a
Face Amount) (2)                      partial withdrawal during the
                                      first ten Contract Years and the
                                      first ten years after any
                                      increase in Face Amount

     MINIMUM AND MAXIMUM INITIAL                                          MAXIMUM:  5% of Face Amount
     WITHDRAWAL CHARGE
                                                                          MINIMUM: 0.016% of Face Amount


     INITIAL WITHDRAWAL CHARGE FOR                                        CURRENT:  0.08% of Face Amount
     A MALE, AGE 30, PREFERRED
     NON-TOBACCO RATING CLASS


PARTIAL WITHDRAWAL FEE                When you take a partial             The lesser of $25 or 2% of the
                                      withdrawal from the Contract        amount withdrawn

TRANSFER FEE                          Each transfer after the first 12    $25 per transfer (3)
                                      in each Contract Year

(1) The current Premium expense charge is 5.5% of the total Premiums paid in each Contract Year up to 12 times the lifetime guaranteed coverage monthly Premium and 3.5% of any Premium in excess of that amount. Twelve times the lifetime guaranteed coverage monthly Premium equals the guideline level Premium determined under Section 7702(c) of the Tax Code. We may change the Premium expense charge but it will never exceed 5.5% of each Premium.

(2) This charge applies to all surrenders and partial withdrawals, unless you are eligible for the medical waiver of withdrawal charge. We also will charge a withdrawal charge if you decrease the Face Amount of your Contract. The amount of your withdrawal charge at issue will depend on the Insured's Age at issue, sex, and rating class. The withdrawal charge declines to zero percent after the tenth Contract Year. The withdrawal charge is equal to the initial withdrawal charge multiplied by the appropriate percentage shown in the following table for the Contract Year in which the surrender or decrease in Face Amount occurs, as described in "Transaction Fees - Withdrawal Charge" beginning on page 33.

If you increase the Face Amount of your Contract, we will determine an additional withdrawal charge applicable to the amount of the increase and, subject to the maximum transaction fee, apply it to any subsequent surrender, partial withdrawal or decrease in Face Amount. See "Transaction Fees - Withdrawal Charge" beginning on page 33.

(3) We currently waive the transfer fee on all transfers. We reserve the right in the future to charge the transfer fee on all transfers after the first 12 transfers in a Contract Year, as described above.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

This table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. The cost of insurance charges shown in the table may not be representative of the charges that you would pay. For more information about the cost of insurance charge that would apply to your Contract, please contact us at the address or telephone number shown on the first page of this prospectus or contact your representative.

CHARGE                                    WHEN CHARGE IS DEDUCTED    AMOUNT DEDUCTED
------                                    -----------------------    ---------------
COST OF INSURANCE ("COI") (per            Monthly, on the
$1,000 of net amount at risk) (1):        Contract's Monthly Date

     MINIMUM AND MAXIMUM COI CHARGE                                  GUARANTEED:
                                                                        Minimum:  $0.06 per thousand
                                                                        Maximum:  $83.33 per thousand

                                                                     CURRENT:
                                                                        Minimum:  $0.04 per thousand
                                                                        Maximum:  $66.65 per thousand

     COI CHARGE FOR A MALE AGE 30                                    MAXIMUM:  $0.12 per thousand
     PREFERRED NON-TOBACCO RATING
     CLASS, $100,000 FACE AMOUNT                                     CURRENT:  $0.10 per thousand

CONTRACT FEE                              Monthly, on the            $9.00 per month for Contracts with
                                          Contract's Monthly Date    Face Amounts under $100,000.

                                                                     $6.00 per month for Contracts with
                                                                     Face Amounts of at least $100,000.

SEPARATE ACCOUNT EXPENSE CHARGE           Each Valuation Period      0.60% of average daily net assets in
                                                                     the Variable Account (2)

FEDERAL INCOME TAX CHARGE                 Each Valuation Period      Currently none (3)

Currently, we are offering the following optional riders. The charges for the riders you select are deducted monthly from your Contract Value as part of the Monthly Deduction. You may not be eligible for all of the optional riders shown below. The benefits provided under each rider are summarized in "Optional Insurance Benefit Charges" below.

OPTIONAL INSURANCE BENEFIT CHARGES

                                          WHEN CHARGE IS
            CHARGE                        DEDUCTED                        AMOUNT DEDUCTED
            ------                        --------                        ---------------
PRIMARY INSURED TERM INSURANCE (per       Monthly, on the
$1,000 of life insurance coverage) (1)    Contract's Monthly Date         GUARANTEED:
                                                                             Minimum:  $0.08 per thousand
                                                                             Maximum:  $83.33 per thousand

     MINIMUM AND MAXIMUM COI CHARGE                                       CURRENT:
                                                                             Minimum:  $0.04 per thousand
                                                                             Maximum:  $66.65 per thousand

                                          WHEN CHARGE IS
            CHARGE                        DEDUCTED                        AMOUNT DEDUCTED
            ------                        --------                        ---------------
    COI CHARGE FOR A MALE AGE 30                                          MAXIMUM:  $0.12 per thousand
    PREFERRED NON-TOBACCO RATING
    CLASS, $100,000 FACE AMOUNT                                           CURRENT:  $0.10 per thousand

ADDITIONAL INSURED TERM (per $1,000 of    Monthly, on the
life insurance coverage) (1)              Contract's Monthly Date

     MINIMUM AND MAXIMUM COI CHARGE                                       GUARANTEED:
                                                                               Minimum:  $0.08 per thousand
                                                                               Maximum:  $83.33 per thousand

                                                                          CURRENT:
                                                                             Minimum:  $0.05 per thousand
                                                                             Maximum:  $66.65 per thousand

     COI CHARGE FOR A MALE AGE 30                                         MAXIMUM:  $0.12 per thousand
     PREFERRED NON-TOBACCO RATING
     CLASS, $100,000 FACE AMOUNT                                          CURRENT:  $0.10 per thousand

PASSPORT TERM INSURANCE (per $1,000 of    Monthly, on the
life insurance coverage) (4)              Contract's Monthly Date


     MINIMUM AND MAXIMUM COI CHARGE                                       CURRENT AND GUARANTEED:
                                                                             Minimum:  $0.03 per thousand
                                                                             Maximum:  $1.97 per thousand

     COI CHARGE FOR A MALE AGE 30                                         CURRENT AND GUARANTEED:
     PREFERRED NON-TOBACCO RATING                                                 $0.15 per thousand
     CLASS, $100,000 FACE AMOUNT

WAIVER OF SPECIFIED MONTHLY PREMIUM       Monthly, on the
(per $1 specified monthly premium         Contract's Monthly Date
waived) (5)

     MINIMUM AND MAXIMUM COI CHARGE                                       CURRENT AND GUARANTEED:
                                                                             Minimum:  $0.02 per $1 specified premium
                                                                             Maximum:  $0.19 per $1 specified premium

     CHARGE FOR AGE 30 AT ISSUE                                           MAXIMUM:  $0.19 per $1 specified premium

                                                                          CURRENT:  $0.04 per $1 specified premium
WAIVER OF MONTHLY DEDUCTION (per $1       Monthly, on the
monthly deductions waived) (6)            Contract's Monthly Date


       MINIMUM AND MAXIMUM CHARGE                                        CURRENT AND GUARANTEED:
                                                                            Minimum:  $0.03 per $1 monthly deductions
                                                                            Maximum:  $0.46 per $1 monthly deductions

                                          WHEN CHARGE IS
            CHARGE                        DEDUCTED                        AMOUNT DEDUCTED
            ------                        --------                        ---------------
     CHARGE FOR AGE 30                                                    CURRENT AND GUARANTEED:
     FIRST CONTRACT YEAR                                                     $0.03 per $1 monthly deductions

CHILDREN'S PROTECTION BENEFIT (per        Monthly, on the
$1,000 of children's life insurance       Contract's Monthly Date
coverage)

     MINIMUM AND MAXIMUM COI CHARGE                                       CURRENT AND GUARANTEED:
                                                                             $0.50 per thousand


ACCIDENTAL DEATH AND DISMEMBERMENT        Monthly, on the
("AD&D") (per $1,000 AD&D insurance       Contract's Monthly Date
coverage) (7)
                                                                          GUARANTEED:
     MINIMUM AND MAXIMUM COI CHARGE                                          Minimum:  $0.05 per thousand
                                                                             Maximum:  $0.07 per thousand

                                                                          CURRENT:
                                                                             Minimum:  $0.05 per thousand
                                                                             Maximum:  $0.07 per thousand

     CHARGE FOR A MALE                                                    CURRENT AND GUARANTEED:
                                                                             $0.07 per thousand

(1) Cost of insurance charges vary based on attained Age, sex, rating class, history of tobacco use of the Insured and contract date. The net amount at risk is the Death Benefit, divided by 1.0032737 minus the Account Value. We determine the current cost of insurance rates but we guarantee that we will never charge you a higher rate than the guaranteed rate shown in your Contract. We calculate a separate cost of insurance charge for any increase in the Face Amount based on the Insured's circumstances at the time of the increase. For more information about the calculation of the cost of insurance charge, see "Charges and Deductions" beginning on page 31.

(2) Deducted each Valuation Period in an amount equal to 1/365 of the annual rate shown, multiplied by the Account Value in the Variable Account on the relevant Valuation Date, multiplied by the number of days in the relevant Valuation Period.

(3) We currently do not assess a charge for federal income taxes that may be attributable to the operations of the Variable Account. We reserve the right to do so in the future. See "Charges and Deductions - Separate Account Expense Charge" beginning on page 31.

(4) Cost of insurance charges vary based on issue Age, sex, rating class, and history of tobacco use of the Insured.

(5) Benefit charges vary based on issue Age.

(6) Benefit charges vary based on attained Age.

(7) Benefit charges vary based on gender.

ANNUAL PORTFOLIO OPERATING EXPENSES

The following table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

                                                                            MINIMUM          MAXIMUM
                                                                            -------          -------
Total Annual Portfolio Operating Expenses (expenses that are deducted from
Portfolio assets, including management fees, distribution (12b-1) fees,
and other expenses), without waivers or expense reimbursements              [_.__%]          [_.__%]

The fees and expenses reflected in this table are expressed as a percentage of average net assets for the year ended December 31, 2002 for the Portfolios in which the Variable Account invests.

The advisers and/or other service providers of certain Portfolios have agreed to reduce their fees and/or reimburse the Portfolios' expenses to keep the Portfolios' expenses below specified limits. The figures shown in the table above do not show the effect of any fee reduction or expense reimbursement arrangement. Taking these arrangements into consideration, the maximum and minimum Total Annual Portfolio Operating Expenses were [_.__%] and [_.__%], respectively. Each fee reduction and expense reimbursement arrangement is described in the relevant Portfolio's prospectus.

              DESCRIPTION OF LIBERTY LIFE AND THE VARIABLE ACCOUNT

LIBERTY LIFE ASSURANCE COMPANY OF BOSTON. Liberty Life Assurance Company of Boston was incorporated on September 17, 1963 as a stock life insurance company. Its executive and administrative offices are located at 175 Berkeley Street, Boston, Massachusetts 02117.

Liberty Life writes individual life insurance on both a participating and a non-participating basis, group life, disability insurance and individual and group annuity contracts on a non-participating basis. The variable life insurance contracts described in this prospectus are issued on a non-participating basis. Liberty Life is licensed to do business in all states, in the District of Columbia, and in Canada. We intend to market the Contracts everywhere in the United States where we conduct life insurance business.

With a long-standing commitment to professional standards of conduct in the advertising and sale of life insurance products and services, Liberty Life is an accredited member of the Insurance Marketplace Standards Association ("IMSA").

Liberty Life is an indirect wholly-owned subsidiary of Liberty Mutual Holding Company Inc. Liberty Mutual is a multi-line insurance company.

Liberty Life is obligated to pay all amounts promised to Contract Owners under the contracts. Pursuant to a guarantee agreement dated February 3, 1998, Liberty Mutual Insurance Company, unconditionally guarantees to us on behalf of and for the benefit of Liberty Life and owners of life insurance contracts and annuity contracts issued by Liberty Life that it will, on demand, make funds available to us for the timely payment of contractual obligations under any insurance policy or annuity contract issued by us. Liberty Mutual may terminate this guarantee on notice to Liberty Life.

VARIABLE ACCOUNT. LLAC Variable Account was originally established on July 10, 1998, as a segregated asset account of Liberty Life, under the laws of the Commonwealth of Massachusetts. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("the 1940 Act"). The SEC does not supervise the management of the Variable Account or Liberty Life.

We own the assets of the Variable Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Account Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Liberty Life.

The Variable Account is divided into Sub-Accounts. The assets of each Sub-Account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. Values allocated to the Variable Account will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. In the future, we may use the Variable Account to fund other variable life insurance contracts. We will account separately for each type of variable life insurance contract funded by the Variable Account.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS. We hold the assets of the Variable Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

THE INVESTMENT AND FIXED ACCOUNT OPTIONS

VARIABLE ACCOUNT INVESTMENTS. Each of the Sub-Accounts invests in the shares of one of the Portfolios. Each Portfolio is a separate investment series of an open end management investment company registered under the 1940 Act. We briefly describe the Portfolios below. You should read the current prospectuses for the Portfolios for more detailed and complete information concerning the Portfolios, their investment objectives and strategies, and the investment risks associated with the Portfolios. If you do not have a prospectus for a Portfolio, contact us and we will send you a copy.

Each Portfolio holds its assets separate from the assets of the other Portfolios, and each Portfolio has its own distinct investment objective and policies. Each Portfolio operates as a separate investment fund, and the income, gains, and losses of one Portfolio have no effect on the investment performance of any other Portfolio.

The following table lists the Portfolios in which each Sub-Account invests, information on each Portfolio's investment adviser and sub-adviser if applicable, as well as the investment objective of the Portfolio.

MORE DETAILED INFORMATION CONCERNING THE PORTFOLIOS AND THEIR INVESTMENT OBJECTIVES, STRATEGIES, POLICIES, RISKS AND EXPENSES IS CONTAINED IN EACH PORTFOLIO'S PROSPECTUSES.

------------------------------------- ----------------------------------- -----------------------------------
PORTFOLIOS IN WHICH THE VARIABLE      INVESTMENT ADVISER (AND
ACCOUNT INVESTS                       SUB-ADVISER, IF APPLICABLE)         INVESTMENT OBJECTIVE
------------------------------------- ----------------------------------- -----------------------------------
AIM VARIABLE INSURANCE FUNDS (SERIES I SHARES)

AIM V.I. Capital Appreciation Fund    ADVISER: A I M Advisors Inc.        Growth of capital.

AIM V.I. Government Securities Fund   ADVISER: A I M Advisors Inc.        High level of current income
                                                                          consistent with reasonable
                                                                          concern for safety of principal.

AIM V.I. International Growth Fund    ADVISER: A I M Advisors Inc.        Long-term growth of capital.

AIM V.I. New Technology Fund          ADVISER: A I M Advisors Inc.        Long-term growth of capital.

THE DREYFUS CORPORATION (INITIAL SHARES)

 Dreyfus Stock Index Fund             ADVISER: The Dreyfus Corporation    Seeks to match the total  return
                                      Sub-Adviser: Mellon Equity          of  the Standard & Poor's 500
                                      Associates                          Composite Stock Price Index.

Dreyfus Variable Investment Fund      ADVISER: The Dreyfus Corporation    Seeks long-term capital growth
Appreciation Portfolio                                                    consistent with the preservation
                                      SUB-ADVISER: Fayez Sarofim & Co.    of capital, with current income
                                                                          as a secondary objective.

Dreyfus Socially Responsible          ADVISER: The Dreyfus Corporation    Seeks capital growth, with
Growth Fund, Inc.                                                         current income as a secondary
                                                                          goal.

Dreyfus Investment Portfolios         ADVISER: The Dreyfus Corporation    Seeks capital appreciation.
Technology Growth Portfolio

Dreyfus Investment Portfolios         ADVISER: The Dreyfus Corporation    Seeks capital growth.
Emerging Leaders Portfolio

                                       15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2 SHARES)

Franklin Growth and Income            ADVISER: Franklin Advisers, Inc.    Seeks capital appreciation with
Securities Fund                                                           current income as a secondary goal.


Franklin Large Cap Growth             ADVISER: Franklin Advisers, Inc.    Seeks capital appreciation.
Securities Fund

Franklin Strategic Income             ADVISER: Franklin Advisers, Inc.    Seeks a high level of
Securities Fund                                                           current income; with capital
                                                                          appreciation over the long
                                                                          term as a secondary objective

Templeton Growth Securities Fund      ADVISER: Templeton Global           Seeks long-term capital growth.
                                      Advisors Limited

                                      SUB-ADVISER: Templeton Asset
                                      Management Limited

Franklin Money Market Fund            ADVISER: Franklin Advisers, Inc.    Seeks current income, consistent
                                                                          with liquidity and capital
                                                                          preservation.

LIBERTY VARIABLE INVESTMENT TRUST

Colonial Small Cap Value Fund,        ADVISER: Liberty Advisory           Long-term growth.
Variable Series                       Services Corp.

                                      SUB-ADVISER: Colonial Management
                                      Associates, Inc.

Columbia High Yield Fund II,          ADVISER: Liberty Advisory           High current income and total
Variable Series                       Services Corp.                      return.

                                      SUB-ADVISER: Colonial Management
                                      Associates, Inc.

Colonial Strategic Income Fund,       ADVISER: Liberty Advisory           Current income consistent with
Variable Series                       Services Corp.                      prudent risk and maximizing total
                                                                          return.
                                      SUB-ADVISER: Colonial Management
                                      Associates, Inc.

Colonial U.S. Growth & Income         ADVISER: Liberty Advisory           Long-term growth and income.
Fund, Variable Series                 Services Corp.

                                      SUB-ADVISER: Colonial Management
                                      Associates, Inc.

Liberty All-Star Equity Fund,         ADVISER: Liberty Advisory           Total investment return,
Variable Series                       Services Corp.                      comprised of long-term capital
                                                                          appreciation and current income.
                                      SUB-ADVISER: Liberty Asset
                                      Management Company

                                       16

MFS VARIABLE INSURANCE TRUST (INITIAL CLASS SHARES)

MFS VIT Emerging Growth Series        ADVISER: Massachusetts Financial    Long-term growth of capital.
                                      Services Company

MFS VIT Research Series               ADVISER: Massachusetts Financial    Long-term growth of capital and
                                      Services Company                    future income.

MFS VIT Utilities Series              ADVISER: Massachusetts Financial    Capital growth and current income.
                                      Services Company

MFS VIT Investors Trust Series        ADVISER: Massachusetts Financial    Long-term growth of capital and
                                      Services Company                    secondarily to provide reasonable
                                                                          current income.

MFS VIT Capital Opportunities Series  ADVISER: Massachusetts Financial    Seeks capital appreciation.
                                      Services Company

MFS VIT High Income Series            ADVISER: Massachusetts Financial    Seeks high current income.
                                      Services Company

STEINROE VARIABLE INVESTMENT TRUST

Stein Roe Balanced Fund, Variable     ADVISER: Stein Roe & Farnham        High total investment return.
Series                                Incorporated

                                      SUB-ADVISER: Nordea Investment
                                      Management North America, Inc.

Stein Roe Growth Stock Fund,          ADVISER: Stein Roe & Farnham        Long-term growth.
Variable Series                       Incorporated

                                      SUB-ADVISER: Nordea Investment
                                      Management North America, Inc.

Stein Roe Money Market Fund,          ADVISER: Stein Roe & Farnham        Maximum current income,
Variable Series                       Incorporated                        consistent with capital
                                                                          preservation and maintenance of
                                      SUB-ADVISER: Nordea Investment      liquidity.
                                       Management North America, Inc.

Not all Sub-Accounts may be available under your Contract. You should contact your representative for further information on the availability of the Sub-Accounts.

We do not promise that the Portfolios will meet their investment objectives. Amounts you have allocated to the Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which the Sub-Accounts invest. You bear the investment risk that the Portfolios possibly will not meet their objectives. You should carefully review the Portfolios' prospectuses before allocating amounts to the Sub-Accounts.

Some of the Portfolios are managed by investment advisers who also manage publicly offered mutual funds having similar names and investment objectives. While some of the Portfolios may in some ways resemble, and may in fact be modeled after publicly offered mutual funds, you should understand that the Portfolios are not otherwise directly related to any publicly offered mutual fund. Consequently, the investment performance of publicly offered mutual funds and any similarly named Portfolio may differ substantially.

We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value. The income and realized and unrealized gains or losses on the assets of each Sub-Account are separate and are credited to or charged against the particular Sub-Account without regard to income, gains or losses from any other Sub-Account or from any other part of our business. We will use the Net Premiums you allocate to a Sub-Account to purchase shares in the corresponding Portfolio and will redeem shares in the Portfolios to meet Contract obligations or make adjustments in reserves. The Portfolios are required to redeem their shares at net asset value and to make payment within seven days.

Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. Although neither we nor any of the Portfolios currently foresees any such disadvantages either to variable life insurance or variable annuity Contract Owners, each Portfolio's Board of Directors intends to monitor events in order to identify any material conflicts between variable life and variable annuity Contract Owners and to determine what action, if any, should be taken in response thereto. If a Board of Directors were to conclude that separate investment funds should be established for variable life and variable annuity separate accounts, Contract Owners will not bear the attendant expenses.

Each Portfolio is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of the Portfolio.

VOTING RIGHTS. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Sub-Accounts to which you have allocated your Account Value. Under current interpretations, however, you are entitled to give us instructions on how to vote those shares on certain matters. We will notify you when your instructions are needed and will provide proxy materials or other information to assist you in understanding the matter at issue. We will determine the number of votes for which you may give voting instructions as of the record date set by the relevant Portfolio for the shareholder meeting at which the vote will occur.

As a general rule, you are the person entitled to give voting instructions. If you assign your Contract, however, the assignee may be entitled to give voting instructions. Retirement plans may have different rules for voting by plan participants.

If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract Owners.

We may, when required by state insurance regulatory authorities, disregard Contract Owner voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Portfolios or to approve or disapprove an investment advisory contract for one or more of the Portfolios.

In addition, we may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment adviser of the Portfolios if we reasonably disapprove of the proposed change. We would disapprove a proposed change only if the proposed change is contrary to state law or prohibited by state regulatory authorities or we reasonably conclude that the proposed change would not be consistent with the investment objectives of the Portfolio or would result in the purchase of securities for the Portfolio which vary from the general quality and nature of investments and investment techniques utilized by the Portfolio. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report to you.

This description reflects our view of currently applicable law. If the law changes or our interpretation of the law changes, we may decide that we are permitted to vote the Portfolio shares without obtaining instructions from our Contract Owners, and we may choose to do so.

ADDITIONS, DELETIONS, AND SUBSTITUTIONS OF SECURITIES. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in the shares of a Portfolio is no longer appropriate in view of the purposes of the Contract, we may add or substitute shares of another Portfolio or mutual fund for Portfolio shares already purchased or to be purchased in the future by Net Premiums under the Contract. Any substitution will comply with the requirements of the 1940 Act. We also reserve the right to make the following changes in the operation of the Variable Account and the Sub-Accounts:

(a) to operate the Variable Account in any form permitted by law;

(b) to take any action necessary to comply with applicable law or obtain and continue any exemption from applicable laws;

(c) to transfer assets from one Sub-Account to another, or from any Sub-Account to our general account;

(d) to add, combine, or remove Sub-Accounts in the Variable Account;

(e) to assess a charge for taxes attributable to the operation of the Variable Account or for other taxes, as described in "Charges and Deductions - Separate Account Expense Charge" on page 31; and

(f) to change the way in which we assess other charges, as long as the total other charges do not exceed the maximum guaranteed charges under the Contracts.

If we take any of these actions, we will comply with the then applicable legal requirements.

THE FIXED ACCOUNT

THE PORTION OF THE CONTRACT RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 (THE "1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE 1940 ACT. ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS IN THE FIXED ACCOUNT ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE STATEMENTS ABOUT THE FIXED ACCOUNT IN THIS PROSPECTUS MAY BE SUBJECT TO GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING ACCURACY AND COMPLETENESS.

You may allocate part or all of your Net Premiums to the Fixed Account. Under this option, we guarantee the principal amount allocated to the Fixed Account and the rate of interest that will be credited to the Fixed Account, as described below. From time to time we will set a current interest rate applicable to Net Premiums and transfers allocated to the Fixed Account during a Contract Year. We guarantee that the current rate in effect when a Net Premium or transfer to the Fixed Account is made will apply to that amount until at least the next Contract Anniversary. We may declare different rates for amounts that are allocated to the Fixed Account at different times. We determine interest rates in accordance with then-current market conditions and other factors.

The effective interest rate credited at any time to your Contract's Fixed Account is the weighted average of all of the interest rates for your Contract. The rates of interest that we set will never be less than the minimum guaranteed interest rate shown in your Contract. We may credit interest at a higher rate, but we are not obligated to do so.

During the 60 days after each Contract Anniversary, you may transfer all or part of your Fixed Account balance to the Sub-Accounts, subject to the requirements and limits described in "Allocation of Net Premiums - Transfers of Account Value" on page 25.

Amounts allocated to the Fixed Account become part of the general account of Liberty Life. Liberty Life invests the assets of the general account in accordance with applicable laws governing the investments of insurance company general accounts.

We may delay payment of partial or full withdrawals from the Fixed Account for up to 6 months from the date we receive your written withdrawal request. If we defer payment for more than 30 days, we will pay interest (if required) on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

                              PURCHASING A CONTRACT

INITIAL PREMIUM. You must pay an initial Premium to purchase a Contract.

You may apply to purchase a Contract by submitting a written application to us through one of our authorized sales representatives. Before we issue a Contract, we will require the Insured to submit evidence of insurability satisfactory to us. Acceptance of your application is subject to our issue age and underwriting rules. We reserve the right to reject your application for any lawful reason. If we do not issue a Contract to you, we will return your Premium to you. We reserve the right to change the terms or conditions of your Contract to comply with differences in applicable state law. Variations from the information appearing in this Prospectus due to individual state requirements are described in supplements, which are attached to this prospectus or in endorsements to the Contract, as appropriate.

We will not accept your initial Premium with your application if the requested Face Amount of your Contract exceeds our then-current limit. In other cases, you may choose to pay the initial Premium with your application. If you did not submit your initial Premium with your application, when we deliver your Contract we will require you to pay sufficient Premium to place your Contract in force.

If we approve your application, you will earn interest and/or investment return on your Net Premium from the Contract Date. We will also begin to deduct the Contract charges as of the Contract Date. We may temporarily allocate a portion of your initial Net Premium to our Fixed Account until we allocate it to the Sub-Accounts and the Fixed Account in accordance with the procedures described in the "Allocation of Net Premiums" beginning on page 24.

If we reject your application, we will not issue you a Contract. We will return any Premium you have paid, adding interest at the rate required in your state. We will not subtract any Contract charges from the amount we refund to you.

CONTRACT DATE. In general, the Contract Date will be the effective date of insurance coverage under your Contract. The Contract Date will be the later of the date that we receive your initial Premium and the date we approve your application. In our discretion, we may permit an earlier Contract Date. We use the Contract Date to determine Contract Anniversaries, Contract Years, and Monthly Dates.

FACE AMOUNT. The Face Amount is the amount of life insurance coverage designated by you on your application and which is used to determine the Death Benefit under the Contract. You may choose between one of two Death Benefit options: (1) a level amount, which generally equals the Face Amount of the Contract; or (2) a variable amount, which generally equals the Face Amount plus the Account Value. In certain circumstances, the Death Benefit may increase or decrease based on the investment experience of the Portfolios underlying the Sub-Accounts to which you have allocated your Net Premiums.

As long as the Contract remains in force and you make no withdrawals, the Death Benefit will never be less than the Face Amount. The minimum Face Amount under the Contract is $50,000. We will reduce the amount of the Death Benefit by any unpaid Indebtedness and any unpaid Contract charge. For additional information about the Death Benefit, please see "Death Benefit and Optional Insurance Benefits" beginning on page 26.

SUBSEQUENT PREMIUMS. You may pay additional Premiums during the Insured's lifetime from the Contract Date until the Contract Anniversary following the Insured's 100th birthday. You may pay Planned Premiums at the intervals selected in your application. You may change the amount or interval of your Planned Premiums at any time by written request. The amount of each Planned Premium must at least equal our minimum. We also reserve the right to limit the amount of any increase in a Planned Premium. For Contracts issued for delivery in Maryland, we will not limit the amount of Planned Premiums, nor limit the amount of an increase in each Planned Premium. Please see your Contract or contact your representative for additional details. While your Contract will show a Planned Premium amount, you are not required to pay Planned Premiums. Your Contract will not lapse solely because you did not pay a Planned Premium.

Your Contract may enter the Grace Period, and thereafter lapse, even if you pay all of the Planned Premiums if no Coverage Guarantee is in effect and the Surrender Value is no longer enough to cover the Monthly Deductions. Paying Planned Premiums can help to keep your Contract in force, however, if your payments at least equal the applicable Guaranteed Coverage Premiums. If you owe any Indebtedness under the Contract, we will treat any unscheduled Premium as a repayment of the Indebtedness and not as additional Premium. You may pay Premiums at our Service Center or to an authorized representative.

You may pay unscheduled Premiums, provided the payment is at least $50, and the Premium will not disqualify the Contract as a life insurance Contract under the Tax Code. If any unscheduled Premium increases the Death Benefit by more than it increases the Account Value, we will require evidence of insurability satisfactory to us.

You may elect to pay Premiums by pre-authorized check. Under this procedure, we automatically deduct Premium payments each month from a bank account you designate. We will not send a bill for these automatic payments. You can discontinue this service by contacting our Service Center.

GUARANTEED COVERAGE MONTHLY PREMIUM. This Contract includes three coverage guarantees:

Three-Year Guaranteed Coverage;
Limited Guaranteed Coverage; and
Lifetime Guaranteed Coverage.

These coverage guarantees are intended to enable you to ensure that your Contract will remain in force during a specified period regardless of changes in the Account Value. The specified period for Three-Year Guaranteed Coverage is the first three Contract Years. The specified period for Limited Guaranteed Coverage is the period from the Contract Date until the later of: (a) the Insured's 75th birthday; or (b) the 15th Contract Anniversary. Lifetime Guaranteed Coverage will remain in effect until the Insured's death, provided that sufficient guaranteed coverage monthly Premiums are paid as described below.

As a general rule, your Contract will enter the Grace Period, and may lapse, if the Surrender Value is not sufficient to pay a Monthly Deduction when it is due. Under each coverage guarantee, however, we guarantee that regardless of declines in your Account Value, your Contract will not enter the Grace Period as long as you have no outstanding Indebtedness and you have paid sufficient total Premiums. To keep a coverage guarantee in effect, your total Premiums must at least equal: (a) the total of the applicable guaranteed coverage monthly Premiums for each month since the Contract Date; plus (b) the amount of any partial withdrawals. If the Insured dies during a Grace Period, the Death Benefit will be reduced by any Monthly Deductions and any Loan Interest due but not paid.

However, if Lifetime Guaranteed Coverage is still in effect and the Contract is still in force when the Insured reaches age 100, we will not require you to pay additional Premium, but the Death Benefit thereafter will be the greater of the Face Amount or 101% of the Account Value (the Death Benefit after age 100 will always be 100% of Account Value in Florida). The guaranteed coverage monthly Premium for each coverage guarantee under your Contract is set forth on the Contract Information Page. The guaranteed coverage monthly Premium for each coverage guarantee is based in the Insured's age at issue, sex and rate class, your Contract's Face Amount and Death Benefit option, any optional insurance benefit agreement, and the duration of the coverage guarantee.

For Contracts issued for delivery in Maryland and New Jersey, under the coverage guarantee, we guarantee that regardless of declines in your Account Value or the existence of outstanding Indebtedness, your Contract will not enter the Grace Period as long as you have paid sufficient total Premiums. To keep the coverage guarantee in effect, your total Premiums must at least equal: (a) the total of the guaranteed coverage monthly Premiums for each month since the Contract Date; plus (b) the amount of any partial withdrawals; plus (c) the amount of any outstanding Indebtedness.

Guaranteed coverage Premiums vary by issue age, gender, rating class, Face Amount, and Death Benefit option. Guaranteed coverage Premiums will be increased for additional benefits added to the Contract. If you increase or decrease the Face Amount of your Contract, change your Death Benefit option, or add an optional insurance benefit agreement, we will adjust the guaranteed coverage monthly Premium amounts applicable after the change.

If at any time your total Premiums are insufficient to keep the Limited or Lifetime Coverage Guarantee in effect, we will notify you and you will have a fixed period of time, currently 60 months, to satisfy the Premium shortfall. If you do not, that coverage guarantee will end and it cannot be reinstated. If the Three-Year Coverage Guarantee terminates, it may not be reinstated. If all of the coverage guarantees are no longer in effect, your Contract will stay in force provided that the Surrender Value is sufficient to pay the Monthly Deductions as they come due. We may change the amount of time you have to reinstate a coverage guarantee, but we will not reduce it to fewer than 12 months.

In some states, the coverage guarantees may be unavailable or the terms may differ. In Massachusetts, Lifetime Guaranteed Coverage is not available and Limited Guaranteed Coverage ends five years after the Contract Date. In addition, for Contracts issued for delivery in Maryland, New Jersey and Texas, certain of the coverage guarantees described above are not available. Please refer to your Contract for specific information on the coverage guarantees available to you in these states. Please see your Contract or contact your representative for additional details.

MODIFIED ENDOWMENT CONTRACT. Under certain circumstances, a Contract could be classified as a "modified endowment contract"("MEC"), a category of life insurance contract defined in the Tax Code. If your Contract were to become a MEC, distributions and loans from the Contract could result in current taxable income for you, as well as other adverse tax consequences. These tax consequences are described in more detail in "Federal Income Tax Considerations
- Contracts Which Are MECs" on page 40.

Your Contract could be deemed to be a MEC if, among other things, you pay too much Premium or the Death Benefit is reduced. We will monitor the status of your Contract and advise you if you need to take action to prevent your Contract from being deemed a MEC. If you pay a Premium that would result in your Contract being deemed a MEC, we will notify you and allow you to request a refund of the excess Premium, or other action, to avoid having your Contract being deemed a MEC. If, however, you choose to have your Contract deemed a MEC, we will not refund the Premium.

If you replace a MEC issued by another insurer with a Contract, your Contract will also be deemed to be a MEC. Our ability to determine whether a replaced contract issued by another insurer is a MEC is based solely on the sufficiency of the contract data we receive from the other insurer. We do not consider ourselves to be liable to you if that data is insufficient to accurately determine whether the replaced contract is a MEC. You should discuss this issue with your tax adviser if it pertains to your situation.

RIGHT TO RETURN CONTRACT. In many states, you may cancel your Contract by returning it to us within ten days after you receive it. In some states, however, this right to return period may be longer, as provided by state law. If you return your Contract, the Contract terminates and, in most states, we will pay you an amount equal to your initial Premium payment. We ordinarily will pay the refund within seven days of receiving your request. No withdrawal charge is imposed upon return of a Contract within the right to return period. These right to return regulations may vary in certain states in order to comply with the requirements of state insurance laws and regulations. Accordingly, you should refer to your Contract for specific information about your circumstances.

                                  ACCOUNT VALUE

GENERAL. Your Account Value is the sum of the value of your interest in the Sub-Accounts you have chosen, plus your Fixed Account balance, plus your Loan Account balance. On the Contract Date, your Account Value is equal to your initial Net Premium minus any of the charges described below that are due on that date. Thereafter, your Account Value may change daily, as described below. Subsequent Net Premiums are equal to the Premiums you pay less a Premium expense charge, which is deducted prior to allocation in the Account Value. Your Account Value may increase or decrease daily to reflect the performance of the Sub-Accounts you have chosen, the addition of interest credited to the Fixed Account and the Loan Account, the addition of Net Premium, and the subtraction of partial withdrawals and charges assessed.

The Contract does not have a guaranteed minimum Account Value. Your Contract's Account Value will rise and fall, depending on the investment performance of the Portfolios underlying the Sub-Accounts to which you allocate your Net Premiums. You bear the entire investment risk on amounts allocated to the Sub-Accounts. The investment policies and risks of each Portfolio are described in the accompanying prospectuses for the Portfolios. The Account Value will also reflect Net Premiums, amounts withdrawn, and cost of insurance and any other charges.

ADJUSTMENTS TO ACCOUNT VALUE. Over the life of your Contract, your Account Value will increase and/or decrease as indicated below to reflect the following:

-   Addition of new Net Premiums.

-   Any increase due to the investment experience of the chosen Sub-Accounts.

- Addition of guaranteed interest at an annual effective rate of 4.0% (plus any excess interest if applicable) on the portion of the Account Value allocated to the Fixed Account.

- Addition of interest at an annual effective rate of 6.0% on the portion of your Loan Account, which serves as collateral for your preferred Contract loans, if any.

- Addition of interest at an effective annual rate of 4.0% on the portion of your Loan Account, which serves as collateral for your other Contract loans, if any.

-   Any decrease due to the investment experience of the chosen Sub-Accounts.

-   Subtraction of any amounts withdrawn.

- Subtraction of the charges listed in "Charges and Deductions", beginning on page 31, as applicable.

We make all valuations in connection with the Contract (other than the initial Premium) on the date we receive your Premium or your request for other action at our Service Center, if that date is a Valuation Date and we are open for business. Otherwise, we make that determination on the next succeeding day which is a Valuation Date and a date on which we are open for business. Calculations for initial Premiums and Premiums requiring underwriting are made on the date your Net Premium is allocated to the Sub-Accounts and the Fixed Account, as described in "Allocation of Net Premiums" below.

ACCUMULATION UNITS. We determine the number of Accumulation Units in each Sub-Account to allocate to your Contract by dividing that portion of your Net Premium or other transaction allocated to a Sub-Account by that Sub-Account's Accumulation Unit Value on the Valuation Date when the allocation occurs.

A Valuation Date is any day on which the net asset value of the units of each division of the Variable Account is determined. Generally, this will be any date on which the New York Stock Exchange ("NYSE"), or its successor, is open for trading. Our Valuation Date ends when the NYSE closes. This is usually at 4:00 p.m. Eastern Time.

ACCUMULATION UNIT VALUE. The Accumulation Unit Value for each Sub-Account will vary to reflect the investment experience of the corresponding Portfolio and the deduction of certain expenses. We will determine the Accumulation Unit Value for each Sub-Account on each Valuation Date. A Sub-Account's Accumulation Unit Value for a particular Valuation Date will equal the Sub-Account's Accumulation Unit Value on the preceding Valuation Day multiplied by the Net Investment Factor for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Sub-Account is: (1) divided by (2) minus (3), where: (1) is the sum of
(a) the net asset value per share of the corresponding Portfolio at the end of the current Valuation Period and (b) the per share amount of any dividend or capital gains distribution by that Portfolio, if the ex-dividend date occurs in that Valuation Period; (2) is the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period; and (3) is an amount equal to the Separate Account Expense Charge imposed during the Valuation Period.

You should refer to the prospectuses for the Portfolios, which accompany this prospectus, for a description of how the assets of each Portfolio are valued, since that determination directly affects the investment experience of the corresponding Sub-Account and, therefore, your Account Value.

POSTPONEMENT OF PAYMENTS. We may defer for up to 15 days the payment of any amount attributable to a Premium paid by check to allow the check a reasonable time to clear. We ordinarily will pay any amount attributable to the Account Value allocated to the Variable Account within seven days of our receiving your written request, except:

(1) whenever the NYSE is closed (other than customary weekend and holiday closings);

(2) when trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of the Variable Account's investments or determination of the value of its net assets is not reasonable practicable; or

(3)  at any other time permitted by the SEC for your protection.

In addition, we may delay payment of Account Value in the Fixed Account for up to six months or a shorter period if required by law. If we defer payment for more than 30 days we will pay interest (if required) on the deferred amount at such rate as may be required by the applicable state or jurisdiction.

                           ALLOCATION OF NET PREMIUMS

INITIAL NET PREMIUM. We generally allocate your initial Net Premium to the Sub-Accounts and the Fixed Account as of the Contract Date. Until the fifth day after the end of the right to return period, however, we will not allocate more than $2,000 of your Net Premiums to the Sub-Accounts. Before then, if your Premium allocation instructions would require us to allocate more than $2,000 to the Sub-Accounts, we will allocate the first $2,000 to the Sub-Accounts in accordance with your instructions and temporarily allocate the excess to the Fixed Account. We generally will then reallocate that excess amount (including any interest) among the Sub-Accounts and the Fixed Account, in accordance with your instructions, on the 15th day after the Delivery Date. This period may be longer, depending on the length of the right to return period in your state, as it will always equal five days plus the number of days in the right to return period in your state. The amount temporarily allocated to the Fixed Account will earn interest until it is reallocated to the Sub-Accounts. In our discretion, in the future we may increase or decrease the temporary allocation limit or otherwise change our procedures for allocating Net Premiums received before the end of the right to return period. We will not change the temporary allocation provisions of your Contract once we have delivered it to you.

If there are outstanding requirements when we issue your Contract that prevent us from placing your Contract in force, your Premiums will not be allocated until all requirements are satisfied. In addition, if we permit you to select a Contract Date before receipt of your initial Net Premium and approval of your application, we may initially allocate your entire Net Premium to our Fixed Account until the date on which we otherwise would have initially allocated your Net Premiums to the Sub-Accounts.

You must specify your allocation percentages in your Contract application. Percentages must be in whole numbers and the total allocation must equal 100%. We will allocate your Net Premiums in those percentages, until you give us new allocation instructions.

You initially may allocate your Account Value to up to ten Sub-Accounts and the Fixed Account. Moreover, you may not allocate less than five percent of your Account Value to any one option. You subsequently may add or delete Sub-Accounts and/or the Fixed Account from your allocation instructions without regard to this limit. Your allocation to the Fixed Account, if any, does not count against this limit. In the future we may change these limits.

SUBSEQUENT NET PREMIUMS. Net Premiums paid after your initial Premium generally will be allocated to the Sub-Accounts and the Fixed Account as of the date we receive your Premium in our Service Center. If an unscheduled Premium requires underwriting, however, we may delay allocation until after we have completed underwriting. We will follow the allocation instructions in our file, unless you send us new allocation instructions with your Premium. If you have any outstanding Indebtedness, we will apply any unscheduled Premium to your outstanding loan balance until it is fully repaid, unless you instruct us otherwise in writing.

ASSET ALLOCATION MODELS. We have arranged to make available several Asset Allocation Models for use with the Contract. Standard & Poor's Investment Advisory Services LLC developed and administers the Asset Allocation Models in the Contracts. Standard & Poor's Investment Advisory Services LLC is a registered investment adviser subsidiary of The McGraw-Hill Companies, Inc., registered with the SEC. "S&P" and "Standard & Poor's" are registered trademarks of The McGraw-Hill Companies. The purpose of these models is to provide generalized patterns on how to allocate Account Value among the Sub-Accounts in a manner that is consistent with various investment objectives and risk tolerances. You may use a questionnaire and scoring system developed by S&P in order to help you to determine which model might be appropriate for you. Although we have arranged for the preparation of these Asset Allocation Models and related materials, it is up to you to decide whether to use a model and, if so, which model to use. Moreover, the models are not individualized investment advice. Accordingly, we recommend that you consult your financial adviser before adopting a model.

If you decide to use a model, we will automatically allocate your Net Premiums in accordance with the percentages specified in one of the S&P models. You may only use one model at a time. We also will automatically enroll you in our Asset Rebalancing Program and we will periodically rebalance your total Sub-Account Values in accordance with your chosen model. If you wish to allocate a portion of your Net Premiums or Account Value to the Fixed Account, you must instruct us specifically, because none of the models includes the Fixed Account.

You may choose to use an S&P Asset Allocation Model at any time. You also may discontinue your use at any time. We will automatically discontinue your use of a model if you: (a) discontinue the Asset Rebalancing Program; or (b) give us instructions changing your allocations of Net Premiums or Account Value among the Sub-Accounts. Call us at our Service Center or contact your representative for additional information or forms.

For each model, S&P determines the percentage allocations among the Sub-Accounts based upon a comparison of the model's investment objectives and the relevant underlying Portfolios' investment objectives and portfolio composition. These models are specific to this Contract. Similarly named models developed for use with our other products may differ.

Periodically, S&P will review the models. As a result of those reviews, S&P may decide that to better seek to meet a model's goal, it would be appropriate to change the percentage allocations among the Sub-Accounts. If you are using that model, we will notify you before we implement the change.

TRANSFERS OF ACCOUNT VALUE. While the Contract is in force, you may transfer Account Value among the Fixed Account and Sub-Accounts in writing or by telephone. You may not request a transfer of less than $250 from a single Sub-Account, unless the amount requested is your entire balance in the Sub-Account. If less than $500 would remain in a Sub-Account after a transfer, we may require you to transfer the entire balance of the Sub-Account. We reserve the right to change these minimums.

We currently are waiving the transfer fee on all transfers, including Dollar Cost Averaging and Asset Rebalancing transfers. Under the Contract, however, we may charge a maximum transfer fee of $25 on each transfer after the first 12 transfers in any Contract Year. We may impose a limit on the number of free transfers or change that number, at any time.

We may modify or terminate the transfer privilege at any time.

Also, at any time we may impose special restrictions for Contracts using strategies of programmed and frequent transfers, such as those used by professional market timers or other organizations.

We currently do not limit the number of Sub-Accounts to which you may allocate your Account Value, other than in your initial allocation. We may impose a limit in the future.

As a general rule, we only make transfers on days when we and the NYSE are open for business. If we receive your request on one of those days, we will make the transfer that day. Otherwise, we will make the transfer on the first subsequent day on which we and the NYSE are open. Transfers pursuant to a Dollar Cost Averaging or Asset Rebalancing program will be made at the intervals you have selected in accordance with the procedures and requirements we establish.

You may make transfers from the Fixed Account to the Sub-Accounts only during the 60 days after each Contract Anniversary. You must submit your request no later than the end of this 60-day period. In addition, in each Contract Year, the largest amount that you may transfer out of the Fixed Account is the greater of: (a) the amount transferred in the prior Contract Year; (b) 20% of the current Fixed Account balance; or (c) the entire balance if it is not more than $250. The Contract permits us to defer transfers from the Fixed Account for up to six months from the date you ask us.

We will not charge a transfer fee on a transfer of all of the Account Value in the Sub-Accounts to the Fixed Account.

TRANSFERS AUTHORIZED BY TELEPHONE. You may make transfers by telephone, unless you advise us in writing not to accept telephonic transfer instructions. Telephone transfer requests must be received by 4:00 p.m. Eastern time in order to be processed at that day's price.

We use procedures that we believe provide reasonable assurances that telephone authorized transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. If we do not take reasonable steps to help ensure that a telephone authorization is valid, however, we may be liable for such losses. We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

DOLLAR COST AVERAGING. Under our automatic Dollar Cost Averaging program, while the Contract is in force you may authorize us to transfer a fixed dollar amount each month to the Sub-Accounts of your choice in accordance with the procedures and requirements that we establish. The transfers will continue until you instruct us to stop, or until your chosen source of transfer payments is exhausted. If you are Dollar Cost Averaging from the Fixed Account and instruct us to stop, you will have 60 days to transfer any or all of your Fixed Account balance from the Fixed Account to the Sub-Accounts. After that time, you cannot transfer from the Fixed Account until your next Contract Anniversary. Additional details on transfer restrictions from the Fixed Account are provided in "Transfers of Account Value" above. We currently are waiving the contractual transfer fee on all transfers, including Dollar Cost Averaging transfers. If we limit the number of free transfers, however, transfers under the Dollar Cost Averaging Program will count toward that limit. See "Transaction Fees - Transfer Fee" on page 34.

Your request to participate in this program will be effective when we receive your completed application at our Service Center. Call or write us for a copy of the application and additional information concerning the program. We may change, terminate, limit or suspend Dollar Cost Averaging at any time.

The theory of Dollar Cost Averaging is that by spreading your investment over time, you may be able to reduce the effect of transitory market conditions on your investment. In addition, because a given dollar amount will purchase more units when the unit prices are relatively low rather than when the prices are higher, in a fluctuating market, the average cost per unit may be less than the average of the unit prices on the purchase dates. Participation in this program does not assure you of a greater profit, however, from your purchases under the program. In addition, the program will not prevent or necessarily reduce losses in a declining market. Moreover, other investment programs may not work in concert with Dollar Cost Averaging. Therefore, you should monitor your use of these programs, as well as other transfers or withdrawals, while Dollar Cost Averaging is being used.

You may not participate in both the Dollar Cost Averaging and Asset Rebalancing Programs at the same time.

ASSET REBALANCING. Asset Rebalancing allows you to readjust the percentage of your Account Value allocated to each Sub-Account to maintain a pre-set level. Over time, the variations in each Sub-Account's investment results will shift the balance of your Account Value allocations. Under the Asset Rebalancing feature, we periodically will transfer your Account Value, including new Net Premium (unless you specify otherwise), back to the percentages you specify in accordance with procedures and requirements that we establish. All of your Account Value allocated to the Sub-Accounts must be included in an Asset Rebalancing program. You may not include your Fixed Account balance in an Asset Rebalancing program. We currently are waiving the Contractual transfer fee on all transfers, including Asset Rebalancing transfers. If we limit the number of free transfers, however, transfers under an Asset Rebalancing program will count toward that limit. See "Transaction Fees - Transfer Fee" on page 34.

You may request Asset Rebalancing when you apply for your Contract or by submitting a completed written request to us at our Service Center. Please call or write us for a copy of the request form and additional information concerning Asset Rebalancing.

Asset Rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Account Value allocated to the better performing segments. Other investment programs may not work in concert with Asset Rebalancing. Therefore, you should monitor your use of these programs, as well as other transfers or withdrawals, while Asset Rebalancing is being used. We may change, terminate, limit, or suspend Asset Rebalancing at any time.

You may not participate in both the Dollar Cost Averaging and Asset Rebalancing Program at the same time.

                  DEATH BENEFIT AND OPTIONAL INSURANCE BENEFITS

DEATH BENEFIT. While your Contract is in force, we will pay Death Benefit proceeds to the Beneficiary upon the death of the Insured in a lump sum or under an optional payment plan, as described below.

The Death Benefit proceeds payable to the Beneficiary equal the applicable Death Benefit, less any Indebtedness, and less any due and unpaid charges. The proceeds may be increased, if you have added an agreement that provides an additional benefit. We will determine the amount of the Death Benefit proceeds as of the date of the Insured's death. We will usually pay the Death Benefit proceeds within seven days after we have received due proof of death and all other requirements we deem necessary have been satisfied.

The amount of the Death Benefit will be based on the Death Benefit Option you have selected, any increases or decreases in the Face Amount, and in some instances, your Account Value. If you withdraw part of your Account Value, we will reduce the Death Benefit as described in "Contract Surrender and Partial Withdrawals" on page 34.

DEATH BENEFIT OPTIONS. You may choose one of two Death Benefit options. Under Option 1, the Death Benefit will be the greater of: (a) the then current Face Amount of your Contract; or (b) the Account Value multiplied by the applicable corridor percentage, as described below. Under Option 2, the Death Benefit will be the greater of: (a) the then current Face Amount of your Contract plus the Account Value; or (b) the Account Value multiplied by the applicable corridor percentage, as described below.

The corridor percentages are set so as to seek to ensure that the Contracts will qualify for favorable federal income tax treatment. The corridor percentages are stated in the Contract. They vary according to the Age of the Insured. Under this formula, an increase in Account Value due to favorable investment experience may increase the Death Benefit above the Face Amount, and a decrease in Account Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Face Amount).

EXAMPLES:                                                                   EXAMPLE A    EXAMPLE B
                                                                            ----------------------
Face Amount                                                                 $100,000     $100,000
Death Benefit Option 1
Insured's Age                                                                   60           60
Account Value on Date of Death                                              $ 80,000     $ 50,000
Applicable Corridor Percentage                                                 130%         130%
Death Benefit                                                               $104,000     $100,000

In Example A, the Death Benefit equals $104,000, I.E., the greater of $100,000 (the Face Amount) and $104,000 (the Account Value at the date of death of $80,000, multiplied by the corridor percentage of 130%). This amount, less any Indebtedness and unpaid charges, constitutes the Death Benefit proceeds that we would pay to the Beneficiary.

In Example B, the Death Benefit is $100,000, I.E., the greater of $100,000 (the Face Amount) or $65,000 (the Account Value of $50,000 multiplied by the corridor percentage of 130%).

Option 1 is designed to provide a specific amount of Death Benefit that does not vary with changes in the Account Value. Therefore, under Option 1, as your Account Value increases, the net amount at risk under your Contract will decrease. Under Option 2, however, the amount of the Death Benefit generally increases to reflect increases in the Account Value. Therefore, if you select Option 2, your Contract generally will involve a constant net amount at risk. Since the cost of insurance charge on your Contract is based upon the net amount at risk, the cost of insurance charge will generally be less under a Contract with an Option 1 Death Benefit than under a similar Contract with an Option 2 Death Benefit. As a result, if the Sub-Accounts you select experience favorable investment results, your Account Value will tend to increase faster under Option 1 than under Option 2, but the total Death Benefit under Option 2 will increase or decrease directly with changes in Account Value. Thus, you may prefer Option 1 if you are more interested in the possibility of increasing your Account Value based upon favorable investment experience, while you may prefer Option 2 if you are seeking to increase your Death Benefit.

After the first Contract Year, once each Contract Year you may change the Death Benefit option by writing to us at our Service Center. If you ask to change from Option 2 to Option 1, we will increase the Face Amount of your Contract to equal the Option 2 Death Benefit as of the effective date of the change. If you ask to change from Option 1 to Option 2, we will change the Face Amount of your Contract to equal the Option 1 Death Benefit less the Account Value as of the effective date of the change. The change will take effect on the Monthly Date on or immediately following the date we approve your request. If you change your Contract's Death Benefit option, your Contract's Guaranteed Coverage Monthly Premium amounts will change prospectively from the date of the change.

We may require you to provide evidence of insurability for a change in Death Benefit option. We will not permit you to change the Death Benefit option under your Contract if the Face Amount remaining in force after the change would be less than $50,000.

DEATH BENEFIT AT ATTAINED AGE 100. If the Insured is living and your Contract is in effect on the first Contract Anniversary after the Insured's 100th birthday, we will make the following changes in your Contract:

- If Lifetime Guaranteed Coverage is in effect, the Death Benefit will equal the greater of the Face Amount of your Contract or 101% of the Account Value of your Contract. Otherwise, the Death Benefit will equal 101% of the Account Value of your Contract. For Contracts issued in Florida, the Death Benefit after Age 100 will be equal to the Account Value of the Contract;

-   You may not pay additional Premiums; and

- We no longer will charge the cost of insurance charge as part of your Monthly Deductions.

For Contracts issued for delivery in Illinois, at Attained Age 100 all Account Value in the Sub-Accounts will be transferred to the Fixed Account and no further transfers may be made to the Sub-Accounts.

The Death Benefit at attained Age 100 provisions do not apply to Contracts issued for delivery in New York. Instead, there is a Maturity Benefit at attained Age 100 provision for New York Contracts that reads as follows:

"We will pay a maturity benefit to you equal to the Surrender Value and the Contract will end if the Insured is living and the Contract is in force on the Maturity Date which is the Contract Anniversary following the Insured's attained Age 100."

Please review your Contract or contact your representative for additional details regarding the provisions or state variations.

CHANGE IN THE FACE AMOUNT. While the Contract is in force, you may change the Face Amount after the first Contract Year. Write or call our Service Center to obtain the necessary form(s). The change will take effect when we approve your request.

If you request a decrease in Face Amount, we will first apply it to coverage provided by the most recent increase in Face Amount, then to the next most recent increase successively and finally to the Face Amount under the original application. We will not permit a decrease in the Face Amount of your Contract if the Face Amount remaining in force after the change would be less than $50,000.

We will charge a portion of the withdrawal charge on any decrease in Face Amount that you request. The amount of the withdrawal charge will equal the then applicable withdrawal charge on a surrender of your Contract, multiplied by the percentage decrease in the charge on a surrender of your Contract, multiplied by the percentage decrease in the Face Amount. We will deduct this charge from your Account Value, allocating it among the Sub-Accounts and the Fixed Account in proportion to your Account Value in each option.

If a request for a Face Amount decrease would cause your Contract to fail to qualify for treatment as a life insurance Contract under the Tax Code, we may decline your request. In the alternative, we may give you the option of withdrawing sufficient Account Value from your Contract to enable it to continue to be treated as a life insurance Contract for tax purposes after the requested Face Amount decrease. We will not charge a separate withdrawal charge on any amount withdrawn in connection with a Face Amount decrease.

To apply for an increase in the Face Amount, you must submit to us a supplemental application, accompanied by satisfactory evidence of insurability. We will not permit any increase in Face Amount after the Insured's 80th birthday. The minimum amount of a Face Amount increase is $25,000. You may not increase the Face Amount of your Contract more often than once every 12 months.

You should be aware that an increase in the Face Amount of your Contract will affect the cost of insurance charges applicable to your Contract. We will deduct a larger amount of cost of insurance charges, because an increase in the Face Amount also will increase the net amount at risk under your Contract. We will not approve a request for a Face Amount increase if the Surrender Value is too small to pay the Monthly Deduction for the Contract month following the increase. As described in "Transaction Fees - Withdrawal Charge" beginning on page 33, your maximum withdrawal charge will also increase. Increases in the Face Amount of your Contract will increase the Guaranteed

Coverage Monthly Premium amount. Likewise, decreases in the Face Amount of your Contract will decrease the Guaranteed Coverage Monthly Premium amount.

PROCEEDS OPTIONS. We will pay the Surrender Value or Death Benefit proceeds under the Contract in a lump sum or under one of the proceeds options that we then offer. The amount applied to a proceeds option must be at least $2,000 of Account Value and result in installment payments of not less than $20. Unless we consent in writing, the proceeds options described below are not available if the payee is an assignee, administrator, executor, trustee, association, partnership, or corporation. We will not permit surrenders or partial withdrawals after payments under a proceeds option involving life contingencies, such as Option 4 below, commence. We will transfer to our general account any amount placed under a proceeds option and it will not be affected by the investment performance of the Variable Account.

You may request a proceeds option by writing to us at our Service Center before the death of the Insured. If you change the Beneficiary, the existing choice of proceeds option will become invalid and you may either notify us that you wish to continue the pre-existing choice of proceeds option or select a new one. The following proceeds options are available under the Contract:

     - OPTION 1-INTEREST. We will pay interest monthly on proceeds left with us. We will credit interest to unpaid balances at a rate that we will declare annually. We will never declare an effective annual rate of less than 3 1/2%.

     - OPTION 2-FIXED AMOUNT. We will pay equal monthly installments until the proceeds are exhausted. We will credit interest to unpaid balances at a rate that we will declare annually. We will never declare an effective annual rate of less than 3 1/2%.

     - OPTION 3-FIXED PERIOD. We will pay monthly installments for a period selected by you of not more than 25 years.

     - OPTION 4-LIFE INCOME, WITH OR WITHOUT A GUARANTEE PERIOD. We will pay proceeds in periodic payments to the payee for as long as the payee is alive. If no guarantee period is selected, payments will stop when the payee dies. Therefore, it is possible for the payee to receive only one payment, if the payee dies before the second payment is due. If a guarantee period is selected and the payee dies before the end of the guarantee period, however, we will continue payments to a named beneficiary until the end of the guarantee period. We offer guarantee periods of ten years, 15 years or 20 years. We base the payments on the 1983 Individual Annuity Mortality Table, adjusted to include ten years of mortality improvement under Projection Scale G.

LIBERTY SECURITY ACCOUNT(R). We will credit interest to proceeds left with us in the Liberty Security Account(R). We will credit interest to your Liberty Security Account(R) balance at a rate we declare. We periodically may change that rate, but it will never be less than 3.0% annually. The Beneficiary will be able to write checks against such account at any time and in any amount up to the total in the account. The checks must be for a minimum amount of $250.

When we begin to make payments under Options 3 and 4, we will tell you the amount of your installment payment. Your installment payment will never be less than the amounts determined using the tables in the Contract. It may be higher.

In addition, we may agree to other proceeds option plans. Write or call us to obtain information about them.

OPTIONAL INSURANCE BENEFIT AGREEMENTS. You may ask to add one or more of the agreements described below to your Contract to provide additional optional insurance benefits. We may require evidence of insurability before we issue an agreement to you. We will deduct the cost of any agreements as part of the Monthly Deduction. Addition of an optional insurance benefit may also increase your Guaranteed Coverage Monthly Premium amount. The agreements we currently offer are described below. For more information concerning what options we may offer, please ask your representative or contact us at 800-451-7065 extension 36327.

In our discretion we may offer agreements or stop offering an agreement at any time. Not all of these agreements may be available in your state, and the terms of these benefits may differ in some states. In addition, if your Contract was issued in connection with a tax-qualified plan, we may not be able to offer you some of the benefits provided by these agreements. Please contact us for more information.

     - ACCELERATED DEATH BENEFIT AGREEMENT. You may elect to add an Accelerated Death Benefit agreement to your Contract. If such agreement has been attached, you may request payment of a portion of the Death Benefit as an Accelerated Death Benefit if either: (1) the Insured has a terminal condition; or (2) the Insured is chronically ill, as these terms are defined in the Contract. You generally may request an Accelerated Death Benefit equal to up to the lesser of 90% of the Death Benefit (before subtracting any Indebtedness) or $250,000. We will reduce the amount you request by a discount for the early payment, a $100 processing fee, and the repayment of a pro rata portion of your Indebtedness. You may choose for the Accelerated Death Benefit to be paid in a lump sum or in installments, as described in the Contract.

If you request an Accelerated Death Benefit, the balance of the Death Benefit (net of the amount previously requested) is payable upon the Insured's death, as long as the Contract is in force. You may request an Accelerated Death Benefit only once.

If your request for an Accelerated Death Benefit is based on the Insured's being chronically ill, in some circumstances a portion of your Accelerated Death Benefit may not qualify for exemption from federal income tax. Accordingly, you should consult your tax adviser before requesting an Accelerated Death Benefit. For more information, see "Federal Income Tax Considerations - Accelerated Death Benefit" on page 40.

This benefit may not be available in some states, and the terms may differ in some states. Please contact us for more information.

     - WAIVER OF SPECIFIED MONTHLY PREMIUM. Under this agreement, we will contribute a specified monthly amount to the Account Value while the Insured is disabled, as defined in the agreement. You cannot add both the Waiver of Specified Monthly Premium and the Waiver of Monthly Deduction agreement to your Contract.

     - WAIVER OF MONTHLY DEDUCTION. Under this agreement, we will waive the Monthly Deduction while the Insured is disabled as defined in the agreement. You cannot add both the Waiver of Specified Monthly Premium and the Waiver of Monthly Deduction agreement to your Contract.

     - CHILDREN'S PROTECTION BENEFIT. Under this agreement we will pay a Death Benefit to the Beneficiary if one of the Insured's children dies before the child's 25th birthday while the agreement is in force. If the Insured dies while this agreement is in force, the benefit becomes fully paid-up. Until the child's 25th birthday, you may convert the agreement for a new Contract on the child's life, subject to certain conditions as defined in the agreement. We will not require evidence of insurability to convert the agreement.

     - ACCIDENTAL DEATH AND DISMEMBERMENT. Under this agreement, we will pay a benefit if the Insured dies from accidental bodily injury or suffers a bodily injury, as specified in the agreement.

     - PRIMARY INSURED TERM INSURANCE. This agreement provides additional term life insurance coverage on the primary Insured. Until the primary Insured reaches Age 75, you may exchange this agreement for a new Contract or an increase in the Face Amount of your Contract without evidence of insurability. In addition, if you convert this agreement on or after its first anniversary, but no later than its fourth anniversary, we will contribute a conversion credit toward the Premium for the new Contract. We will not require evidence of insurability to exchange or convert the agreement. The addition of a term insurance agreement does not affect the withdrawal charge on your Contract. As a result, if you provide a portion of your life insurance coverage through a term insurance agreement instead of through increasing the Face Amount of your Contract, your withdrawal charge will be lower. Under some combinations of Face Amount and optional term insurance coverage, however, your cost of insurance charges may be higher.

     - PASSPORT TERM INSURANCE. This agreement provides additional term life insurance coverage on the primary Insured or an additional Insured for a specified period of ten or 20 years. Coverage and benefits under this agreement terminate at the end of the specified period. Cost of insurance charges for this agreement are guaranteed to remain level for the duration of the agreement. While the agreement is force, you may exchange this agreement for a new Contract for the covered Insured without evidence of insurability. In addition, if you convert this agreement on or after its first anniversary, or before its fifth anniversary, we will contribute a conversion credit toward the premium for the new Contract. The addition of a Passport term insurance agreement does not affect the withdrawal charge on your Contract.

     - ADDITIONAL INSURED TERM INSURANCE. This agreement provides life insurance coverage on an additional Insured. We will pay the specified Death Benefit under the agreement to the named Beneficiary when we receive due proof that the additional Insured died while the agreement was in force. Until the additional Insured's 75th birthday, you may exchange the agreement for a new Contract on the additional Insured's life, subject to certain conditions as defined in the agreement. In addition, if you convert this agreement on or after its first anniversary, but no later than its fourth anniversary, we will contribute a conversion credit toward the Premium for the new Contract. We will not require evidence of insurability to exchange or convert the agreement.

                             CHARGES AND DEDUCTIONS

We assess charges and deductions against the Contract's Account Value and the Sub-Accounts. Additional deductions and expenses are paid out of the Portfolios' assets, as described in the prospectuses of the Portfolios.

PREMIUM EXPENSE CHARGE

We charge a Premium expense charge on each Premium paid. The current Premium expense charge is 5.5% of the total Premiums paid in each Contract Year up to 12 times the Lifetime Guaranteed Coverage Monthly Premium and 3.5% of any Premium in excess of that amount. Twelve times the Guaranteed Coverage Monthly Premium equals the guideline level Premium determined under Section 7702(c) of the Tax Code. We may change the Premium expense charge, but it will never exceed 5.5% of each Premium.

The Premium expense charge is intended to cover a portion of our state Premium tax expenses, certain federal tax liabilities resulting from the receipt of Premiums, and a portion of our distribution expenses. State Premium tax rates vary from 0% to 4.0%. The current North Carolina Premium tax is 1.9%. We do not vary the Premium expense charge to reflect the actual Premium tax rate in individual states, or the absence of Premium tax in certain states. Accordingly, the portion of this charge attributable to state Premium taxes may be more or less than the Premium taxes assessed in your state.

SEPARATE ACCOUNT EXPENSE CHARGE

On each Valuation Date, we will take a deduction from the Sub-Accounts to compensate Liberty Life for its expenses incurred in connection with this Contract. The Separate Account Expense Charge will be calculated at an annual rate equivalent to 0.60% of average daily net assets of each Sub-Account, as described in the Tables of Fees and Expenses beginning on page 9. The amount deducted will be determined on each Valuation Date and is reflected in the calculation of the Accumulation Unit Value.

The Separate Account Expense Charge is intended to cover all expenses under the Contract other than distribution expenses, and the cost of insurance charges and the other expenses covered by the Monthly Deduction and Premium expense charge, which are charged for separately and described below. Accordingly, the Separate Account Expense Charge is intended to compensate us for incurring the following expenses and assuming certain risks under the Contracts:

-    mortality and expense risk;

- certain federal taxes and other expenses associated with the receipt of Premiums; and

- a portion of our administrative expenses, such as salaries, postage, telephone, office equipment and periodic reports.

The mortality risk assumed in relation to the Contract includes the risk that the cost of insurance charges specified in the Contract will be insufficient to meet claims and the risks under the Guaranteed Death Benefit. We also assume a risk that, on the Monthly Date preceding the death of an Insured, the Death Benefit will exceed the amount on which the cost of insurance charges were based. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges set in the Contract.

We currently are not maintaining a provision for taxes attributable to the operations of the Variable Account (as opposed to the federal tax related to the receipt of Premiums under the Contracts). In the future, however, we may make such a charge. Charges for other taxes, if any, attributable to the Variable Account or to this class of Contracts may also be made.

MONTHLY DEDUCTION

Each month on the Monthly Date we deduct the following charges proportionately from your interest in the Sub-Accounts and your Fixed Account balance. The Monthly Deduction will consist of: (1) a cost of insurance charge; (2) a Contract fee; and (3) any charges for optional benefit agreements.

COST OF INSURANCE CHARGE. The cost of insurance charge is intended to pay us for the cost of providing life insurance coverage for the Insured. We guarantee that this charge will not exceed the maximum cost of insurance charge determined on the basis of the rates shown in the mortality table guaranteed in the Contract. We deduct the Monthly Deduction proportionately from your interests in the Sub-Accounts and your Fixed Account balance.

The current monthly cost of insurance charge is equal to the current cost of insurance rate times the net amount at risk. The net amount at risk is (a) minus
(b) where:

(a) is the Death Benefit on the first day of the Contract month divided by the sum of one plus the Guaranteed Monthly Equivalent Interest Rate shown in your Contract; and

(b) is the Account Value on that day before the deduction of the Monthly Deduction.

Cost of insurance charges vary based on attained Age, sex, history of tobacco use of the Insured, and rating classes available when you purchased your Contract. Your guaranteed cost of insurance rates are set forth in the mortality tables in your Contract. Additional rating classes were introduced on March 30, 2003, which may result in lower cost of insurance rates for some Insureds in preferred classifications. These new rating classifications are only available for Contracts issued after March 30, 2003, or for Contract changes made after March 30, 2003, that require underwriting of Insureds in preferred rating classes. Rates under Contracts issued on or prior to that date remain the same. Because the net amount for which we are at risk under your Contract may vary monthly, your cost of insurance charge is likely to differ each month. If the Insured is still living and your Contract is in effect on the first Contract Anniversary after the Insured's 100th birthday, we will discontinue charging you a cost of insurance charge.

We determine the cost of insurance charge separately for the initial Face Amount and each subsequent increase. The current cost of insurance charge covers our anticipated mortality costs for standard and substandard risks. We determine the current cost of insurance rates based on our expectations as to our future mortality experience and other factors. We guarantee, however, that we will never charge you a cost of insurance charge higher than the amount determined using the maximum guaranteed cost of insurance rates shown in the Contract. We base our cost of insurance rates on the sex, issue Age, Contract Year, rating class, and history of tobacco use of the Insured. However, we issue unisex Contracts in Montana. Our cost of insurance rates are based on the 1980 Commissioners Standard Ordinary ("1980 CSO") Mortality Table based on the Insured's sex, Age last birthday, and history of tobacco use. Our cost of insurance rates for unisex Contracts will never exceed a maximum based on the 1980 CSO Mortality Table B assuming a blend of 80% male and 20% female lives.

CONTRACT FEE. We charge a Contract fee of $9.00 per month if your Contract's Face Amount is less than $100,000. We charge a Contract fee of $6.00 per month if your Contract's Face Amount is $100,000 or greater. The Contract fee is intended to compensate us for administrative expenses such as salaries, postage, telephone, office equipment and periodic reports.

CHARGES FOR OPTIONAL BENEFIT AGREEMENTS. We offer several optional benefit agreements which may be added to the Contract. If one or more of these benefits is included on your Contract, the Monthly Deduction for the Contract will be increased to include the charge for the included benefits. Available benefits include primary insured term insurance, additional insured term insurance, Passport term insurance, waiver of specified monthly Premium, waiver of Monthly Deduction, children's protection benefit, and accidental death and dismemberment. The optional benefit agreement charges are intended to cover the cost of the additional coverage provided by the benefit. The optional benefit charges are set forth in the Table of Fees and Expenses beginning on page 9.

PORTFOLIO EXPENSES

You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Sub-Accounts to which you allocate your Account Value. The Variable Account purchases shares of the Portfolios at net asset value. Each Portfolio's net asset value reflects investment advisory fees and administrative expenses already deducted from the

Portfolio's assets. For more information concerning the investment advisory fees and other charges assessed against the Portfolios, see the prospectuses and the statements of additional information for the Portfolios, which are available upon request.

We may receive compensation from the investment advisers or administrators of the Portfolios. Such compensation will be consistent with the services we provide or the cost savings resulting from the arrangement and therefore may differ between Portfolios. Such compensation typically is a percentage of Variable Account assets invested in the relevant Portfolio and generally may range up to 0.25% annually of net assets. We may receive Rule (12b-1) fees directly from the Franklin Templeton Portfolios for providing certain services primarily intended to assist in the account servicing of the Portfolio's shares held by applicable Franklin Templeton Sub-Accounts.

TRANSACTION FEES

WITHDRAWAL CHARGE. If you surrender your Contract or decrease your Contract's Face Amount during the first ten Contract years, or within ten years following an increase in Face Amount, a withdrawal charge will apply. If you take a partial withdrawal, a withdrawal charge will apply only if there is a decrease in Face Amount. To determine the initial amount of the withdrawal charge, we multiply the initial Face Amount of your Contract by the applicable rate per $1,000 of Face Amount. The applicable rate depends on the Insured's issue Age, sex and underwriting class. Initial withdrawal charges are shown in your Contract and will never exceed $50.00 per $1,000 of Face Amount. For additional information concerning the rates applicable to you, please ask your sales representative. In addition, a table of the applicable rates is on file with the SEC as an exhibit to the registration statement for this product. The amount of the withdrawal charge decreases over time.

We calculate withdrawal charges separately for the initial Face Amount and for each increase in the Face Amount. If you increase the Face Amount, we calculate the additional withdrawal charge using the same procedure described above, except that we use the Insured's Age and underwriting class at the time of the increase, rather than at the time your Contract was issued. The withdrawal charge assessed on a partial withdrawal or a decrease in Face Amount is in proportion to the percentage decrease in Face Amount (I.E., the amount of the decrease divided by the Face Amount before the decrease). For decreases in Face Amount, we will deduct the withdrawal charge proportionately from your Account Value in each Sub-Account and the Fixed Account.

The withdrawal charge is equal to the initial withdrawal charge multiplied by the appropriate percentage shown in the following table for the Contract Year in which the surrender or decrease in Face Amount occurs:

                           % OF                               % OF
                           INITIAL                            INITIAL
         CONTRACT          WITHDRAWAL       CONTRACT          WITHDRAWAL
         YEAR              CHARGE           YEAR              CHARGE
         1                 100%             6                 70%
         2                 100%             7                 60%
         3                 100%             8                 50%
         4                 90%              9                 40%
         5                 80%              10                20%

If you have increased the Face Amount of your Contract, the appropriate percentage is determined separately for the withdrawal charge associated with the initial Face Amount and each increase.

The withdrawal charge is imposed to cover our actual premium and other state taxes and distribution expenses, which include representatives' sales commissions and other sales and distribution expenses. We expect to recover total premium and other state taxes and distribution expenses of the Contracts over the life of the Contracts. However, to the extent premium and other state taxes and distribution costs are not recovered by the withdrawal charge, we may make up any shortfall from the assets of our general account, which includes funds derived from the daily deductions charged to the Sub-Accounts and other fees and charges under the Contracts.

This provision may vary in some states. Please refer to your Contract.

MEDICAL WAIVER OF WITHDRAWAL CHARGE. After the first Contract Year, we will waive the withdrawal charge on all withdrawals under your Contract if on at least 45 days of any continuous 60 day period beginning after the first

Contract Year, the Insured or his or her spouse has a qualifying medical stay, as defined in the Contract. To obtain this waiver, you must apply in writing within 180 days of your initial eligibility and meet the requirements for the waiver outlined in the Contract. Please refer to your Contract or call us for additional information about this provision. This provision may not be available in some states and terms may differ in some states.

WITHDRAWAL FEE. In addition to a withdrawal charge, we charge a withdrawal fee on any partial withdrawal after the first in any Contract Year. The withdrawal fee will equal the lesser of $25 or two percent of the amount of the partial withdrawal. The withdrawal fee does not apply to full surrenders. The withdrawal fee is intended to compensate us for our administrative costs in effecting a partial withdrawal.

TRANSFER FEE. The Contract permits us to charge a maximum transfer fee of $25 per transfer on each transfer after the first 12 transfers in any Contract Year, including transfers under our Dollar Cost Averaging and Asset Rebalancing Programs. We currently are waiving the transfer fee on all transfers. We may impose a limit on the number of free transfers, or change that number, at any time. If we limit the number of free transfers, we will notify you of any reduction in the number of free transfers at least 90 days in advance of the effective date of the change, and the change will not be effective until your next Contract Anniversary.

We will deduct the transfer fee from the Account Value remaining in the Sub-Account or the Fixed Account from which the transfer was made. If that amount is insufficient to pay the transfer fee, we will subtract it from the transferred amount.

                   CONTRACT SURRENDER AND PARTIAL WITHDRAWALS

SURRENDER. While your Contract is in force, you may fully surrender your Contract. We will pay you the Surrender Value determined as of the day we receive your written request at our Service Center. We may require that you give us your Contract document before we pay you the Surrender Value. Before we pay a full surrender, you must provide us with tax withholding information.

The Surrender Value equals the Account Value, minus any applicable withdrawal charges as stated in your Contract, minus any Indebtedness. The Surrender Value will be calculated as of the end of the Valuation Period during which your surrender request was received. We generally will pay you the Surrender Value of the Contract within seven days of our receiving your complete request. The determination of the applicable withdrawal charge is described in "Transaction Fees - Withdrawal Charge" beginning on page 33.

You may receive the Surrender Value in a lump sum or under any of the proceeds options described in "Death Benefit and Optional Insurance Benefits - Proceeds Options" beginning on page 26.

The tax consequences of surrendering the Contract are discussed in "Federal Income Tax Considerations" beginning on page 37.

PARTIAL WITHDRAWALS. A partial withdrawal of a portion of your Surrender Value may be requested beginning in the second Contract Year. Your request must be in writing and will be effective on the date we receive it at our Service Center. You must provide us with tax withholding information before any payment is processed.

After the first Contract Year, you may take partial withdrawals as often as you choose. However, you may not withdraw less than $250 at any one time. In addition, we may refuse to allow any partial withdrawal that would leave less than $250 in a Sub-Account from which the withdrawal was taken unless the entire Sub-Account is withdrawn. If a partial withdrawal, plus any applicable withdrawal charges, would reduce the Account Value below $500, we may treat the request as a request to withdraw the total Account Value and terminate your Contract. We may waive or change these limits.

We will pay you the amount requested minus any applicable withdrawal charges or fees. This amount will be subtracted from your Account Value. The proceeds of a partial withdrawal will generally be paid within seven days of our receiving your complete request. The calculation of the withdrawal charge is described in "Transaction Fees - Withdrawal Charge" beginning on page 33.

The Face Amount after a partial withdrawal may not be less than $50,000. If you have previously increased the Face Amount of your Contract, your partial withdrawals will first reduce the Face Amount of the most recent increase, then the next most recent increases successively, then the original Face Amount of the Contract. We will notify you of any change in the Face Amount in the next quarterly or annual report that we mail to you.

The tax consequences of partial withdrawals are discussed in "Federal Income Tax Considerations" beginning on page 37.

     - EFFECT OF PARTIAL WITHDRAWAL ON DEATH BENEFIT. If your Death Benefit is Option 1, a partial withdrawal will reduce the Face Amount of your Contract as well as the Account Value by the amount of the withdrawal and any charges associated with it.

Under Option 2 Death Benefit, a partial withdrawal will typically result in a dollar for dollar reduction in Account Value as well as a reduction in the life insurance proceeds payable under the Contract. It will not, however, affect the Face Amount. Accordingly, we will not assess a withdrawal charge on partial withdrawals from a Contract with an Option 2 Death Benefit.

     - ALLOCATING PARTIAL WITHDRAWALS AMONG SUB-ACCOUNTS AND THE FIXED ACCOUNT. You may specify how much of your partial withdrawal you wish to be taken from each Sub-Account. The amount requested from a specific Sub-Account may not exceed the value of that option less any applicable withdrawal charge and fee. If you do not specify the option from which you wish to take your partial withdrawal, we will take it proportionately from the Sub-Accounts and the Fixed Account.

                                      LOANS

AVAILABILITY OF LOANS. While the Contract is in force, you may borrow money from us using the Contract as the only security for your loan. Loans have priority over the claims of any assignee or any other person. You may borrow up to 90% of the Surrender Value of your Contract as of the end of the Valuation Period in which we receive your loan request. Any outstanding Indebtedness will count against that limit. A loan against your Contract's Surrender Value may be taken at any time.

LIMITATIONS. The minimum loan amount is $250. In addition, if you have named an irrevocable Beneficiary, you must also obtain written consent from that individual or entity before we make a Contract loan to you.

INTEREST. The interest rate on all Contract loans is the loan interest rate shown in your Contract. Interest on Contract loans accrues daily and is due on each Contract Anniversary. If you do not pay the interest when due, the unpaid interest will become part of the Contract loan and will accrue interest at the same rate.

When we make a Contract loan to you, we will transfer to the Loan Account a portion of the Account Value equal to the loan amount. We will take the transfers proportionately from the Fixed Account and Sub-Accounts, unless you instruct us otherwise in writing. You may not transfer more than a pro-rata share from the Fixed Account.

We will credit interest to the portion of the Loan Account attributable to preferred loans at the loan interest rate shown in your Contract. We will treat as a preferred loan the portion of your loan equal in amount to (a) your Account Value, minus (b) your total Payments, minus (c) your current preferred loan balance, minus (d) any interest that has accrued on your Indebtedness since the previous Contract Anniversary, plus (e) all prior partial withdrawals in excess of earnings. We will credit interest to the remainder of the Loan Account at the minimum guaranteed interest rate shown in your Contract. The interest charges on the loan may be 2% higher than the interest we credit on the loaned amount. On each Contract Anniversary, we will also transfer to the Loan Account an amount of Account Value equal to the amount by which the Indebtedness exceeds the value of the Loan Account.

EFFECT OF LOANS. A Contract loan, whether or not repaid, will have a permanent effect on your Account Value because the investment results of each Sub-Account and the interest paid on the Fixed Account will apply only to the amounts remaining in those accounts. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts and/or Fixed Account earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would if you had not taken a Contract loan. If the Sub-Accounts and/or Fixed Account earn less than that rate, then your Account Value will be greater than it would have been if you had not taken a Contract loan. Also, if you do not repay a Contract loan, your Indebtedness will be subtracted from the Death Benefit and Surrender Value otherwise payable.

Generally, coverage guarantees provided under the Contracts will be suspended or terminate while there are outstanding Contract loans. See "Purchasing a Contract - Guaranteed Coverage Monthly Premium" on page 21. In some states, the terms under which coverage guarantees are affected by Contract loans may differ. Please refer to your Contract or contact your representative for additional information.

If you have an outstanding Contract loan, decreases in your Account Value, including decreases due to negative investment results in the Sub-Accounts you have chosen, could cause your Contract to enter the Grace Period and lapse. If you have an outstanding Contract loan and do not pay loan interest when due, unpaid interest will be added to your Contract loan and will bear interest at the same rate. If your investment gains are insufficient, your outstanding Contract loan could exceed your Surrender Value, resulting in your Contract entering the Grace Period.

If your Contract lapses while a Contract loan is outstanding and your contract is not a MEC, you may owe taxes or suffer other adverse tax consequences. Please refer to "Federal Income Tax Considerations - Contracts Which Are Not MECs" on page 40. Please consult with your tax adviser for additional information.

You may realize taxable income when you take a Contract loan. In some instances, a Contract is treated as a MEC for federal tax purposes. In that situation, Contract loans are treated as withdrawals for tax purposes, and the amount of the loan may be treated as taxable income to you. In addition, you may also incur an additional ten percent penalty tax. You should also be aware that interest on Contract loans is generally not deductible. Please refer to "Federal Income Tax Considerations - Contracts Which Are MECs" on page 40. Accordingly, before you take a Contract loan, you should consult your tax adviser and carefully consider the potential impact of a Contract loan on your rights and benefits under the Contract.

LOAN PROCEDURES. The loan amount available will be calculated as of the end of the Valuation Period during which your loan request is received. We generally will pay you the loan amount within seven days of our receiving your complete request.

In addition, you may repay all or any part of any Contract loan without penalty at any time while the Contract is still in effect and the Insured is living. If you have a Contract loan outstanding, we will treat any unscheduled Premium we receive from you as a loan repayment, unless you instruct us otherwise in writing. The payment will be processed as of the end of the Valuation Period during which it is received. We will deduct an amount equal to your loan repayment from the Loan Account and allocate your Net Premium among the Sub-Accounts and the Fixed Account on the same basis as Planned Premiums are allocated, unless you instruct us otherwise.

                             LAPSE AND REINSTATEMENT

LAPSE. Generally, your Contract will terminate and life insurance coverage will end when one of the following events occurs: (a) you surrender your Contract;
(b) the Grace Period ends; or (c) the Insured dies.

Your Contract will enter the Grace Period if on a Monthly Date the Surrender Value is insufficient to pay the Monthly Deduction and either: (a) no Coverage Guarantee is in effect; or (b) at least one of the coverage guarantees is in effect, but you have outstanding Indebtedness under your Contract. At the end of this Grace Period, your Contract will lapse and coverage ends.

If the Insured dies during the Grace Period, we will pay the Death Benefit in accordance with your instructions. We will reduce the proceeds, however, by an amount equal to the Monthly Deductions due and unpaid. See "Death Benefit" beginning on page 26.

LAPSE OPTIONS. If your Contract enters the Grace Period, you will be given 61 days in which to pay an amount sufficient to keep the Contract in force. On the date the Grace Period begins, we will send you and any assignee a notice telling you that you must pay at least the amount shown in the notice by the end of the Grace Period to prevent your Contract from terminating. You may pay an amount larger than that indicated in the notice if you wish. If you do not pay us the amount indicated by the date shown in the notice, your Contract will terminate at the end of the Grace Period.

REINSTATEMENT. If your Contract lapses during the life of the Insured, you may apply for reinstatement of the Contract by paying us the reinstatement Premium. You must apply for reinstatement within five years from the end of the Grace Period while the Insured is living. A notice will be sent when the Contract lapses indicating the amount needed to reinstate the Contract. The reinstatement Premium is an amount sufficient (1) to pay all unpaid Monthly Deductions for the Grace Period and (2) to keep your Contract in force for three months. If you choose, you may pay a larger amount. If Indebtedness was outstanding at the time of the lapse, you must either repay or reinstate the loan before we will reinstate your Contract. In addition, you must provide evidence of insurability satisfactory to us. The Account Value on the reinstatement date will reflect the Account Value at the time of termination of the Contract plus the Premium paid at the time of reinstatement. All Contract charges will continue to be based on your original Contract Date.

                           GENERAL CONTRACT PROVISIONS

OWNERSHIP RIGHTS. During the Insured's lifetime, the rights and privileges stated in the Contract may be exercised only by the Owner.

The Owner ("you") is named in the application on the Contract Date, and may be changed from time to time. Unless otherwise provided, the ownership rights of an individual who dies before the Insured will belong to the surviving joint owner, or if no joint owner, to the executors or administrators of that individual's estate. The ownership rights of a corporation, partnership or fiduciary will belong to its successors or assigns.

BENEFICIARY. You name the original Beneficiary(ies) and Contingent Beneficiary(ies) in the application for the Contract. You may change the Beneficiary or Contingent Beneficiary at any time while the Insured is alive, except irrevocable Beneficiaries and irrevocable Contingent Beneficiaries may not be changed without their consent.

You must request a change of Beneficiary in writing. We will provide a form to be signed and filed with us. A request for a change in Beneficiary or Contingent Beneficiary will take effect as of the date you signed the form after we acknowledge receipt in writing. Until we acknowledge receipt of change instructions, we are entitled to rely on your most recent instructions in our files. Accordingly, we are not liable for making a payment to the person shown in our files as the Beneficiary or treating that person in any other respect as the Beneficiary, even if instructions that we subsequently receive from you seek to change your Beneficiaries effective as of a date before we made the payment or took the action in question.

If you name more than one Beneficiary, we will divide the Death Benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the Death Benefit in equal shares to the Beneficiaries. If one of the Beneficiaries dies before you, we will divide the Death Benefit among the surviving Beneficiaries. If no Beneficiary is living, the Contingent Beneficiary will be the Beneficiary. The interest of any revocable Beneficiary is subject to the interest of any assignee. If no Beneficiary or Contingent Beneficiary is living, the Beneficiary will be you or your estate.

ASSIGNMENT. While the Insured is alive, you may assign the Contract as collateral security. You must notify us in writing if you assign the Contract. Until we receive notice from you, we are not liable for any action we may take or payments we may make that may be contrary to the terms of your assignment. We are not responsible for the validity of an assignment. Your rights and the rights of the Beneficiary may be affected by an assignment. An assignment may result in income tax and a ten percent penalty tax. You should consult your tax adviser before assigning your Contract.

PERIODIC REPORTS. While your Contract is in force, we will send you a statement at least once each year showing information concerning your Contract transactions and the current status of your Contract.

In addition, we will send you such reports or prospectuses concerning the Variable Account or the Portfolios of the underlying Sub-Accounts as may be required by the 1933 Act, as amended, and the 1940 Act, as amended. This information includes annual reports, semi-annual reports and supplements to current prospectuses. You will receive this information in printed form through the mail, unless you consent to available electronic forms of publication, which you can do at any time.

To the extent permitted by rules and regulations, we may provide one copy of each prospectus or report to persons who own more than one Contract.

                        FEDERAL INCOME TAX CONSIDERATIONS

NOTE: THE FOLLOWING DISCUSSION IS BASED UPON OUR UNDERSTANDING OF CURRENT FEDERAL INCOME TAX LAW APPLICABLE TO LIFE INSURANCE CONTRACTS IN GENERAL. WE CANNOT PREDICT THE PROBABILITY THAT ANY CHANGES IN THOSE LAWS WILL BE MADE. ALSO, WE DO NOT GUARANTEE THE TAX STATUS OF THE CONTRACTS. YOU BEAR THE COMPLETE RISK THAT THE CONTRACTS MAY NOT BE TREATED AS "LIFE INSURANCE CONTRACTS" UNDER FEDERAL INCOME TAX LAWS.

IN ADDITION, THIS DISCUSSION DOES NOT INCLUDE A DETAILED DESCRIPTION OF THE FEDERAL INCOME TAX CONSEQUENCES OF THE PURCHASE OF THESE CONTRACTS OR ANY DISCUSSION OF SPECIAL TAX RULES THAT MAY APPLY TO CERTAIN PURCHASE SITUATIONS. WE ALSO HAVE NOT TRIED TO CONSIDER ANY OTHER POSSIBLY APPLICABLE STATE OR OTHER TAX LAWS, FOR EXAMPLE, THE ESTATE TAX CONSEQUENCES OF THE CONTRACTS. YOU SHOULD SEEK TAX ADVICE CONCERNING THE EFFECT ON YOUR PERSONAL TAX LIABILITY OF THE TRANSACTIONS PERMITTED UNDER THE CONTRACT, AS WELL AS ANY OTHER QUESTIONS YOU MAY HAVE CONCERNING THE TAX STATUS OF THE CONTRACT OR THE POSSIBILITY OF CHANGES IN THE TAX LAW.

TAXATION OF LIBERTY LIFE AND THE VARIABLE ACCOUNT. Liberty Life is taxed as a life insurance company under Part I of Subchapter L of the Tax Code. The operations of the Variable Account are taxed as part of the operations of Liberty Life. Investment income and realized capital gains are not taxed to the extent that they are applied under the Contracts.

Accordingly, we do not anticipate that Liberty Life will incur any federal income tax liability attributable to the operation of the Variable Account (as opposed to the federal tax related to the receipt of Premiums under the Contracts). Therefore, we are not making any charge or provision for federal income taxes. However, if the tax treatment of the Variable Account is changed, we may charge the Variable Account for its share of the resulting federal income tax.

In several states we may incur state and local taxes on the operations of the Variable Account. We currently are not making any charge or provision for them against the Variable Account. We do, however, use part of the withdrawal charge to offset these taxes. If these taxes should be increased, we may make a charge or provision for them against the Sub-Accounts. If we do so, the results of the Sub-Accounts will be reduced.

TAX STATUS OF THE CONTRACT. The Contract is structured to satisfy the definition of a life insurance contract under the Tax Code. As a result, the Death Benefit ordinarily will be fully excluded from the gross income of the Beneficiary. The Death Benefit will be included in your gross estate for federal estate tax purposes if the proceeds are payable to your estate. The Death Benefit will also be included in your estate if the Beneficiary is not your estate but you retained incidents of ownership in the Contract. Examples of incidents of ownership include the right to change Beneficiaries, to assign the Contract or revoke an assignment, and to pledge the Contract or obtain a Contract loan. If you own and are the Insured under a Contract and if you transfer all incidents of ownership in the Contract more than three years before your death, the Death Benefit will not be included in your gross estate. State and local estate and inheritance tax consequences may also apply.

In addition, certain transfers of the Contract or Death Benefit, either during life or at death, to individuals (or trusts for the benefit of individuals) two or more generations below that of the transferor may be subject to the federal generation-skipping transfer tax.

In the absence of final regulations or other pertinent interpretations of the Tax Code, some uncertainty exists as to whether a substandard risk Contract will meet the statutory definition of a life insurance contract. If a Contract were deemed not to be a life insurance contract for tax purposes, it would not provide most of the tax advantages usually provided by a life insurance contract. We reserve the right to amend the Contracts to comply with any future changes in the Tax Code, any regulations or rulings under the Tax Code and any other requirements imposed by the Internal Revenue Service ("IRS").

In addition, you may use the Contract in various arrangements, including non-qualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax treatment of the proposed arrangement.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Tax Code requires that the underlying assets of variable life insurance contracts be diversified. The Tax Code provides that a variable life insurance contract will not be treated as a life insurance contract for federal income tax purposes for any period and any subsequent period for which the investments are not adequately diversified. If the Contract were disqualified for this reason, you would lose the tax deferral advantages of the Contract and would be subject to current federal income taxes on all earnings allocable to the Contract.

The Tax Code provides that variable life insurance contracts such as the Contract meet the diversification requirements if, as of the close of each quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies. For purposes of determining whether or not the diversification standards of Section 817(h) of the Tax Code have been met, each United States government agency or instrumentality is treated as a separate issuer.

The United States Treasury Department (the "Treasury Department") also has issued regulations that establish diversification requirements for the segregated asset accounts underlying variable Contracts such as the Contracts. These regulations amplify the diversification requirements set forth in the Tax Code and provide an alternative to the provision described above. Under these regulations, a segregated asset account will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the account is represented by any one investment; (2) no more than 70% of the value of the total assets of the account is represented by any two investments; (3) no more than 80% of the value of the total assets of the account is represented by any three investments; and (4) no more than 90% of the value of the total assets of the account is represented by any four investments.

These diversification standards are applied to each Sub-Account of the Variable Account by looking to the investments of the Portfolio underlying the Sub-Account. One of our criteria in selecting the Portfolios is that their investment managers intend to manage them in compliance with these diversification requirements.

OWNER CONTROL. In certain circumstances, variable life insurance Contract Owners will be considered the owners, for tax purposes, of separate account assets underlying their Contracts. In those circumstances, the Contract Owners could be subject to taxation on the income and gains from the separate account assets.

In published rulings, the IRS has stated that a variable life insurance Contract Owner will be considered the owner of separate account assets, if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. When the diversification regulations were issued, the Treasury Department announced that in the future, it would provide guidance on the extent to which variable life insurance Contract Owners could direct their investments among Sub-Accounts without being treated as owners of the underlying assets of the Variable Account. As of the date of this prospectus, no such guidance has been issued. We cannot predict when or whether the Treasury Department will issue that guidance or what position the Treasury Department will take. In addition, although regulations are generally issued with prospective effect, it is possible that regulations may be issued with retroactive effect.

The ownership rights under the Contract are similar in many respects to those described in IRS rulings in which the Contract Owners were not deemed to own the separate account assets. In some respects, however, they differ. For example, under the Contract you have many more investment options to choose from than were available under the Contracts involved in the published rulings, and you may be able to transfer Account Value among the investment options more frequently than in the published rulings. Because of these differences, it is possible that you could be treated as the owner, for tax purposes, of the Portfolio shares underlying your Contract and, therefore, subject to taxation on the income and gains on those shares. Moreover, it is possible that the Treasury Department's position, when announced, may adversely affect the tax treatment of existing Contracts. We therefore reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the owner for tax purposes of the underlying assets.

The remainder of this discussion assumes that the Contract will be treated as a life insurance contract for federal tax purposes.

INCOME TAX TREATMENT OF LIFE INSURANCE DEATH BENEFIT PROCEEDS. In general, the amount of the Death Benefit payable under a Contract is excludable from gross income under the Tax Code. Certain transfers of the Contract, however, may result in a portion of the Death Benefit being taxable.

If the Death Benefit is not received in a lump sum and is, instead, applied under one of the proceeds options, payments generally will be prorated between amounts attributable to the Death Benefit, which will be excludable from the Beneficiary's income, and amounts attributable to interest (accruing after the Insured's death), which will be includable in the Beneficiary's income.

ACCELERATED DEATH BENEFIT. In general, the tax treatment of an Accelerated Death Benefit is the same as the tax treatment of Death Benefits, as described above. However, where an Accelerated Death Benefit is based on the Insured's being "chronically ill", the Tax Code limits the amount of the Accelerated Death Benefit that will qualify for exclusion from federal income taxation. In some circumstances, an Accelerated Death Benefit under the Contract may exceed these limits, and the excess amount therefore may be taxable. Accordingly, if you are considering requesting an Accelerated Death Benefit, you should first consult a qualified tax adviser.

TAX DEFERRAL DURING ACCUMULATION PERIOD. Under existing provisions of the Tax Code, except as described below, any increase in your Account Value is generally not taxable to you unless you receive or are deemed to receive amounts from the Contract before the Insured dies. If you surrender your Contract, the Cash Value (less any Contract fee paid upon surrender) will be includable in your income to the extent the amount received exceeds the "investment in the Contract". The "investment in the Contract" generally is the total Premiums and other consideration paid for the Contract, less the aggregate amount received under the Contract previously to the extent such amounts received were excludable from gross income. Whether partial withdrawals (or other amounts deemed to be distributed) from the Contract constitute income depends, in part, upon whether the Contract is considered a MEC for federal income tax purposes.

CONTRACTS WHICH ARE MECS

CHARACTERIZATION OF A CONTRACT AS A MEC. In general, this Contract will not constitute a MEC, unless: (1) it was received in exchange for another life insurance contract which was a MEC; (2) excess Premiums are paid into the Contract, causing it to fail the "7-pay" test under Section 7702A of the Tax Code; or (3) there is a decrease in the Face Amount or an Agreement is removed, such that the Contract no longer complies with the "7-pay" test under Section 7702A of the Tax Code. Other "material" changes to your Contract may also cause it to be treated as a MEC.

TAX TREATMENT OF WITHDRAWALS, LOANS, ASSIGNMENTS AND PLEDGES UNDER MECS. If your Contract is a MEC, withdrawals from your Contract will be treated first as withdrawals of income and then as a recovery of your investment in the Contract. Thus, you may realize taxable income upon a withdrawal if the Account Value exceeds the investment in the Contract. You may also realize taxable income when you take a Contract loan, because any loan (including unpaid loan interest) under the Contract will be treated as a withdrawal for tax purposes. In addition, if you assign or pledge any portion of the value of your Contract (or agree to assign or pledge any portion), the assigned or pledged portion of your Account Value will be treated as a withdrawal for tax purposes. Before assigning, pledging, or requesting a loan under a Contract that is a MEC, you should consult a qualified tax adviser.

PENALTY TAX. Generally, withdrawals (or the amount of any deemed withdrawals) from a MEC are subject to a penalty tax equal to ten percent of the portion of the withdrawal that is includable in income, unless the withdrawals are made:
(1) after you reach Age 59 1/2; (2) because you have become disabled (as defined in the Tax Code); or (3) as substantially equal periodic payments over your life or life expectancy (or the joint lives or life expectancies of you and your beneficiary, as defined in the Tax Code). Certain other exceptions to the ten-percent penalty tax may apply.

AGGREGATION OF CONTRACTS. All life insurance contracts which are MECs and which are purchased by the same person from us or any of our affiliates within the same calendar year will be aggregated and treated as one Contract for purposes of determining the amount of a withdrawal (including a deemed withdrawal) that is includable in taxable income.

CONTRACTS WHICH ARE NOT MECS

TAX TREATMENT OF WITHDRAWALS GENERALLY. If your Contract is not a MEC, the amount of any withdrawal from the Contract will be treated first as a non-taxable recovery of Premiums and then as income from the Contract. Thus, only the portion of a withdrawal that exceeds the investment in the Contract immediately before the withdrawal will be includable in taxable income.

CERTAIN DISTRIBUTIONS REQUIRED BY THE TAX LAW IN THE FIRST 15 CONTRACT YEARS. Where cash distributions are required under the Tax Code in connection with a reduction in benefits during the first 15 years after the Contract is issued (or if withdrawals are made in anticipation of a reduction in benefits, within the meaning of the Tax Code, during this period), some or all of such amounts may be includable in taxable income.

TAX TREATMENT OF LOANS. If your Contract is not a MEC, a loan received under the Contract generally will be treated as indebtedness for tax purposes, rather than a withdrawal of Account Value. As a result, you will not realize taxable income on any part of the loan as long as the Contract remains in force. If you surrender your Contract or your Contract lapses, however, any outstanding loan balance will be treated as an amount received by you as part of the Surrender Value. Accordingly, you may be subject to taxation on the loan amount at that time. Moreover, if any portion of your Contract loan is a preferred loan, a portion of your Contract loan may be includable in your taxable income. Generally, you may not deduct interest paid on loans under the Contract, even if you use the loan proceeds in your trade or business.

ACTIONS TO ENSURE COMPLIANCE WITH THE TAX LAW. We believe that the maximum amount of Premiums we intend to permit for the Contracts will comply with the Tax Code definition of a life insurance contract. We will monitor the amount of your Premiums, and, if your total Premiums during a Contract Year exceed those permitted by the Tax Code, we will refund the excess Premiums within 60 days of the end of the Contract Year and will pay interest and other earnings (which will be includable in taxable income) as required by law on the amount refunded. We reserve the right to increase the Death Benefit (which may result in larger charges under a Contract) or to take any other action deemed necessary to ensure the compliance of the Contract with the federal tax definition of a life insurance contract.

FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the federal government a part of the taxable portion of withdrawals made under a Contract, unless the Owner notifies us in writing at or before the time of the withdrawal that he or she chooses not to have withholding. As a Contract Owner, you will be responsible for the payment of any taxes and early distribution penalties that may be due on the amounts received under the Contract, whether or not you choose withholding. You may also be required to pay penalties under the estimated tax rules, if your withholding and estimated tax payments are insufficient to satisfy your total tax liability.

TAX ADVICE. This summary is not a complete discussion of the tax treatment of the Contract. You should seek tax advice from an attorney who specializes in tax issues.

                                LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Variable Account. Liberty Life is engaged in routine lawsuits which, in our management's judgment, are not of material importance to its total assets or material with respect to the Variable Account.

                                  LEGAL MATTERS

All matters of Massachusetts law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Massachusetts law, have been passed upon by William J. O'Connell, Esq., Assistant General Counsel and Assistant Secretary. The law firm of Jorden Burt LLP, 1025 Thomas Jefferson Street NW, Suite 400, East Lobby, Washington, DC 20007-5201, serves as special counsel to Liberty Life with respect to federal securities laws.

                              FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 2002 and for each of the periods in the two years then ended, the financial statements of Liberty Life as of December 31, 2002 and December 31, 2001, and for each of the three years in the period ended December 31, 2002, and the related financial statement schedule of Liberty Life and the accompanying Independent Auditors' Reports appear in the Statement of Additional Information.

                    GLOSSARY OF TERMS USED IN THE PROSPECTUS

Please refer to this list for the meaning of the following terms:

ACCOUNT VALUE-The sum of the values of your interests in the Sub-Accounts, the Fixed Account and the Loan Account.

ACCUMULATION UNIT-An accounting unit of measurement which we use to calculate the value of a Sub-Account.

AGE-An Insured's Age at his or her last birthday.

ASSET ALLOCATION MODELS-Models developed by Standard & Poor's Investment Advisory Services LLC to provide generalized guidance on how to allocate Account Value among the Sub-Accounts under the Contract.

ASSET REBALANCING-Our program under which we periodically readjust the percentage of your Account Value allocated to each Sub-Account to maintain a pre-set level.

BENEFICIARY(IES)-The person(s) named by you to receive the Death Benefit under the Contract.

CASH VALUE-The Account Value less any applicable withdrawal charges.

CONTRACT ANNIVERSARY-The same day and month as the Contract Date for each subsequent year the Contract remains in force.

CONTRACT DATE-The effective date of insurance coverage under your Contract. It is used to determine Contract Anniversaries, Contract Years and the Monthly Date.

CONTRACT OWNER-The person(s) having the privileges of ownership defined in the Contract. The Contract Owner(s) may or may not be the same person(s) as the Insured(s). If your Contract is issued pursuant to a tax-qualified retirement plan, your ownership privileges may be modified by the plan.

CONTRACT YEAR-Each twelve-month period beginning on the Contract Date and each Contract Anniversary.

DEATH BENEFIT-The amount payable to the Beneficiary under the Contract upon the death of the Insured, before payment of any unpaid Indebtedness.

DELIVERY DATE-If you pay your initial Premium upon receipt of your Contract, the date on which your Contract is personally delivered to you; otherwise, five days after we mail your Contract for delivery to you.

DOLLAR COST AVERAGING-Our program under which we periodically transfer a fixed dollar amount to the Sub-Accounts of your choice, until the source you designate is exhausted or you instruct us to stop.

FACE AMOUNT-The amount designated as such on the Contract information page or as subsequently changed in accordance with the terms of the Contract. It is used to determine the amount of Death Benefit.

FIXED ACCOUNT-The portion of the Account Value allocated to our general account.

GRACE PERIOD-A 61-day period during which the Contract will remain in force so as to permit you to pay a sufficient amount to keep the Contract from lapsing.

INDEBTEDNESS-The sum of all unpaid Contract loans and accrued loan interest.

INSURED-A person whose life is Insured under the Contract.

LOAN ACCOUNT-An account established for amounts transferred from the Sub-Accounts or the Fixed Account as security for outstanding Indebtedness.

MONTHLY DATE-The same day in each month as the Contract Date. The day of the month on which the Monthly Deduction is taken from your Account Value.

MONTHLY DEDUCTION-The amount deducted from the Account Value on each Monthly Date for the cost of insurance charge, the Contract fee, and the cost of any optional benefit agreement.

NET INVESTMENT FACTOR-The factor we use to determine the change in value of an Accumulation Unit in any Valuation Period. We determine the Net Investment Factor separately for each Sub-Account.

NET PREMIUM-A Premium less any Premium Expense Charge.

PLANNED PREMIUM-The amount of Premium selected by you to be paid periodically as payment for the Contract.

PORTFOLIO(S)-The underlying mutual funds in which the Sub-Accounts invest. Each Portfolio is an investment company registered with the SEC or a separate investment series of a registered investment company.

PREMIUM-An amount paid to us as payment for the Contract by you or on your behalf.

SEC-The United States Securities and Exchange Commission.

SUB-ACCOUNT-A division of the Variable Account, which invests wholly in shares of one of the Portfolios.

SUB-ACCOUNT VALUE-The value of the assets held in a Sub-Account.

SURRENDER VALUE-The Cash Value less any unpaid Indebtedness.

TAX CODE-The Internal Revenue Code of 1986, as amended.

VALUATION DATE-Each day the New York Stock Exchange ("NYSE") is open for business and we are open. We currently are open for variable business on each day the NYSE is open, except for emergencies or other times permitted by the SEC.

VALUATION PERIOD-The period of time over which we determine the change in the value of the Sub-Accounts. Each Valuation Period begins at the close of normal trading on the NYSE, currently 4:00 p.m. Eastern time, on each Valuation Date and ends at the close of the NYSE on the next Valuation Date, or the next day we are open, if later.

VARIABLE ACCOUNT-LLAC Variable Account, which is a segregated investment account of Liberty Life.

WE, US, OURS, THE COMPANY-Liberty Life Assurance Company of Boston ("Liberty Life").

YOU, YOUR, YOURS-The Owner of the Contract.

To learn more about the Variable Account, Liberty Life, and the Contracts, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. Please call our Service Center at 1-800-451-7065 extension 36327: (1) to request a copy of the SAI; (2) to receive personalized illustrations of Death Benefits, net cash Surrender Values, and Cash Values; and
(3) to ask questions about the Contract or make other inquiries.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (HTTP://WWW.SEC.GOV) that contains the SAI and other information about the Variable Account and the Contract. Our reports and other information about the Variable Account and the Contract (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, DC 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Investment Company Act of 1940 Registration File No. 811-09075

                                FLEXIBLE PREMIUM
                        VARIABLE LIFE INSURANCE CONTRACT
                                    ISSUED BY
                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON
                             IN CONNECTION WITH ITS
                              LLAC VARIABLE ACCOUNT
                        175 BERKELEY STREET, P.O. BOX 140
                        BOSTON, MASSACHUSETTS 02117-0140
                                 SERVICE CENTER
                                 100 LIBERTY WAY
                           DOVER, NEW HAMPSHIRE 03820
                            1-800-451-7065 EXT. 36327


                       STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information ("SAI") is not a prospectus. It contains information in addition to the information in the prospectus, dated May 1, 2003, for Flexible Premium Variable Life Insurance Contracts (the "Contract" or Contracts"), offered by Liberty Life Assurance Company of Boston ("Liberty Life", "the Company", "we", "us" ,"ours"). You should read this SAI together with the Contract's prospectus, which we may amend from time to time.

 To obtain a copy of a prospectus for the Contract, please call us at 1-800-451-7065 Ext. 36327 or write to our Service Center at the phone number or address provided above.



THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE CONTRACTS AND FOR THE PORTFOLIOS IN WHICH THE LLAC VARIABLE ACCOUNT INVESTS.


 THE CONTRACTS AND THE INVESTMENTS IN THE PORTFOLIOS ARE NOT INSURED BY THE FDIC OR ANY OTHER FEDERAL GOVERNMENT AGENCY, NOT DEPOSITS OF, OR GUARANTEED OR ENDORSED BY ANY BANK OR ITS SUBSIDIARIES, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF VALUE.


             STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2003
                    RELATING TO PROSPECTUS DATED: MAY 1, 2003

                                TABLE OF CONTENTS

                                                                                                     PAGE
                                                                                                     ----
The Company                                                                                           3
     Liberty Life Assurance Company of Boston                                                         3
The Variable Account                                                                                  3
     LLAC Variable Account                                                                            3
 Services                                                                                             3
     Safekeeping of the Variable Account's Assets                                                     3
Payment Services                                                                                      3
Additional Information about the Operation of the Contracts and the Variable Account                  4
     Periodic Reports                                                                                 4
     Notice and Elections                                                                             4
     Modifications                                                                                    4
     Limit on Right to Contest                                                                        4
     Suicide                                                                                          4
     Misstatement as to Age and Sex                                                                   4
     Creditors' Claims                                                                                5
     Dividends                                                                                        5
Underwriters                                                                                          5
     Liberty Life Distributors LLC                                                                    5
Additional Information About Charges                                                                  5
     Special Provisions for Group or Sponsored Arrangements                                           5
     Underwriting Procedures                                                                          6
Lapse and Reinstatement                                                                               6
     Grace Period                                                                                     6
Performance Data                                                                                      6
     Historical Performance Information                                                               7
Illustrations                                                                                         9
     Narrative Information                                                                            9
Experts                                                                                              19
Financial Statements                                                                                 19
     LLAC Variable Account                                                                           19
     Liberty Life Assurance Company of Boston                                                        19


Capitalized terms used in this SAI are defined where first used or in the Glossary beginning on page 41 of the Contract prospectus.

                                   THE COMPANY

LIBERTY LIFE ASSURANCE COMPANY OF BOSTON. Liberty Life Assurance Company of Boston was incorporated on September 17, 1963 as a stock life insurance company. Its executive and administrative offices are located at 175 Berkeley Street, Boston, Massachusetts 02117.

Liberty Life writes individual life insurance on both a participating and a non-participating basis, group life, disability insurance and individual and group annuity contracts on a non-participating basis. The variable life insurance contracts described in the prospectus are issued on a non-participating basis. Liberty Life is licensed to do business in all states, in the District of Columbia, and in Canada. We intend to market the Contracts everywhere in the United States where we conduct life insurance business.

Liberty Life is a wholly-owned subsidiary of Liberty Life Holdings Inc., a holding company incorporated under the laws of the state of Delaware. Liberty Life Holdings Inc. is 90% owned by Liberty Mutual Insurance Company and 10% owned by Liberty Mutual Fire Insurance Company ("LMFIC"), both of which are stock property and casualty insurance companies incorporated under the laws of the Commonwealth of Massachusetts. Liberty Mutual Insurance Company and LMFIC are both wholly-owned subsidiaries of Liberty Mutual Group Inc., a stock holding company incorporated under the laws of the Commonwealth of Massachusetts. Liberty Mutual Group Inc. is a wholly-owned subsidiary of LMHC Massachusetts Holdings Inc., a stock holding company incorporated under the laws of the Commonwealth of Massachusetts. LMHC Massachusetts Holdings Inc. is a wholly-owned subsidiary of Liberty Mutual Holding Company Inc., a Massachusetts mutual holding company.

Liberty Life is obligated to pay all amounts promised to Contract Owners under the contracts. Pursuant to a Guarantee Agreement dated February 3, 1998, Liberty Mutual Insurance Company unconditionally guarantees to us on behalf of and for the benefit of Liberty Life and owners of life insurance contracts and annuity contracts issued by Liberty Life that it will, on demand, make funds available to us for the timely payment of contractual obligations under any insurance policy or annuity contract issued by us. Liberty Mutual may terminate this guarantee on notice to Liberty Life.

For additional information, please refer to the Contract prospectus, "Description of Liberty Life and the Variable Account," on page 14.

                              THE VARIABLE ACCOUNT

LLAC VARIABLE ACCOUNT. LLAC Variable Account ("the Variable Account") was originally established on July 10, 1998 as a segregated asset account of Liberty Life under the laws of the Commonwealth of Massachusetts. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Variable Account or Liberty Life.

                                    SERVICES

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS. Liberty Life holds the assets of the Variable Account. We keep those assets physically segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Portfolios.

PAYMENT SERVICES. Liberty Mutual Insurance Company, the indirect parent company of Liberty Life, provides services with respect to the processing of certain payments received from life insurance policyholders, including Contract Owners. Liberty Life has determined that $2,000 per year was paid to Liberty Mutual in the past three years for processing services attributable to the Contracts.

           ADDITIONAL INFORMATION ABOUT THE OPERATION OF THE CONTRACTS

PERIODIC REPORTS. We will maintain all records relating to the Variable Account and the Sub-Accounts. While your Contract is in force, we will send you a statement at least once each year showing information concerning your Contract transactions and the current status of your Contract. The statement will include the Account Value as of the end of the current and prior reporting period, the number, type and value of your interests in the Sub-Accounts to which you have allocated your Net Premiums, the current Death Benefit, Surrender Value, indebtedness, partial withdrawals, Premiums paid, and deductions made since the last statement. We will also include any information required by applicable laws and regulations. If you ask us, we will send you an additional statement at any time. We may charge up to $25 for this additional statement. We will tell you the current charge before we send you the statement.

In addition, we will send you such reports or prospectuses concerning the Variable Account or the Portfolios of the underlying Sub-Accounts as may be required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. This information includes annual reports, semi-annual reports and supplements to current prospectuses. You will receive this information in printed form through the mail, unless you consent to available electronic forms of publication, which you can do at any time.

To the extent permitted by rules and regulations, we may provide one copy of each prospectus or report to persons who own more than one Contract.

We also will mail you confirmation notices or other appropriate notices of Contract transactions quarterly or more frequently within the time periods specified by law. Please give us prompt written notice of any address change. In addition, please review your periodic statements and notices carefully, as they contain important information relating to the status of your Contract. It is your obligation to report to us, at the address or phone number provided on your statement, any errors or discrepancies concerning the information provided on the statement or notice.

NOTICE AND ELECTIONS. To be effective, all notices and elections under the Contract must be in writing, signed by you, and received by us at our Service Center. Certain exceptions may apply. Unless otherwise provided in the Contract, all notices, requests and elections will be effective when received at our Service Center complete with all necessary information.

MODIFICATIONS. We reserve the right to modify the Contract without your express consent, in the circumstances described in this prospectus or as necessary to conform to applicable law or regulation or any ruling issued by a governmental agency. The provisions of the Contract will be construed so as to comply with the requirements of Section 7702 of the Tax Code.

LIMIT ON RIGHT TO CONTEST. In the absence of fraud, we may not contest the insurance coverage under the Contract after the Contract has been in force for two years after the Contract Date while the Insured is alive or for two years after any increase in the Face Amount. The two-year incontestability period may vary in certain states to comply with the requirements of state insurance laws and regulations.

In issuing a Contract, we rely on your application. Your statements in that application and any supplemental applications, in the absence of fraud, are considered representations and not warranties. In the absence of fraud, we will not use any statement made in connection with the Contract application to void the Contract or to deny a claim, unless that statement is a part of the application or an amendment thereto.

SUICIDE. If the Insured commits suicide while sane or kills him- or herself while insane within two years of the Contract Date, we are not required to pay the full Death Benefit that would otherwise be payable. Instead, we will pay you an amount equal to the Account Value less any Indebtedness, or the minimum amount required by the state in which your Contract was issued, and the Contract will end. Likewise, if the Insured dies by suicide while sane or kills him- or herself while insane within two years after the effective date of any increase in the Face Amount, the amount we will pay you with respect to that increase will be limited to the Monthly Deductions taken in connection with that increase.

MISSTATEMENT AS TO AGE AND SEX. If the age or sex of the Insured is incorrectly stated in the application, we will adjust any proceeds appropriately as specified in the Contract.

CREDITORS' CLAIMS. TO the extent permitted by law, no benefits payable under this Contract will be subject to the claims of your or the Beneficiary's creditors.

DIVIDENDS. We will not pay any dividend under the Contract.

                                  UNDERWRITERS

LIBERTY LIFE DISTRIBUTORS LLC. Liberty Life Distributors LLC ("LLD"), a wholly owned subsidiary of Liberty Life, serves as distributor of the Contracts. LLD is located at 100 Liberty Way, Dover New Hampshire 03820. It is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc.

The Contracts are offered on a continuous basis and sold by registered representatives of broker-dealers or bank employees who are licensed insurance agents appointed by the Company, either individually or through an incorporated insurance agency. LLD enters into selling agreements with affiliated and unaffiliated broker-dealers and banks whose personnel participate in the offer and sale of the Contracts. In some states, Contracts may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Securities Exchange Act of 1934, pursuant to legal and regulatory exceptions.

Generally, representatives will receive a commission of not more than 30% of the Premiums received in the first year on Premiums up to the commissionable Premium, plus not more than 4% of any additional Premiums in the first Contract Year. Commissions on Premiums paid in subsequent years are lower.
Representatives also will generally receive a commission on a Face Amount increase. In addition, we may pay or permit other promotional incentives in cash, or credit or other compensation. We also may pay override payments, expense reimbursement allowances, bonuses, broker-dealer fees, training allowances, and service fees.

The aggregate dollar amount of underwriting commissions paid to LLD for the years ended December 31, 2002, 2001 and 2000 were $545,176, $1,214,319, and
$678,795, respectively. None of the underwriting commissions were retained by LLD for each of these periods. No other fees were paid to LLD for distribution services.

The distribution agreement with LLD provides for indemnification of LLD by Liberty Life for liability to Owners arising out of services rendered or contracts issued.

                      ADDITIONAL INFORMATION ABOUT CHARGES

SPECIAL PROVISIONS FOR GROUP OR SPONSORED ARRANGEMENTS. Where permitted by state insurance laws, Contracts may be purchased under group or sponsored arrangements. We may reduce or waive the charges and deductions described above for Contracts issued under these arrangements. Among other things, we may waive withdrawal charges and deductions to employees, officers, directors, agents, and immediate family members of the foregoing. We will reduce these charges and deductions in accordance with our rules in effect when we approve the application for a Contract. To qualify for a reduction, a group or sponsored arrangement must satisfy our criteria as to, for example, the size of the group, the expected number of participants and anticipated Premiums from the group. Generally, the sales contacts and effort, administrative costs and mortality cost per Contract vary based on such factors as the size of the group or sponsored arrangements, the purposes for which Contracts are purchased and certain characteristics of the group's members. The amount of reduction and the criteria for qualification will reflect the reduced sales effort and administrative costs resulting from, and the different mortality experience expected as a result of, sales to qualifying groups and sponsored arrangements.

From time to time, we may modify on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Contract Owners and all other owners of all other contracts funded by the Variable Account.

UNDERWRITING PROCEDURES. Before issuing a policy we will require evidence of insurability. This means that (1) you must complete an application and submit it to the Company, and (2) we may require that the Insured have a medical examination. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. Applicants who meet guidelines on issue age and Premium limitations may be eligible for simplified underwriting without a medical examination.

Insurance charges will be determined on each policy anniversary based on our future expectations of such factors as mortality, expenses, interest, persistency and taxes. The insurance charge rate will not exceed those shown on the Contract's specifications pages, which are based on the 1980 Commissioners' Standard Ordinary Mortality Table ("1980 CSO"), male or female (unisex rates may be required in some situations), smoker or nonsmoker, age of the insured on their last birthday.

A special risk class is used when mortality experience in excess of the standard risk classes is expected. These substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of 1980 CSO, male or female (unisex rates may be required in some situations), smoker or nonsmoker and age of the insured on their last birthday.

For additional information on charges, please refer to the Contract prospectus, "Charges and Deductions" beginning on page 31.

                             LAPSE AND REINSTATEMENT

GRACE PERIOD. If you have any unpaid Indebtedness and your Surrender Value is insufficient to pay a Monthly Deduction when due, your Contract will enter the Grace Period and may terminate. During the Grace Period, you may surrender the Contract and transfer Account Value among Sub-Accounts. You are not permitted, however, to take a Contract loan, partial withdrawal, make changes to your Face Amount or to optional insurance benefits while your Contract is in the Grace Period.

For additional information, please refer to the Contract prospectus, "Lapse and Reinstatement" beginning on page 36.

                                PERFORMANCE DATA

PERFORMANCE INFORMATION. From time to time, we may include in our marketing materials and Contract Owner reports performance information for the Sub-Accounts of the Variable Account available under the Contract. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract Owner. Also, please note that performance figures shown do not reflect any applicable taxes.

The information presented in the following chart represents the total return for the Sub-Accounts for the periods indicated, and reflects all expenses of the underlying Portfolios, as well as the guaranteed maximum 1.65% Separate Account Expense Charge against amounts allocated to the underlying Portfolios. The rates of return do not reflect withdrawal charges, Monthly Deductions (including the cost of insurance charge), or premium taxes. These charges would reduce the average annual return reflected. The performance shown runs from the date of inception of the underlying Portfolios, which may predate when the Variable Account was established on July 10, 1998, and when the Contract first was available for sale on November 11, 1999. The average annual returns shown in the table are calculated as follows:

P*(1+T)^n = ERV

where:

P     =  a hypothetical initial payment of $1,000
T     =  average annual total return
n     =  number of years

ERV   =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, three, five, or ten -year period as of the end of the period or fractional portion thereof.

For additional information on Contract charges, please refer to the Contract prospectus, "Charges and Deductions" beginning on page 31.

For additional information on S&P's Asset Allocation Models included in the chart, please refer to the Contract prospectus, "Allocation of Net Premiums" beginning on page 24.

------------------------------------------------------------------------------------------------------------------------------------
                                                                            AVERAGE ANNUAL RETURNS THROUGH 12/31/2002(2)
------------------------------------------------------------------------------------------------------------------------------------
UNDERLYING INVESTMENT OPTIONS                                   INCEPTION     THREE       ONE         THREE      FIVE        TEN
                                                                 DATE(3)      MONTH       YEAR        YEARS      YEARS      YEARS
                                                                                                                           OR LIFE
-----------------------------------------------------------------------------------------------------------------------------------
STOCK FUNDS
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Capital Appreciation Fund                               5/05/93       4.79%     -24.95%     -20.34%      -2.86%     6.72%
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
AIM V.I. International Growth Fund                               5/05/93       3.92%     -16.27%     -22.60%      -3.80%     3.66%
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
AIM V.I. New Technology Fund*                                   10/18/93       7.34%     -45.73%     -43.76%     -14.87%    -1.58%
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
Dreyfus Stock Index Fund                                         9/29/89       7.75%     -22.96%     -15.39%      -1.49%     8.32%
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
Dreyfus Variable Investment Fund Appreciation Portfolio           4/5/93       6.23%     -17.31%      -9.73%       1.12%     9.58%
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
Dreyfus Socially Responsible Growth Fund Inc.                    10/7/93       4.73%     -29.54%     -21.79%      -4.40%     6.48%
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
Dreyfus Investment Portfolios - Technology Growth Portfolio**    8/31/99      15.09%     -40.01%     -33.96%         N/A   -21.32%
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
Dreyfus Investment Portfolios - Emerging Leaders Portfolio**    12/15/99       8.03%     -20.46%       4.10%         N/A     6.54%
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
Colonial U.S. Growth & Income Fund, Variable Series               7/5/94      11.36%     -22.55%      -7.62%       0.98%    10.04%
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
Colonial Small Cap Value Fund, Variable Series* **               5/19/98       6.18%      -6.81%       6.21%         N/A     1.97%
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
Liberty All-Star Equity Fund, Variable Series                   11/17/97       9.98%     -26.63%     -12.41%      -3.06%    -2.85%
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
MFS Emerging Growth Series*                                      7/24/95       4.43%     -34.36%     -29.85%      -4.03%     4.09%
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
MFS Research Series*                                             7/26/95       5.29%     -25.14%     -17.91%      -3.45%     4.12%
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
MFS Utilities Series*                                             1/3/95       8.96%     -23.36%     -15.02%      -1.25%     8.62%
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
MFS Investors Trust Series                                       10/9/95       5.80%     -21.56%     -13.39%      -3.44%     5.08%
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
MFS Capital Opportunities Series                                 8/14/95       6.60%     -30.29%     -20.27%      -1.23%     4.01%
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
Stein Roe Growth Stock Fund, Variable Series                      1/1/89       4.19%     -30.73%     -23.22%      -4.69%     5.23%
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
Franklin Growth and Income Securities Fund*                      1/24/89       8.51%     -16.32%      -1.06%       0.57%     7.70%
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
Franklin Large Cap Growth Securities Fund*                        5/1/96       7.88%     -23.79%     -11.08%       1.92%     5.90%
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
Templeton Growth Securities Fund*                                3/15/94       5.70%     -19.09%      -7.14%       0.86%     5.76%
------------------------------------------------------------------------------------------------------------------------------------
BOND FUNDS
------------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Government Securities                                   5/05/93       0.17%       8.99%       8.10%      5.83%      5.30%
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
Colonial High Yield Securities Fund, Variable Series**           5/19/98       2.88%      -4.24%      -5.07%       N/A      -3.73%
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
Colonial Strategic Income Fund, Variable Series                   7/5/94       4.51%       7.93%       3.47%      3.39%      6.16%
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
MFS High Income Series                                           7/26/95       3.41%       1.96%      -1.37%      0.15%      3.91%
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
Franklin Strategic Income Securities Fund* **                     7/1/99       5.81%       4.21%       3.97%       N/A       4.07%
------------------------------------------------------------------------------------------------------------------------------------
BALANCED FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Stein Roe Balanced Fund, Variable Series                          1/1/89       5.10%     -12.33%      -8.02%     -0.50%      5.46%
------------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS - 7 DAY CURRENT SEC YIELD (4)
------------------------------------------------------------------------------------------------------------------------------------
Stein Roe Money Market Fund, Variable Series                       -0.37%
------------------------------------------------------------------------------------------------------------------------------------
Franklin Money Market Fund*                                        -0.41%
------------------------------------------------------------------------------------------------------------------------------------
STANDARD & POOR'S ASSET ALLOCATION MODELS(5)
------------------------------------------------------------------------------------------------------------------------------------
Model A - Aggressive Growth                                                    7.34%     -21.89%        N/A        N/A        N/A
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
Model B - Enhanced Growth                                                      6.21%     -16.18%        N/A        N/A        N/A
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
Model C - Growth                                                               5.73%     -15.17%        N/A        N/A        N/A
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
Model D - Moderate Growth                                                      5.92%     -15.50%        N/A        N/A        N/A
-------------------------------------------------------------- ----------- ----------- ----------- ----------- ---------- ----------
Model E - Growth & Income                                                      5.22%     -11.58%        N/A        N/A        N/A
------------------------------------------------------------------------------------------------------------------------------------

 * Total returns reflect that the investment adviser waived all or part of its fee or reimbursed the fund for a portion of its expenses. Otherwise, total returns would have been lower.

** Results for the life of the Sub-Account as these Sub-Accounts do not have ten-year histories.

The intent of this chart is to reflect what the performance of a hypothetical investment in the Sub-Accounts of Spectrum Select Plus would have been, had they been in existence since the commencement of the investment operations of the Sub-Account(s) selected. Spectrum Select Plus has been available for sale since November 1, 1999. The inception date of the LLAC Variable Account used to fund benefits payable under Spectrum Select Plus Contracts is July 10, 1998. The Variable Account is divided into Sub-Accounts, the assets of which are attributable to an investment option available to Contract Owners. THIS INFORMATION IS BASED ON PAST PERFORMANCE AND IS NOT A GUARANTEE OR AN INDICATION OF FUTURE RESULTS.

                                    FOOTNOTES

1. The performance results shown are adjusted to reflect the investment management fees and other expenses of the underlying investment options. Actual results would be significantly lower after deducting applicable Contract expenses including mortality and expense, cost of insurance, administrative and withdrawal charges. A complete description of the Contract charges can be found in the Contract prospectus.

2. Total return is the change in value of a sub-account over a given period, assuming reinvestment of any dividends and capital gains. Average annual return is a hypothetical rate of return that, if achieved annually, would have produced the same results over the stated period if performance during that period was constant. Average annual returns smooth variations in performance, and are not the same as actual year-by-year results.

3. Inception date refers to either the start of investment operations or the beginning calculation date of the Sub-Accounts. The Sub-Account prospectuses are available upon request.

4. Based on the seven-day period ending December 31, 2002. Seven-day current SEC yield is a hypothetical rate of return for an investment in the Contract's money market Sub-Account(s) over the specified seven-day period with dividends annualized. Investment in a money market fund is not insured by the FDIC or any other government agency, and although the fund seeks to preserve the value or your investment at $1.00 per share, it is possible to lose money by investing in the fund.

5. These allocations are designed by Standard & Poor's using the principles of Modern Portfolio Theory. Each represents an appropriate combination of investments for a specific level of risk. These models are specific to this Contract. Similarly named models developed for use with other products may differ. If you decide to use a model, we will automatically allocate your Net Premiums in accordance with the specified percentages. We will also automatically enroll you in our Asset Rebalancing Program and we will periodically rebalance your total Sub-Account Values in accordance with your chosen model. Periodically, S&P will review the models. As a result of those reviews, S&P may decide to change the percentage allocations among the Sub-Accounts. The information presented for the model portfolios assumes an investment in the Sub-Accounts of a particular model for the duration of the reporting period including quarterly Asset Rebalancing.

                                  ILLUSTRATIONS

NARRATIVE INFORMATION. The following tables have been prepared to help show how values under Contracts change with investment experience. The tables illustrate how Account Values, Surrender Values, and Death Benefits under a Contract issued on an Insured of a given age would vary over time if the hypothetical gross investment rates of return on the Portfolios' assets were a uniform, gross, after tax, annual rate of 0%, 6%, and 12%. If the hypothetical gross investment rate of return averages 0%, 6%, or 12%, but fluctuates over or under those averages throughout the years, the Account Values, Surrender Values and Death Benefits may be different.

The illustrations assume annual payment of Planned Premiums in the amount shown in the table, which equals twelve times the Lifetime Guaranteed Coverage Monthly Premium. Payment of this level of Premium each month would guarantee Death Benefit coverage for the Insured's lifetime, regardless of investment performance, assuming no loans or withdrawals are taken.

The amounts shown for the Account Value, Surrender Value and Death Benefit as of each Contract Anniversary reflect the fact that the net investment return on the assets held in the Sub-Accounts is lower than the gross after-tax return on the Portfolios, as a result of expenses paid by the Portfolios and charges levied against the Sub-Accounts. The values shown reflect a daily charge to the Sub-Accounts of 0.60% of average daily net assets to compensate Liberty Life for its expenses incurred and for assuming mortality and expense risks under the Contracts. The illustrations also reflect the deduction of the Premium Expense charge from each Premium payment. The current Premium Expense Charge is 5.5% of each Premium up to twelve times the Lifetime Guaranteed Coverage Monthly Premium and 3.5% of any Premium in excess of that amount. We guarantee that the Premium Expense Charge will not exceed 5.5% of each Premium.

In addition, the net investment returns also reflect the deduction of the Portfolio investment advisory fees and other Portfolio expenses at an annual effective rate of [----]%, which is the arithmetic average of the actual and estimated fees and expenses for all of the Portfolios, without any expense reimbursements or fee waivers. If current expense reimbursements and fee waivers were included, the annual effective rate would have been [----]%. Liberty Life anticipates that expense reimbursement and fee waiver arrangements currently in effect will continue past the current year. If there should be an increase or decrease in the expense reimbursements and fee waivers of a Portfolio that has such arrangements, that change will be reflected in the net asset value of the corresponding Portfolio.

The tables also reflect applicable charges including monthly cost of insurance charges and a Contract fee of $9.00 per month for Contracts with Face Amounts of less than $100,000 and $6.00 per month for Contracts with higher Face Amounts. For each hypothetical gross investment rate of return, tables are provided reflecting current and guaranteed cost of insurance charges and Premium Expense Charges. After deduction of these amounts (other than the cost of insurance charges, Contract fees and Premium Expense Charges), hypothetical gross average investment rates of return of 0%, 6% and 12% correspond to approximate net annual investment rates of [ -----]%, [----]%, and [-----]%, respectively, on both a current and guaranteed basis. Cost of insurance rates vary by issue age (or attained age in the case of increases in Face Amount), sex, rating class and Contract Year and, therefore, cost of insurance charges are not reflected in the approximate net annual investment rate of return stated above.

The tables reflect the fact that no charges for federal, state or other income taxes are currently made against the Variable Account. If such a charge is made in the future, a higher gross rate of return than illustrated will be needed to produce the net after-tax returns shown in the tables.

The tables illustrate the Account Values, Surrender Values, and Death Benefits that would result based upon the hypothetical investment rates of return if all Premiums are paid as indicated, if all Net Premiums are allocated to the Variable Account, and if no Contract loans are taken. The tables also assume that you have not requested an increase or decrease in Face Amount and no partial withdrawals or transfers have been made.

The Contract offers two Death Benefit Options. Under Option 1, the Death Benefit will be the greater of the Face Amount or a percentage of the Account Value. Under Option 2, the Death Benefit will be the greater of the Face Amount plus the Account Value or a percentage of the Account Value. We subtract any outstanding Contract debt and due and unpaid charges before we pay a Death Benefit. The Death Benefit in the illustration is determined under Option 1.

Values are shown for Contracts which are issued to preferred non-tobacco class Insureds. Values for Contracts issued on a basis involving a higher mortality risk would result in lower Account Values, Surrender Values and Death Benefits than those illustrated. Females generally have a more favorable guaranteed cost of insurance rate structure than males.

In most states, the Contract includes three coverage guarantees: Minimum Guaranteed Coverage, Limited Guaranteed Coverage, and Lifetime Guaranteed Coverage. While any coverage guarantee is in effect, and you have no outstanding Indebtedness, your Contract will not lapse if the Surrender Value is insufficient to pay the Monthly Deduction. Provided sufficient Premium is paid, in most states Lifetime Guaranteed Coverage will be in effect until the later of the Insured's age 75 or 15 years after the Contract Date, and Minimum Guaranteed Coverage will be in effect for the first three Contract Years. In Maryland, Massachusetts, New Jersey, and Texas, Lifetime Guaranteed Coverage is not available and Limited Guaranteed Coverage ends after five Contract Years. If you do not pay sufficient Premium, one or more coverage guarantees will terminate. If Limited or Lifetime Guaranteed Coverage terminates for this reason, you will be given a fixed time of at least one year to pay sufficient additional Premium to restore the guarantee. Even if all of the coverage guarantees terminate, however, your Contract will not lapse provided that the Surrender Value is sufficient to pay the Monthly Deductions as they come due. Your Contract will state a monthly Premium amount for each coverage guarantee. For a guarantee to remain in effect your total Premiums (less any partial withdrawal) must at least equal the relevant monthly Premium amount, times the number of months since the Contract Date, minus the relevant monthly Premium amounts for the most recent three months. However, if Lifetime Guaranteed Coverage is in effect when the Insured reaches age 100, we will not require payment of additional Premium and the Death Benefit will equal the greater of the Face Amount or 101% of the Account Value.

If the Surrender Value in an illustration is zero, any Death Benefit shown is the Guaranteed Death Benefit. If a Contract loan is outstanding in this situation, the Contract may lapse in accordance with the Grace Period provisions. The Contract also might lapse in this situation if you previously had partial withdrawals and your total Premium payments, minus the amounts withdrawn, were insufficient to keep the Guaranteed Death Benefit in effect.

The benefit agreements described in the prospectus are available to add optional insurance benefits to your Contract. The charges for benefit agreements are deducted from your Account Value as part of the Monthly Deduction. The attached illustrations do not include any optional insurance benefits.

Upon request, Liberty Life will furnish a comparable illustration based on the proposed Insured's age, sex, underwriting classification, proposed Planned Premium, and any available agreements requested. Please contact your representative, call us at 1-800-451-7065 Ext. 36327 or write to our Service Center to request an illustration.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                           MALE PREFERRED NON-TOBACCO
                        $1,088.28 ANNUAL PLANNED PREMIUM
                                  ISSUE AGE 30
                              $100,000 FACE AMOUNT
                             DEATH BENEFIT OPTION 1

                       VALUES - CURRENT COST OF INSURANCE

                      0% HYPOTHETICAL                   6% HYPOTHETICAL                   12% HYPOTHETICAL
                  GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                  -----------------------           -----------------------            -----------------------

   CONTRACT    ACCOUNT   SURRENDER     DEATH     ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
     YEAR       VALUE      VALUE      BENEFIT     VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
     ----       -----      -----      -------     -----       -----     -------     -----       -----     -------
       1
       2     TO BE FILED
       3
       4
       5
       6
       7
       8
       9
      10
      11
      12
      13
      14
      15
      16
      17
      18
      19
      20
      25
      30
      35
      40
      45
      50
      55
      60
      65
      70

    Assumptions:

    (1) Assumes the Planned Premium shown is paid at the beginning of each Contract Year.

    (2)  Assumes no Contract loans have been made.

    (3) Values reflect guaranteed cost of insurance charges and premium expense charges.

    (4) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

    (5) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

    (6) Where the Surrender Value is zero, the Death Benefit is the guaranteed Death Benefit. If past Premiums paid are insufficient to keep the guaranteed Death Benefit in effect or Indebtedness is outstanding, a zero Surrender Value would indicate Contract lapse in the absence of additional Premium payment. If you take a partial withdrawal, the amount of the withdrawal is added to the minimum total Premium payments necessary to keep the guaranteed Death Benefit in effect.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                           MALE PREFERRED NON-TOBACCO
                        $1,088.28 ANNUAL PLANNED PREMIUM
                                  ISSUE AGE 30
                              $100,000 FACE AMOUNT
                             DEATH BENEFIT OPTION 1

                      VALUES - GUARANTEED COST OF INSURANCE

                      0% HYPOTHETICAL                   6% HYPOTHETICAL                   12% HYPOTHETICAL
                  GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                  -----------------------           -----------------------            -----------------------

   CONTRACT    ACCOUNT   SURRENDER     DEATH     ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
     YEAR       VALUE      VALUE      BENEFIT     VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
     ----       -----      -----      -------     -----       -----     -------     -----       -----     -------
       1
       2     TO BE FILED
       3
       4
       5
       6
       7
       8
       9
      10
      11
      12
      13
      14
      15
      16
      17
      18
      19
      20
      25
      30
      35
      40
      45
      50
      55
      60
      65
      70

    Assumptions:

    (1) Assumes the Planned Premium shown is paid at the beginning of each Contract Year.

    (2)  Assumes no Contract loans have been made.

    (3) Values reflect guaranteed cost of insurance charges and premium expense charges.

    (4) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

    (5) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

    (6) Where the Surrender Value is zero, the Death Benefit is the guaranteed Death Benefit. If past Premiums paid are insufficient to keep the guaranteed Death Benefit in effect or Indebtedness is outstanding, a zero Surrender Value would indicate Contract lapse in the absence of additional Premium payment. If you take a partial withdrawal, the amount of the withdrawal is added to the minimum total Premium payments necessary to keep the guaranteed Death Benefit in effect.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                           MALE PREFERRED NON-TOBACCO
                        $5,049.16 ANNUAL PLANNED PREMIUM
                                  ISSUE AGE 45
                              $250,000 FACE AMOUNT
                             DEATH BENEFIT OPTION 1

                       VALUES - CURRENT COST OF INSURANCE

                      0% HYPOTHETICAL                   6% HYPOTHETICAL                   12% HYPOTHETICAL
                  GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                  -----------------------           -----------------------            -----------------------

   CONTRACT    ACCOUNT   SURRENDER     DEATH     ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
     YEAR       VALUE      VALUE      BENEFIT     VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
     ----       -----      -----      -------     -----       -----     -------     -----       -----     -------
       1
       2     TO BE FILED
       3
       4
       5
       6
       7
       8
       9
      10
      11
      12
      13
      14
      15
      16
      17
      18
      19
      20
      25
      30
      35
      40
      45
      50
      55

    Assumptions:

    (1) Assumes the Planned Premium shown is paid at the beginning of each Contract Year.

    (2)  Assumes no Contract loans have been made.

    (3) Values reflect guaranteed cost of insurance charges and premium expense charges.

    (4) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

    (5) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

    (6) Where the Surrender Value is zero, the Death Benefit is the guaranteed Death Benefit. If past Premiums paid are insufficient to keep the guaranteed Death Benefit in effect or Indebtedness is outstanding, a zero Surrender Value would indicate Contract lapse in the absence of additional Premium payment. If you take a partial withdrawal, the amount of the withdrawal is added to the minimum total Premium payments necessary to keep the guaranteed Death Benefit in effect.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                    LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

                FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE CONTRACT
                           MALE PREFERRED NON-TOBACCO
                        $5,049.16 ANNUAL PLANNED PREMIUM
                                  ISSUE AGE 45
                              $250,000 FACE AMOUNT
                             DEATH BENEFIT OPTION 1

                      VALUES - GUARANTEED COST OF INSURANCE

                      0% HYPOTHETICAL                   6% HYPOTHETICAL                   12% HYPOTHETICAL
                  GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                  -----------------------           -----------------------            -----------------------

   CONTRACT    ACCOUNT   SURRENDER     DEATH     ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
     YEAR       VALUE      VALUE      BENEFIT     VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
     ----       -----      -----      -------     -----       -----     -------     -----       -----     -------
       1
       2     TO BE FILED
       3
       4
       5
       6
       7
       8
       9
      10
      11
      12
      13
      14
      15
      16
      17
      18
      19
      20
      25
      30
      35
      40
      45
      50
      55

    Assumptions:

    (1) Assumes the Planned Premium shown is paid at the beginning of each Contract Year.

    (2)  Assumes no Contract loans have been made.

    (3) Values reflect guaranteed cost of insurance charges and premium expense charges.

    (4) Net investment returns are calculated as the hypothetical gross investment return less all charges and deductions.

    (5) The Death Benefit reflects current Tax Code requirements based on the guideline premium/cash value corridor test.

    (6) Where the Surrender Value is zero, the Death Benefit is the guaranteed Death Benefit. If past Premiums paid are insufficient to keep the guaranteed Death Benefit in effect or Indebtedness is outstanding, a zero Surrender Value would indicate Contract lapse in the absence of additional Premium payment. If you take a partial withdrawal, the amount of the withdrawal is added to the minimum total Premium payments necessary to keep the guaranteed Death Benefit in effect.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND ACTUAL EXPENSES. THE DEATH BENEFIT, ACCOUNT VALUE AND SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6% AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY LIBERTY LIFE ASSURANCE COMPANY OF BOSTON THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                     EXPERTS

The consolidated financial statements of Liberty Life Assurance Company of Boston at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of LLAC Variable Account at December 31, 2002 and for each of the periods indicated therein, included in this SAI and registration statement have been audited by Ernst & Young LLP, 200 Clarendon St., Boston, MA 02116, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance on such reports given on the authority of such firm as experts in accounting and auditing.

Actuarial matters included in the prospectus, this SAI and the registration statement of which they are parts, including the hypothetical Contract illustrations, have been examined by Christopher R. Poirier, FSA, MAAA, Assistant Actuary of the Company, and are included in reliance upon his opinion as to their reasonableness.

                              FINANCIAL STATEMENTS

LLAC VARIABLE ACCOUNT

Report of Independent Auditors
Statement of Assets and Liabilities as of December 31, 2002 Statement of Operations for the year ended December 31, 2002
Statement of Changes in Net Assets for the years ended December 31, 2002 and 2001 Notes to Financial Statements

LIBERTY LIFE ASSURANCE COMPANY OF BOSTON

Report of Independent Auditors
Consolidated Balance Sheets as of December 31, 2002 and 2001
Consolidated Statements of Operations for the years ended December 31, 2002, 2001 and 2000 Consolidated Statements of Changes in Stockholders' Equity as of December 31, 2002, 2001 and 2000 Consolidated Statements of Cash Flows for the years ended December 31, 2002, 2001 and 2000 Notes to Financial Statements

The financial statements of Liberty Life included herein should be considered only as bearing on the ability of Liberty Life to meet its obligations under the Contracts.

                                     PART C

                                OTHER INFORMATION

ITEM 27 -- EXHIBITS

1.   Board of Directors Resolutions.

     (a) Resolution of the Board of Directors of Liberty Life Assurance Company of Boston authorizing establishment of LLAC Variable Account (3).

2.   Custodian Agreements. Not applicable.

3.   Underwriting Contracts.

     (a) Distribution Agreement (6)
     (b) Form of Broker-Dealer and General Agent Sales Agreement (9)
     (c) Schedule of Sales Commission (5)

4.   Contracts.

     (a) Specimen Contract (7)

     (b) Specimen Disability Waiver of Monthly Deduction Benefit Agreement (4)

     (c) Specimen Children's Protection Benefit Agreement (4)

     (d) Specimen Disability Waiver of Specified Monthly Premium Benefit Agreement (4)

     (e) Specimen Primary Insured Term Insurance Benefit Agreement (4)

     (f) Specimen Additional Insured Term Insurance Benefit Agreement (4)

     (g) Specimen Accidental Death and Dismemberment Benefit Agreement (4)

     (h) Specimen Accelerated Death Benefit Agreement (7)

5.   Applications.

     (a) Specimen Application (3)
     (b) Specimen Variable Life Insurance Supplemental Application (6)

6.   Depositor's Certificate of Incorporation and By-Laws.

     (a) Articles of Incorporation of Liberty Life Assurance Company of Boston, as amended (1)

     (b) By-Laws of Liberty Life Assurance Company of Boston (2)

7.   Reinsurance Contracts.

     (a) Automatic Self Administered YRT Reinsurance Agreement between Liberty Life Assurance Company of Boston and Swiss Re Life and Health America Inc. (filed herewith)
     (b) Automatic Yearly Renewable Term Reinsurance Agreement between Liberty Life Assurance Company of Boston and General & Cologne Life RE of America (filed herewith)
     (c) Automatic and Facultative Yearly Renewable Term Reinsurance Agreement between Liberty Life Assurance Company of Boston and Security Life of Denver Insurance Company (filed herewith)

8.   Participation Agreements.

     (a)(1) Participation Agreement By and Among AIM Variable Insurance Funds, Inc., AIM Distributors Inc., Liberty Life Assurance Company of Boston, on behalf of itself and its Separate Accounts, and Liberty Life Distributors, LLC (6)

     (a)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and AIM Advisers, Inc. (6)

     (a)(3) Amendment No. 1 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., AIM Distributors Inc., Liberty Life Assurance Company of Boston, on behalf of itself and its Separate Accounts, and Liberty Life Distributors, LLC (8)

     (b)(1) Participation Agreement Among Liberty Life Assurance Company of Boston, Liberty Variable Investment Trust, Liberty Advisory Services Corp. and Liberty Funds Distributor, Inc. (6)

     (b)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and Liberty Advisory Services Corp. (6)

     (b)(3) Amendment 1 to Participation Agreement Among Liberty Life Assurance Company of Boston, Liberty Variable Investment Trust, Liberty Advisory Services Corp. and Liberty Funds Distributor, Inc. (6)

     (c)(1) Fund Participation Agreement between Liberty Life Assurance Company of Boston and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., and Dreyfus Life and Annuity Index Fund, Inc. (d/b/a/Dreyfus Stock Index Fund) (6)

     (c)(2) Administrative Services Agreement between The Dreyfus Corporation and Liberty Life Assurance Company of Boston (6)

     (c)(3) Amendment to Fund Participation Agreement between Liberty Life Assurance Company of Boston and each of Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc. Dreyfus Life and Annuity Index Fund, Inc. (d/b/a Dreyfus Stock Index Fund) and Dreyfus Investment Portfolios (8)

     (c)(4) Amendment to Administrative Services Agreement between The Dreyfus Corporation and Liberty Life Assurance Company of Boston (8)

     (d)(1) Participation Agreement Among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company (6)

     (d)(2) Administrative Services Agreement between Massachusetts Financial Services Company and Liberty Life Assurance Company of Boston (6)

     (d)(3) Amendment to Participation Agreement Among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company (6)

     (d)(4) Amendment 2 to Participation Agreement Among MFS Variable Insurance Trust, Liberty Life Assurance Company of Boston, and Massachusetts Financial Services Company (8)

     (e)(1) Participation Agreement Among Liberty Life Assurance Company of Boston, Stein Roe Variable Investment Trust, Stein Roe & Farnham, Incorporated and Keyport Financial Services Corp. (6)

     (e)(2) Administrative Services Agreement between Liberty Life Assurance Company of Boston and Stein Roe & Farnham, Inc. (6)

     (e)(3) Amendment 1 to Participation Agreement Among Liberty Life Assurance Company of Boston, Stein Roe Variable Investment Trust, Stein Roe & Farnham, Incorporated and Keyport Financial Services Corp. (6)

     (f)(1) Participation Agreement Among Liberty Life Assurance Company of Boston, and Franklin Templeton Variable Insurance Products Trust (8)

9.   Administrative Contracts.

     (a) Premium Remittance Processing Services Agreement between Liberty Life Assurance Company of Boston and Liberty Mutual Insurance Company (filed herewith)

10.  Other Material Contracts. Not applicable.

11.  Legal Opinion.

     (a) Opinion of William J. O'Connell, Esquire (7)

12.  Actuarial Opinion. (to be filed by post-effective amendment)

13.  Calculation. (to be filed by post-effective amendment)

14.  Other Opinions.

     (a) Consent of Independent Auditors (to be filed by post-effective amendment)

15.  Omitted Financial Statements. Not applicable.

16.  Initial Capital Agreements. Not applicable.

17.  Redeemability Exemption.

     (a) Procedures memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) (filed herewith)

18.  Powers of Attorney.

     (a) Power of Attorney for Edmund F. Kelly, John B. Conners, A. Alexander Fontanes, Christopher C. Mansfield, Jean M. Scarrow and John A.Tymochko (9)

     (b) Power of Attorney of Juliana M. Coyle, Treasurer (filed herewith)

----------

               (1) Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement of Variable Account J of Liberty Life Assurance Company of Boston (File No. 333-29811; 811-08269), filed on July 17, 1997.

               (2) Incorporated by reference to Registration Statement of Variable Account J of Liberty Life Assurance Company of Boston (File No. 333-29811; 811-08269), filed on June 23, 1997.

               (3) Incorporated by reference to Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed October 21, 1998.

               (4) Incorporated by reference to Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-76931), filed
               April 23, 1999.

               (5) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-76931), filed August 27, 1999.

               (6) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed April 28, 2000.

               (7) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-76931), filed April 28, 2000.

               (8) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed Apri1 11, 2001.

               (9) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement of LLAC Variable Account on Form S-6 (File No. 333-65957), filed April 18, 2002.

ITEM 28 -- DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL BUSINESS ADDRESS      POSITION AND OFFICES WITH DEPOSITOR
Edmund F. Kelly                          Director, President & Chief Executive Officer

John A. Tymochko                         Director & Chief Operating Officer-Individual

Jean M. Scarrow                          Director & Chief Operating Officer-Group

A. Alexander Fontanes                    Director & Vice President

John B. Conners                          Director

J. Paul Condrin, III                     Director & Vice President

Christopher C. Mansfield                 Director

Gary J. Ostrow                           Vice President & Director of Corporate Taxation

Dexter R. Legg                           Secretary

Juliana M. Coyle                         Treasurer

Ronald D. Ulich                          Assistant Treasurer

James W. Jakobek                         Assistant Treasurer

William J. O'Connell                     Assistant Secretary

Diane S. Bainton                         Assistant Secretary

James R. Pugh                            Assistant Secretary

The principal business address of each of the foregoing officers and directors is 175 Berkeley Street, Boston, Massachusetts 02117.

ITEM 29 - PERSON CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

                                                                                       PERCENT OF OWNERSHIP         US STATE OR
                                                                           PARENT      BY IMMEDIATE                 COUNTRY OF
ACRONYM         LEGAL ENTITY NAME       ADDRESS                            CO          INSURANCE PARENT UNDERTAKING DOMICILE
-------------- ------------------------ ---------------------------------- ----------- ---------------------------  -------------
OTAR           611458 Ontario Ltd       3500 Steeles Avenue East,          LMIC        100%                         Canada
                                        Markham, Ontario L3R 0X4 Canada

AAAAG          A.A. Anthony Assurance   2201 North Front Street,           MNB         100%                         PA
               Group                    Harrisburg, PA 17110

AISC           Access Insurance         One Liberty Centre, Portland, OR   LNW         100%                         Oregon
               Services Co.             97232

ALMS           ALM Services, Inc.       175 Berkeley Street, Boston, MA    LMIC        100%                         MA
                                        02117

AMBCO          AMBCO Capital Company    1100 Arlington Heights Road,       AACC        100%                         IL
                                        Itaska, IL 60143

AFIC           America First            62 Maple Avenue, Keene, NH 03431   LIH         100%                         NH
               Insurance Company

AACC           American Ambassador      1100 Arlington Heights Road,       LIH         100%                         IL
               Casualty Company         Itaska, IL 60143

ARELP          Atlantic Real Estate     175 Berkeley Street, Boston, MA    LMEC        99%                          DE
               L.P.                     02117

AACA           Atlas Assurance          62 Maple Avenue, Keene, NH 03431   LIH         100%                         NY
               Company of America

BHCA           Berkeley Holding         175 Berkeley Street, Boston, MA    ARELP       100%                         MA
               Company Associates,      02117
               Inc.

BMC            Berkeley Management      175 Berkeley Street, Boston, MA    LMIC        100%                         TX
               Corporation              02117

BCIC           Bridgefield Casualty     2310 A-Z Park Road, Lakeland, FL   BEIC        100%                         FL
               Insurance Company        33801

BEIC           Bridgefield Employers    2310 A-Z Park Road, Lakeland, FL   SHS         100%                         FL
               Insurance Company        33801

BDLLC          Brooke Drilling, LLC     175 Berkeley Street, Boston, MA    LEHLLC      100%                         DE
                                        02117

CES            C.E. Schools, Inc.       2310 A-Z Park Road, Lakeland, FL   TRI         100%                         FL
                                        33801

CAIAZ          Capitol Agency, Inc.     62 Maple Avenue, Keene, NH 03431   LUSA        100%                         AZ
               (Arizona Corporation)

CAIOH          Capitol Agency, Inc.     62 Maple Avenue, Keene, NH 03431   LUSA        100%                         OH
               (Ohio Corporation)

CAITN          Capitol Agency, Inc.     62 Maple Avenue, Keene, NH 03431   LUSA        100%                         TN
               (Tennessee Corporation)

CDMI           Cascade Disability       4601 North East 77th Avenue,       LMMC        100%                         WA
               Management, Inc.         Vancouver, WA 98662

CIVT           CI Investments Ltd.      15/F., OTB Building, 160           CITYI       100%                         Hong Kong
                                        Gloucester Road, Wanchai, Hong
                                        Kong

CCIC           Colorado Casualty        6950 South Potomac Street,         LMIC        100%                         CO
               Insurance Company        Englewood, CO 80112

CICF           Commercial Insurance     2310 A-Z Park Road, Lakeland, FL   SCI         100%                         FL
               of Central Florida,      33801
               Inc.

CAISCA         Companies Agency         2000 Westwood Drive, Wausau, WI    WSC         100%                         CA
               Insurance Services of    54401
               California

CAAL           Companies Agency of      2000 Westwood Drive, Wausau, WI    WSC         100%                         AL
               Alabama, Inc.            54401

CAGA           Companies Agency of      2000 Westwood Drive, Wausau, WI    WSC         100%                         GA
               Georgia, Inc.            54401

CAID           Companies Agency of      2000 Westwood Drive, Wausau, WI    WSC         100%                         ID
               Idaho, Inc.              54401

CAKY           Companies Agency of      2000 Westwood Drive, Wausau, WI    WSC         100%                         KY
               Kentucky, Inc.           54401

CAMA           Companies Agency of      2000 Westwood Drive, Wausau, WI    WSC         100%                         MA
               Massachusetts, Inc.      54401

CAMI           Companies Agency of      2000 Westwood Drive, Wausau, WI    WSC         100%                         MI
               Michigan, Inc.           54401

CANY           Companies Agency of      2000 Westwood Drive, Wausau, WI    WSC         100%                         NY
               New York, Inc.           54401

CAPA           Companies Agency of      2000 Westwood Drive, Wausau, WI    WSC         100%                         PA
               Pennsylvania, Inc.       54401

CAPX           Companies Agency of      2000 Westwood Drive, Wausau, WI    WSC         100%                         AZ
               Phoenix, Inc.            54401

CATX           Companies Agency of      2000 Westwood Drive, Wausau, WI    WSC                                      TX
               Texas, Inc.              54401

CAI            Companies Agency, Inc.   2000 Westwood Drive, Wausau, WI    WSC         100%                         WI
                                        54401

CAATX          Companies Annuity        2000 Westwood Drive, Wausau, WI    WSC                                      TX
               Agency of Texas, Inc.    54401

CIC            Consolidated Insurance   62 Maple Avenue, Keene, NH 03431   LIH         100%                         IN
               Company

CVC*           Copley Venture Capital   175 Berkeley Street, Boston, MA    LPCHI       100%                         MA
                                        02117

CSC            Countrywide Services     2000 Westwood Drive, Wausau, WI    WSC         100%                         DE
               Corporation              54401

CRED           Crediprimas              Calle 71 A #6-30 Piso 3, Bogota,   LICOL       71.06%                       Colombia
                                        D.C. Republica de Colombia
                                                                           LLIB        27.48%



D S I          Diversified              62 Maple Avenue, Keene, NH 03431   LICP&C      100%                         NH
               Settlements, Inc.

EIOW           Employers Insurance      2000 Westwood Drive, Wausau, WI    LMGI        100%                         WI
               Company of Wausau        54401

ESGA           Employers Safety Group   2310 A-Z Park Road, Lakeland, FL   BEIC        100%                         FL
               Association, Inc.        33801

EIC            Excelsior Insurance      62 Maple Avenue, Keene, NH 03431   LIH         100%                         NH
               Company

FSAI           First State Agency,      62 Maple Avenue, Keene, NH 03431   LUSA        100%                         KY
               Inc.

FLSAI          Florida State Agency,    62 Maple Avenue, Keene, NH 03431   LUSA        100%                         FL
               Inc.

GLOBE          Globe American           350 East 96th Street,              LIH         100%                         OH
               Casualty Company         Indianapolis, IN 46240

GEIC           Golden Eagle Insurance   525 B Street, San Diego, CA 92101  LMIC        100%                         CA
               Corp.

GSAIFI*        Gulf State AIF, Inc.     5910 North Central Expressway,     LICP&C      100%                         TX
                                        Dallas, TX 75206

HC             Harewood Corporation     17810 Meeting House Road, Sandy    MMIC        100%                         MD
                                        Spring, MD 20860

HWIC*          Hawkeye-Security         N14 W24200 Tower Place,            AACA        100%                         WI
               Insurance Company        Pewaukee, WI 53072

HIAIL          Helmsman Insurance       175 Berkeley Street, Boston, MA    HIA         100%                         IL
               Agency of Illinois,      02117
               Inc.

HIATX          Helmsman Insurance       175 Berkeley Street, Boston, MA    HIA         100%                         TX
               Agency of Texas, Inc.    02117

HIA            Helmsman Insurance       175 Berkeley Street, Boston, MA    LMIC        90%                          MA
               Agency, Inc.             02117
                                                                           FIRE        10%

HMSI           Helmsman Management      175 Berkeley Street, Boston, MA    LMIC        90%                          MA
               Services, Inc.           02117
                                                                           FIRE        10%

HSHF           Heritage-Summit          2310 A-Z Park Road, Lakeland, FL   SHH         100%                         FL
               Healthcare of Florida,   33801
               Inc.

HYIALLC*       High Yield Investment    175 Berkeley Street, Boston, MA    AFIC        3.125%                       DE
               Advisors, LLC            02117
                                                                           AACC        3.125%

                                                                           AACA        3.125%

                                                                           BCIC        3.125%

                                                                           BEIC        3.125%

                                                                           CCIC        3.125%

                                                                           CIC         3.125%

                                                                           EIOW        3.125%

                                                                           EIC         3.125%

                                                                           GLOBE       3.125%

                                                                           GEIC        3.125%

                                                                           IIC         3.125%

                                                                           LICA        3.125%

                                                                           LIUI        3.125%

                                                                           LLAC        3.125%

                                                                           LNW         3.125%

                                                                           CUMIS       3.125%

                                                                           LSIC        3.125%

                                                                           LM          3.125%

                                                                           MNB         3.125%

                                                                           MAFCC       3.125%

                                                                           MWIC        3.125%

                                                                           MIDC        3.125%

                                                                           MMIC        3.125%

                                                                           PIC         3.125%

                                                                           SDIC        3.125%

                                                                           FIRST       3.125%

                                                                           NIC         3.125%

                                                                           TIC         3.125%

                                                                           WBIC        3.125%

                                                                           WGIC        3.125%

                                                                           WUIC        3.125%

IIC            Indiana Insurance        62 Maple Avenue, Keene, NH 03431   LIH         100%                          IN
               Company

ISG            Inversora Segucar C.A.   Avenida Francisco de Miranda,      CAVSC       99.99%                       Venezuela
                                        Torre Seguros Venezuela, Nivel
                                        C-1, Centro Commercial El
                                        Parque, Los Palas Grandes,
                                        Caracas, Venezuela.

ICCC           Inversosa Centro         Avenida Francisco de Miranda,      CAVSC       100%                         Venezuela
               Commercial C.A.          Torre Seguros Venezuela, Nivel
                                        C-1, Centro Commercial El
                                        Parque, Los Palas Grandes,
                                        Caracas, Venezuela

KHLLC          Kellen Holdings, LLC     175 Berkeley Street, Boston, MA    LEHLLC      100%                         DE
                                        02117

KTCL           Kritiya Tun Company,     87/1 Capitol Tower, All Seasons    LIHKL       49%                          Thailand
               Ltd                      Place, 18th Floor, Wireless
                                        Road, Khwaeng Lumpini, Khet
                                        Pathumwan, Bangkok, Thailand

LLIB           La Libertad              Calle 71 A #6-30 Piso 3, Bogota,   LSEG        85.11%                       Colombia
                                        D.C. Republica de Colombia
                                                                           VIDA        14.84%



LEHLLC*        LEH China                175 Berkeley Street, Boston, MA    LEHLLC      100%                         DE
                                        02117

LEXCO          Lexco Limited            73 Front Street, Hamilton HM11,    LMT         100%                         Bermuda
                                        Bermuda

LICOL          LI (Colombia) Holdings   Cedar House, 41 Cedar Avenue,      LATIN       100%                         Bermuda
               Limited                  Hamilton HM12, Bermuda

ART            Liberty ART              Av. Presidente Roque Saenz Pena    LATIN       99.90%                       Argentina
                                        636, 8th Floor, City of Buenos
                                        Aires Argentina

LAC*           Liberty Assignment       175 Berkeley Street, Boston, MA    LLAC        100%                         DE
               Corporation              02117

LCHL           Liberty Canada           181 Bay Street, Suite 1000         LIHI        100%                         Canada
               Holdings Ltd.            Toronto, Ontario M5J 2T7

CITYH          Liberty Citystate        51 Club Street #03-00, Liberty     LIAPHI      100%                         Singapore
               Holdings PTE Ltd.        House, Singapore 069428

CITYI          Liberty Insurance PTE    51 Club Street #03-00, Liberty     CITYH       100%                         Singapore
               Ltd.                     House, Singapore 069428

LCCL           Liberty Corporate        4th Floor, 1 Minister Court,       LEHL        100%                         UK
               Capital Ltd              Mincing Lane, London, EC3R 7YE

LEC            Liberty Energy           175 Berkeley Street, Boston, MA    LMIC        100%                         MA
               Corporation              02117

LEGC           Liberty Energy Gulf      175 Berkeley Street, Boston, MA    LEC         100%                         MA
               Corporation              02117

LEHLLC         Liberty Energy           175 Berkeley Street, Boston, MA    LMIC        100%                         DE
               Holdings, LLC            02117

LEHL           Liberty Europe           4th Floor, 1 Minister Court,       LIHI        100%                         UK
               (Holdings) Ltd           Mincing Lane, London, EC3R 7YE

LFSI*          Liberty Financial        175 Berkeley Street, Boston, MA    LMEC        100%                         MA
               Services, Inc            02117

LHGI           Liberty Hospitality      175 Berkeley Street, Boston, MA    LMEC        100%                         DE
               Group, Inc.              02117

LIT            Liberty Information      9-21 Adelaide Street, Belfast,     LMIC        100%                         UK (N.
               Technology, Ltd          Northern Ireland BT1 2DJ                                                    Ireland)

LICSYR         Liberty Insurance        Registro Mercantil de Vizacaya,    LIHI        99.93%                       Spain
               Compania de Seguros y    Tomo 302, Libro 72, Section 3a
               Reaseguros, S.A.         Sociedades, Folio 110 Hoja 992

LICA           Liberty Insurance        175 Berkeley Street, Boston, MA    LMIC        100%                         IL
               Company of America       02117

LICC           Liberty Insurance        675 Cochrane Drive, Unionville,    LMIC        100%                         Canada
               Company of Canada        Ontario l3R 0S7, Canada

LIC            Liberty Insurance        175 Berkeley Street, Boston, MA    LPCHI       100%                         VT
               Corporation              02117

LIGCSR         Liberty Insurance        Calle Obenque Numero 2, Madrid     LMIC        100%                         Spain
               Group Compania de        28042, Spain
               Seguros y Reaseguros,
               S.A.

LIH            Liberty Insurance        175 Berkeley Street, Boston, MA    LMIC        100%                         DE
               Holdings, Inc.           02117

LIUI           Liberty Insurance        61 Broadway, New York, NY          LMIC        100%                         NY
               Underwriters Inc.

LIHKL          Liberty International    Suite 2616, 26th Floor, One        LIAPHI      99.90%                       Hong Kong
               (HK) Limited             International Finance Centre, 1
                                        Harbour View Street, Central,
                                        Hong Kong

LISHLLC        Liberty International    175 Berkeley Street, Boston, MA    LIHI        100%                         Delaware
               (Spain) Holdings, LLC    02117

ABERD          Liberty International    175 Berkeley Street, Boston, MA    LIHI        100%                         DE
               Aberdeen, Inc.           02117

LIAPHI         Liberty International    175 Berkeley Street, Boston, MA    LIHI        100%                         DE
               Asia Pacific Holdings,   02117
               Inc.

LTDA           Liberty International    Rua Dr. Geraldo Campos Moreira,    LATIN       99%                          Brazil
               Brasil, Ltda.            No. 110, 12th Floor, City of Sao
                                        Paulo, State of Sao Paulo, Brazil

LIHI           Liberty International    175 Berkeley Street, Boston, MA    LMT         100%                         DE
               Holdings Inc.            02117

LIISL          Liberty International    Calle Obenque, 2, Madrid, Spain    LISHLLC     100%                         Spain
               Iberia, S.L. (newly      28042
               formed entity)

LIISLSCS       Liberty International    Calle Obenque, 2, Madrid, Spain    LISHLLC     99%                          Spain
               Iberia, S.L. , S.C.S.    28042
               (newly formed entity)                                       LI          1%


LIIC           Liberty International    2 Harbourmaster Place, Custom      LIIHL       100%                         Ireland
               Insurance Company Ltd.   House Dock, Dublin 1

LIILHK         Liberty International    15/F., OTB Building, 160           CITYH       32%                          Hong Kong
               Insurance Ltd.           Gloucester Road, Wanchai, Hong
                                        Kong                               CIVT        68%



LIIHL          Liberty International    2 Harbourmaster Place,             LIHI        100%                         Ireland
               Ireland Holdings Ltd.    International Financial Services
                                        Centre, Dublin 1

LATIN          Liberty International    175 Berkeley Street, Boston, MA    LIHI        100%                         DE
               Latin America            02117
               Holdings, LLC

LIMB           Liberty International    73 Front Street, Hamilton HM11,    LMT         80%                          Bermuda
               Management (Bermuda)        Bermuda
               Ltd.

LIUS           Liberty International    5th Floor, 1 Minister Court,       LIHI        100%                         UK
               Underwriter Services     Mincing Lane, London, EC3R 7YE
               Ltd

LINTU          Liberty International    HMP Secretarial Services           LIIHL       100%                         Ireland
               Underwriters Ltd.        Limited, 2 Harbourmaster Place,
                                        International Financial Services
                                        Centre, Dublin 1

LLAC           Liberty Life Assurance   175 Berkeley Street, Boston, MA    LLHI        100%                         MA
               Company of Boston        02117

LLDLLC*        Liberty Life             175 Berkeley Street, Boston, MA    LLAC        100%                         DE
               Distributors LLC         02117

LLHI           Liberty Life Holdings    175 Berkeley Street, Boston, MA    LMIC        90%                          DE
               Inc. (formerly known     02117
               as Liberty Mutual                                           FIRE        10%
               Property - Casualty
               Holding Corporation)

LLSLLC         Liberty Life             175 Berkeley Street, Boston, MA    LLAC        100%                         DE
               Securities LLC           02117

LLOYDS         Liberty Lloyds of        175 Berkeley Street, Boston, MA    LMIC                                     TX
               Texas Insurance Co.      02117

LMS            Liberty Management       One Liberty Centre, Portland, OR   LNW         100%                         OR
               Services, Inc.           97232

LMT            Liberty Massachusetts    175 Berkeley Street, Boston, MA    LMIC        100%                         MA
               Trust                    02117

LMHI           Liberty Mexico           175 Berkeley Street, Boston, MA    LIHI        100%                         MA
               Holdings Inc.            02117

LMHSA          Liberty Mexico           175 Berkeley Street, Boston, MA    LMHI        99.99%                       Mexico
               Holdings S.A. de C.V.

LML            Liberty Motor Limited    1 Minister Court, Mincing Lane,    LSML        100%                         UK
                                        London, EC3R 7YE

LMB            Liberty Mutual           73 Front Street, Hamilton HM11,    LMT         100%                         Bermuda
               (Bermuda) Ltd.           Bermuda

LMCC           Liberty Mutual Capital   175 Berkeley Street, Boston, MA    LMIC        100%                         DE
               Corporation (Boston)     02117

LMCILLC        Liberty Mutual           175 Berkeley Street, Boston, MA    LMIA        100%                         MA
               Community Investors,     02117


LMEC           Liberty Mutual Equity    175 Berkeley Street, Boston, MA    LMIC        100%                         MA
               Corporation              02117

FIRE           Liberty Mutual Fire      175 Berkeley Street, Boston, MA    LMGI        100%                         MA
               Insurance Company        02117

LMGI           Liberty Mutual Group     175 Berkeley Street, Boston, MA    LMHCMHI     100%                         MA
               Inc                      02117

LMHCI          Liberty Mutual Holding   175 Berkeley Street, Boston, MA    N/A         100%                         MA
               Company Inc              02117

LMIC           Liberty Mutual           175 Berkeley Street, Boston, MA    LMGI        100%                         MA
               Insurance Company        02117

LMUK           Liberty Mutual           4th Floor, 1 Minister Court,       LEHL        99.14%                       UK
               Insurance Company        Mincing Lane, London, EC3R 7YE
               (U.K.) Ltd                                                  FIRE        0.86%



LMIA           Liberty Mutual           175 Berkeley Street, Boston, MA    LMIC        99%                          MA
               Investment Advisors LLC  02117
                                                                           LMCC        1%

LMMC           Liberty Mutual Managed   175 Berkeley Street, Boston, MA    LMIC        100%                         MA
               Care, Inc.               02117

LMMB           Liberty Mutual           73 Front Street, Hamilton HM11,    LMB         100%                         Bermuda
               Management (Bermuda)     Bermuda
               Ltd.

LNW            Liberty Northwest        One Liberty Centre, Portland, OR   LPCHI       100%                         OR
               Insurance Corporation    97232

LPDIL*         Liberty Pacific Direct   33/F Jardine House, 1 Connaught    LMIC        78.43%                       Hong Kong
               Investments Limited      Place, Central, Hong Kong
                                                                           LEHLLC      21.57%

PAUL           Liberty Paulista         Rua Dr. Geraldo Campos Moreira     LTDA        98.82%                       Brazil
               Seguros                  110, Brooklin Novo 04571-020 Sao
                                        Paulo - SP - Brazil

CUMIS          Liberty Personal         175 Berkeley Street, Boston, MA    LMIC        100%                         MI
               Insurance Company        02117
               (formerly CUMIS)

LPCHI          Liberty                  175 Berkeley Street, Boston, MA    LMEC        100%                         MA
               Property-Casualty        02117
               Holdings Inc.
               (formerly known as
               Liberty Financial
               Companies, Inc.)

LRBL           Liberty Re (Bermuda)     73 Front Street, Hamilton HM11,    LMIC        100%                         Bermuda
               Limited                  Bermuda

LIB RE         Liberty Re Limited       4th Floor, 1 Minister Court,       LEHL        100%                         UK
                                        Mincing Lane, London, EC3R 7YE

LREC           Liberty Real Estate      175 Berkeley Street, Boston, MA    LMEC        100%                         MA
               Corporation              02117

LCRMS          Liberty Risk Services    Moreno 401, Buenos Aires,          LATIN       99.99%                       Argentina
               Argentina S.A.           Argentina
               (formerly known as
               Liberty Consulting &
               Risk Management
               Services S.A.)

LRSV           Liberty Risk Services    Avenida Francisco de Miranda,      LATIN       100%                         Venezuela
               de Venezuela S.A.        Torre Seguros Venezuela, Nivel
                                        C-1, Centro Commercial El
                                        Parque, Los Palas Grandes,
                                        Caracas, Venezuela

LRSUK          Liberty Risk Services    400 Capability Green, Luton,       LEHL        100%                         UK
               Limited                  Bedfordshire, LU1 3LU

LSI            Liberty Sanibel          175 Berkeley Street, Boston, MA    LREP        98.67%                       MA
               Limited Partnership      02117
                                                                           ARELP       1.33%

LSII           Liberty Sanibel II       175 Berkeley Street, Boston, MA    LSI         99.99%                       MA
               Limited Partnership      02117
                                                                           ARELP       0.01%

LSASA          Liberty Seguros          Av. Pte. Roque Saenz Pena 636,     LATIN       99.99%                       Argentina
               Argentina, S.A           6th Floor, City of Buenos Aires,
                                        Argentina

VIDA           Liberty Seguros de       Calle 71 A #6-30 Piso 3, Bogota,   LSEG        51.12%                       Colombia
               Vida, S.A.               D.C. Republica de Colombia
                                                                           LILA        48.87%



LSEG           Liberty Seguros S.A.     Calle 71 A #6-30 Piso 3, Bogota,   LILA        94.71%                       Colombia
                                        D.C. Republica de Colombia
                                                                           LICOL       5.26%



LSIC           Liberty Surplus          175 Berkeley Street, Boston, MA    LMIC        100%                         NH
               Insurance Corp.          02117

LSML           Liberty Syndicate        1 Minister Court, Mincing Lane,    LEHL        100%                         UK
               Management Ltd.          London, EC3R 7YE

LUSA           Liberty-USA Corporation  175 Berkeley Street, Boston, MA    LIH         100%                         DE
                                        02117

LICP&C         LIH US P&C Corporation   175 Berkeley Street, Boston, MA    LIH         100%                         DE
                                        02117

LIHRE          LIH-Re of America Corp.  62 Maple Avenue, Keene, NH 03431   LUSA        100%                         DE

LIIA           LIIA Insurance Agency,   175 Berkeley Street, Boston, MA    HIA                                      TX
               Inc.                     02117

LILA           LILA (Colombia)          41 Cedar Avenue, Hamilton HM12,    LATIN       100%                         Bermuda
               Holdings Limited         Bermuda

LLSIANV        LLS Insurance Agency     175 Berkeley Street, Boston, MA    LLAC        100%                         NV
               of Nevada, Inc.          02117

LM             LM Insurance             175 Berkeley Street, Boston, MA    LMIC        100%                         IA
               Corporation              02117

LMHCMHI        LMHC Massachusetts       175 Berkeley Street, Boston, MA    LMGI        100%                         MA
               Holdings Inc             02117

LREP           LRE Properties, Inc.     175 Berkeley Street, Boston, MA    LMEC        100%                         MA
                                        02117

MHI            MACTAN Holdings          5th Floor, REV Building, 5470      CITYH       100%                         Philippines
               Incorporated             South Super Highway, Makai City,
                                        Philippines

MDCC           Managed Dental Care of   3500 Steeles Avenue East,          OTAR        100%                         Canada
               Canada Inc.              Markham, Ontario L3R 0X4 Canada

MIS            Marine Insurance         20 Cecil Street, #18-01, The       CITYI       50%                          Singapore
               Services Pte. Ltd.       Exchange, Singapore 049795

MNB            Merchants & Business     2201 North Front Street,           LMIC                                     PA
               Men's Mutual Insurance   Harrisburg, PA 17110
               Company

MHG            Merchants Holding        2201 North Front Street,           MNB         100%                         PA
               Corporation              Harrisburg, PA 17110

MAAI           Mid-American Agency,     62 Maple Avenue, Keene, NH 03431   LUSA        100%                         IN
               Inc.

MAFCC          Mid-American Fire and    62 Maple Avenue, Keene, NH 03431   LIH         100%                         OH
               Casualty Company

MAI            Missouri Agency, Inc.    62 Maple Avenue, Keene, NH 03431   LUSA        100%                         MO

MIDC           Montgomery Indemnity     17810 Meeting House Road, Sandy    HC          100%                         DE
               Company                  Spring, MD 20860

MMIC           Montgomery Mutual        17810 Meeting House Road, Sandy    LMIC                                     DE
               Insurance Company        Spring, MD 20860

NIICL          Narai International      499/9-11 Moo 3, Benchachinda       KTCL        55%                          Thailand
               Insurance Company        Building 4th, 5th, 6th Floor,
               Limited                  Vibhavadi Rangsit Road, Khwaeng    LIAPHI      25%
                                        Ladyao, Khet Chatuchak, Bangkok
                                        Metropolis, Thailand

NIA            National Insurance       350 East 96th Street,              Control -                                Indiana
               Association              Indianapolis, IN 46240             LMIC

NPIN*          North Pacific            1 Liberty Centre, Portland, OR     LNW         100%                         OR
               Insurance Company        97232

OAC*           Oregon Automobile        1 Liberty Centre, Portland, OR     LNW         100%                         OR
               Company                  97232

PIIC*          Peerless Indemnity       3333 Warrenville Road, Lisle, IL   LUSA        100%                         IL
               Insurance Company        60532

PIC            Peerless Insurance       62 Maple Avenue, Keene, NH 03431   LIH         100%                         NH
               Company

RCSA           Reaseguradora Caracas    Avenida Francisco de Miranda,      CAVSC       99.99%                       Venezuela
               S.A.                     Torre Seguros Venezuela, Nivel
                                        C-1, Centro Commercial El
                                        Parque, Los Palas Grandes,
                                        Caracas, Venezuela

RI             ReCover, Inc.            2000 Westwood Drive, Wausau, WI    WSC         100%                         TX
                                        54401

RTI            Risktrac, Inc.           175 Berkeley Street, Boston, MA    HMSI        100%                         NH
                                        02117

SDIC           San Diego Insurance      525 B Street, San Diego, CA 92101  GEIC        100%                         CA
               Company

CAVSC          Seguros Caracas de       Avenida Francisco de Miranda,      LATIN       99.2%                        Venezuela
               Liberty Mutual S.A.      Torre Seguros Venezuela, Nivel
                                        C-1, Centro Commercial El
                                        Parque, Los Palas Grandes,
                                        Caracas, Venezuela

SAII           State Agency, Inc.       62 Maple Avenue, Keene, NH 03431   LUSA        100%                         IN
               (Indiana)

SAWI           State Agency, Inc.       62 Maple Avenue, Keene, NH 03431   LUSA        100%                         WI
               (Wisconsin)

SIG            Stuart Insurance Group   73 Front Street, Hamilton HM11,    LMT         19.50%                       Bermuda
               Ltd.                     Bermuda

SCMI           Summit Claims            2310 A-Z Park Road, Lakeland, FL   SCI         100%                         FL
               Management, Inc.         33801

SCI            Summit Consulting, Inc.  2310 A-Z Park Road, Lakeland, FL   SHC         100%                         FL
                                        33801

SCIL           Summit Consulting,       2310 A-Z Park Road, Lakeland, FL   SCI         100%                         LA
               Inc. of Louisiana        33801

SHH            Summit Healthcare        2310 A-Z Park Road, Lakeland, FL   SHC         100%                         FL
               Holdings, Inc.           33801

SHC            Summit Holding           2310 A-Z Park Road, Lakeland, FL   SHS         100%                         FL
               Corporation              33801

SHS            Summit Holding           2310 A-Z Park Road, Lakeland, FL   LMIC        100%                         FL
               Southeast, Inc.          33801

SLCS           Summit Loss Control      2310 A-Z Park Road, Lakeland, FL   SCI         100%                         FL
               Services, Inc.           33801

TBCI           Talbot Bird & Co., Inc.  175 Berkeley Street, Boston, MA    LMIC        100%                         DE
                                        02117

TBTX           Talbot Bird & Co.,       175 Berkeley Street, Boston, MA    TBCI        100%                         TX
               Inc. of Texas            02117

TBNE           Talbot Bird of New       175 Berkeley Street, Boston, MA    TBCI        100%                         MA
               England, Inc.            02117

TEILLC         Tara Energy              175 Berkeley Street, Boston, MA    LEHLLC      100%                         DE
               Investments, LLC         02117

FIRST          The First Liberty        175 Berkeley Street, Boston, MA    LMIC        100%                         IA
               Insurance Corporation    02117

MWIC           The Midwestern           62 Maple Avenue, Keene, NH 03431   LIH         100%                         OH
               Indemnity Company

NCI            The National             350 East 96th Street,              LUSA        100%                         IN
               Corporation              Indianapolis, IN 46240

NIC            The Netherlands          62 Maple Avenue, Keene, NH 03431   LIH         100%                         NH
               Insurance Company

TKCL           Tun Kaokali Company,     87/1 Capitol Tower, All Seasons    KTCL        99.99%                       Thailand
               Ltd                      Place, 18th Floor, Wireless
                                        Road, Khwaeng Lumpini, Khet
                                        Pathumwan, Bangkok, Thailand

TIS            Turnkey Insurance        2310 A-Z Park Road, Lakeland, FL   TRI         100%                         FL
               Services, Inc.           33801

TRI            Turnkey Resources, Inc.  2310 A-Z Park Road, Lakeland, FL   SCI         100%                         FL
                                        33801

UEI            US Employers Insurance   2310 A-Z Park Road, Lakeland, FL   BEIC        100%                         Virgin
               Company, Inc.            33801                                                                       Islands

WB             Wausau (Bermuda) Ltd.    73 Front Street, Hamilton HM11,    EIOW        100%                         Bermuda
                                        Bermuda

WBIC           Wausau Business          2000 Westwood Drive, Wausau, WI    WSC         100%                         WI
               Insurance Company        54401

WGIC           Wausau General           2000 Westwood Drive, Wausau, WI    WSC         100%                         WI
               Insurance Company        54401

WHI            Wausau Holdings Inc.     2000 Westwood Drive, Wausau, WI    EIOW        100%                         DE
                                        54401

WICUK          Wausau Insurance Co.     2000 Westwood Drive, Wausau, WI    LMIC        100%                         UK
               (U.K.) Limited           54401

WSC            Wausau Service           2000 Westwood Drive, Wausau, WI    LMIC        100%                         WI
               Corporation              54401

WUIC           Wausau Underwriters      2000 Westwood Drive, Wausau, WI    WSC         100%                         WI
               Insurance Company        54401

WHS            Workwell Health &        175 Berkeley Street, Boston, MA    LMIC        100%                         Michigan
               Safety, Inc.             02117


ITEM 30 - INDEMNIFICATION

Article XV of Liberty Life Assurance Company of Boston's By-Law provides: "The company shall, except as hereinafter provided, indemnify and reimburse each director, former director, officer and former officer, and his heirs and legal representatives, for and against all loss, liability and expense, whether heretofore or hereafter imposed upon or incurred by him in connection with any pending or future action, suit, proceeding or claim in which he may be involved, or with which he may be threatened, by reason of any alleged act or omission as a director or an officer of the company. Such loss, liability and expense shall include, but not be limited to, judgments, court costs, attorneys' fees and the cost of reasonable settlements. Such indemnification and reimbursement shall not cover (a) judgments, expenses or liabilities, rendered, imposed or incurred in connection with any item or matter as to which such director or officer shall have been adjudicated in any proceeding not to have acted in good faith in the reasonable belief that his action was in the best interests of the company; or
(b) loss, liability or expense imposed or incurred in connection with any item or matter which shall be settled without final adjudication unless such settlement shall have been approved as in the best interests of the company (1) by vote of the board at a meeting in which no director participates against whom as such director any suit or proceeding on the same or similar grounds is then pending or threatened or (2) by vote of the stockholders. The foregoing rights of indemnification and reimbursement shall be in addition to any rights to which any director, former director, officer or former officer, and the heirs and legal representatives of each, may otherwise be entitled as a matter of law."

"Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue."

Section 12.2 of the Operating Agreement for Liberty Life Distributors LLC (together with any successor company, the "Company") states: "Indemnification.
(a) The Managers shall be fully indemnified, defended and held harmless, absolutely, irrevocably and forever, by the Company from and against any and all claims, demands, liabilities, costs, damages and causes of action, of any nature whatsoever, arising out of or incidental to the Manager's management of the Company affairs, except where the claim at issue is based upon the fraud, gross negligence or willful misconduct of a Manager, or the breach by a Manager of any provision of this Agreement, the result of which is adverse to the Company or to any Manager. (b) The indemnification provided by Subsection 12.2 (a) shall be made solely and entirely from assets of the Company, and no Member [i.e., a person that owns a membership interest in the Company] shall be personally liable to the indemnitee in connection therewith. (c) In any proceeding brought by or in the right of the Company or brought by or on behalf of Members, there shall not be any damages assessed against a Manager or a Member arising out of any transaction, occurrence or course of conduct. The aforesaid elimination of liability of a Manager or a Member shall not be applicable if the Manager or Member engaged in fraud, gross negligence, willful misconduct or the breach of any provision of this Agreement."

ITEM 31 - PRINCIPAL UNDERWRITER

(a) Other Activity. Not applicable

(b) Management. The following information is provided with respect to the officers and directors of Liberty Life Distributors LLC

NAME AND PRINCIPAL BUSINESS ADDRESS     POSITION AND OFFICES WITH UNDERWRITER
John B. Conners                         Chairman of the Board of Managers

J. Paul Condrin, III                    Manager

A. Alexander Fontanes                   Manager

John A. Tymochko                        Manager

Christopher C. Mansfield                Manager

John T. Treece                          President

Margaret Dillon                         Treasurer

Stephen Batza                           Assistant Treasurer

Dexter R. Legg                          Secretary

Anne G. Delaney                         Vice President -- Administration

Gary J. Ostrow                          Vice President

William J. O'Connell                    Assistant Secretary

Diane S. Bainton                        Assistant Secretary

James R. Pugh                           Assistant Secretary

Lee W. Rabkin                           Assistant Secretary

The principal business address of Mr. Treece is 100 Liberty Way, Dover, New Hampshire 03820-5808. The principal business address of the remaining officers and managers is 175 Berkeley Street, Boston, Massachusetts 02117.

(c) Compensation from the Registrant. The following table shows all commissions and other compensation received by Liberty Life Distributors, LLC, directly or indirectly, from the Registrant during the Registrant's last fiscal year.

(1)                    (2)                  (3)                   (4)                  (5)
                       NET UNDERWRITING
NAME OF PRINCIPAL      DISCOUNTS AND        COMPENSATION ON       BROKERAGE
UNDERWRITER            COMMISSIONS          REDEMPTION            COMMISSIONS          OTHER COMPENSATION
-----------------      ----------------     ---------------       -----------          ------------------
Liberty Life
Distributors, LLC

2002                   $ 0                  $ 0                   $   545,176          $ 0
------------------------------------------------------------------------------------------

2001                   $ 0                  $ 0                   $ 1,214,319          $ 0
------------------------------------------------------------------------------------------

2000                   $ 0                  $ 0                   $   678,795          $ 0
------------------------------------------------------------------------------------------

Liberty Life Distributors, LLC pays out all commissions received to the selling broker-dealers.

ITEM 32 - LOCATION OF ACCOUNTS AND RECORDS

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under that section are maintained by Liberty Life Assurance Company of Boston at 100 Liberty Way, Dover, New Hampshire 03820 or at 175 Berkeley Street, Boston, Massachusetts 02117.

ITEM 33 - MANAGEMENT SERVICES

All management contracts are discussed in Part A or Part B.

ITEM 34 - FEE REPRESENTATION

Liberty Life Assurance Company of Boston hereby represents that the fees and charges deducted under the Modified Single Payment Variable Universal Life Insurance Contracts hereby registered by this Registration Statement in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Liberty Life Assurance Company of Boston.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant and the Depositor have duly caused this Post-Effective Amendment to the Registration Statement to be signed on their behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 18th day of February 2003.

By:      LLAC Variable Account
         ------------------------
         Registrant

By:      /s/ William J. O'Connell
         ------------------------
         William J. O'Connell
         Assistant General Counsel and Assistant Secretary

By:      Liberty Life Assurance Company of Boston
         ----------------------------------------
         Depositor

By:      /s/ William J. O'Connell
         ------------------------
         William J. O'Connell
         Assistant General Counsel and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on February 18, 2003.

/s/ Edmund F. Kelly*
--------------------
Edmund F. Kelly
President, Chief Executive Officer and Chairman of the Board

/s/ J. Paul Condrin*
--------------------
J. Paul Condrin, III
Director, Vice President, Principal Financial and Principal Accounting Officer

/s/ John B. Conners*
--------------------

John B. Conners
Director

/s/ A. Alexander Fontanes*
--------------------------
A. Alexander Fontanes
Director and Vice President

/s/ Christopher C. Mansfield*
-----------------------------
Christopher C. Mansfield
Director

/s/ Jean M. Scarrow*
--------------------
Jean M. Scarrow
Director and Chief Operating Officer - Group

/s/ John A. Tymochko*
---------------------
John A. Tymochko
Director and Chief Operating Officer - Individual

/s/ Juliana M. Coyle*
---------------------
Juliana M. Coyle
Treasurer

*By:  /s/ William J. O'Connell
      ------------------------
      William J. O'Connell
      Assistant General Counsel and Assistant Secretary
      Attorney-in-fact
      Pursuant to Power of Attorney

*William J. O'Connell has signed this document on the indicated date on behalf of each of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and included as Exhibit 18 of this Registration Statement.

                                  EXHIBIT INDEX

7              (a) Automatic Self Administered YRT Reinsurance Agreement between
          Liberty Life Assurance Company of Boston and Swiss Re Life & Health America Inc.

               (b) Automatic Yearly Renewable Term Reinsurance Agreement between Liberty Life Assurance Company of Boston and General & Cologne Life RE of America

               (c) Automatic and Facultative Yearly Renewable Term Reinsurance Agreement between Liberty Life Assurance Company of Boston and Security Life of Denver Insurance Company

9 Premium Remittance Processing Services Agreement between Liberty Life Assurance Company of Boston and Liberty Mutual Insurance Company

17 Liberty Life Assurance Company of Boston Variable Universal Life Insurance Procedures Memorandum

18        Power of Attorney from Juliana M. Coyle